As filed with the Securities and Exchange Commission on January 14, 2015

1933 Act Registration No. 333-139186

1940 Act Registration No. 811-21987

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 ☒

Pre-Effective Amendment No. _	☐
Post-Effective Amendment No. 26	☒

and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 ☒

Amendment No. 27	☒

ALPS VARIABLE INVESTMENT TRUST

(Exact Name of Registrant as Specified in Charter)

1290 BROADWAY, SUITE 1100

DENVER, COLORADO 80203

(Address of Principal Executive Offices)(Zip Code)

Registrant’s Telephone Number, Including Area Code: (303) 623-2577

DAVID T. BUHLER, SECRETARY

ALPS VARIABLE INVESTMENT TRUST

1290 BROADWAY, SUITE 1100

DENVER, COLORADO 80203

(Name and Address of Agent for Service)

Copy to:

PETER H. SCHWARTZ, ESQ.

DAVIS GRAHAM & STUBBS LLP

1550 SEVENTEENTH STREET, SUITE 500

DENVER, COLORADO 80202

303-892-9400

Approximate date of proposed public offering: As soon as practicable after the effective date of the Registration Statement.

It is proposed this filing will become effective (check appropriate box):

☐	immediately upon filing pursuant to paragraph (b)
☐	on (date) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☒	on April 3, 2015 pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The information in this Prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This Prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

PROSPECTUS

ALPS VARIABLE INVESTMENT TRUST

ALPS/Stadion Tactical Growth Portfolio: Class I (            ) and Class III (            )

                    , 2015

The Securities and Exchange Commission has not approved or disapproved the Trust’s shares or passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

SUMMARY SECTION

Investment Objective

The investment objective of the ALPS/Stadion Tactical Growth Portfolio (the “Portfolio”) is to seek long-term capital appreciation.

Fees and Expenses of the Portfolio

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect expenses incurred from investing through a separate account or qualified plan and does not reflect variable annuity or life insurance contract charges. If it did, the overall fees and expenses would be higher.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class I		Class III
Management Fee		%		%
Distribution and/or Service (12b-1) Fees		%		%
Other Expenses
Shareholder Service Fee		%		%
Other Portfolio Expenses(1)		%		%
Acquired Fund Fees and Expenses(1), (2)		%		%
Total Annual Fund Operating Expenses		%		%
Fee Waiver/Expense Reimbursement(3)		%		%
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursements		%		%

(1) “Other Portfolio Expenses” and “Acquired Fund Fees and Expenses” are based on estimated amounts for the Portfolio’s initial fiscal year.

(2) The operating expenses in this fee table will not correlate to the expense ratio in the Portfolio’s financial statements (or the financial highlights in its prospectus) because the financial statements include only the direct operating expenses incurred by the Portfolio, not the indirect costs of investing in the ETFs and other investment companies.

(3) ALPS Advisors, Inc. (the “Adviser”) and Stadion Money Management, LLC (the “Sub-Adviser”) have contractually agreed to jointly waive its management fee and subadvisory fee, respectively, and/or reimburse expenses so that Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursements (not including distribution and/or service (12b-1) fees, shareholder service fees, acquired fund fees and expenses, taxes, brokerage commissions and extraordinary expenses) do not exceed a maximum of     % of the Portfolio’s Class I or Class III shares average daily net assets through             , 2016. The Adviser and Sub-Adviser will be permitted to recover, on a class-by-class basis, expenses each has borne through the agreement described above to the extent that the Portfolio’s expenses in later periods fall below the annual rates set forth in the relevant agreement. The Portfolio will not be obligated to pay any such fees and expenses more than three years after the end of the fiscal year in which the fee and expense was waived or reimbursed. This agreement may only be terminated during the period by the Board of Trustees of ALPS Variable Investment Trust.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, you reinvest all dividends and capital gains distributions and that the Portfolio’s operating expenses remain the same. After [one year], the Example does not take into consideration the Adviser’s and Sub-Adviser’s agreement to waive fees and/or reimburse expenses. The Example does not include expenses incurred from investing through a separate account or qualified plan. If the Example included these expenses, the figures shown would be higher. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 year	3 years
Class I	$	$
Class III	$	$

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Portfolio’s performance.

Principal Investment Strategies

To achieve its investment objective, the Portfolio invests primarily in actively managed or index-based exchange traded funds (“ETFs”), mutual funds and other investment companies, and groups of securities related by index or sector made available through certain brokers at a discount brokerage rate (such as stock baskets, baskets of bonds and other index-or sector-based groups of related securities) (collectively, “Fund Investments”) that the Adviser or Sub-Adviser believes have the potential for capital appreciation. The Portfolio’s investment strategy will emphasize growth style investing, but Fund Investments may also at times have value characteristics.

In allocating the Portfolio’s assets, the Sub-Adviser uses a proprietary quantitative research process to determine current risk in the broad equity markets, as well as to determine the Portfolio’s:

•	optimum cash position;
•	weighting between the value and growth segments of the market;
•	sector and industry allocation; and
•	domestic and international exposure.

The Sub-Adviser generally will search for investments that exhibit attractive valuations on several metrics. To participate in markets and market sectors, the Sub-Adviser’s investment philosophy emphasizes purchasing Fund Investments, which the Sub-Adviser believes are a convenient way to invest in both broad market indexes and market sector indexes.

The Sub-Adviser retains the flexibility to allocate among equity or fixed-income Fund Investments as determined to be suitable for the Portfolio. The Portfolio may invest up to 100% of its assets in Fund Investments that have portfolios comprised of equity securities (including domestic or foreign companies of any size in any sector) or fixed-income securities (including domestic or foreign corporate and/or government bonds issued by any size company, municipality or government body in any sector of any maturity, yield or quality rating, including investment grade and high yield, non-investment grade fixed income securities (commonly known as “junk bonds”)).The mix of fixed income and equity Fund Investments may be substantially over-weighted or under-weighted in favor of fixed income or equities, depending on prevailing market conditions. The Portfolio may participate in a limited number of industry sectors, but will not concentrate its investments in any particular sector.

The Sub-Adviser generally sells a security under one or more of the following conditions:

•	the security reaches the Sub-Adviser’s appraised value;
•	there is a more attractively priced Fund Investment or other security as an alternative;
•	the optimum Cash Position has changed based on the Sub-Adviser’s quantitative research;
•	the weighting between the value and growth segments of the market have changed based on the Sub-Adviser’s quantitative research;
•	the weighting between sector and industry allocations have changed based on the Sub-Adviser’s quantitative research; or
•	the weighting between domestic and international exposure have changed based on the Sub-Adviser’s quantitative research.

Principal Risks of Investing in the Portfolio

The main risks of investing in the Portfolio are below. Like all investments in securities, you risk losing money by investing in the Portfolio. An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. Additional Information on the Portfolio’s Principal Investment Risks can be found in the prospectus. Unless stated otherwise, the principal risks described below are applicable to the Portfolio directly and indirectly through the Fund Investments in which the Portfolio invests.

Market Risk. Market risk refers to the risk that the value of securities held by the Portfolio may decline due to daily fluctuations in the securities markets that are generally beyond the Adviser’s or Sub-Adviser’s control, including fluctuation in interest rates, the quality of the Portfolio’s investments, general economic and market conditions, and investor sentiment. In a declining stock market, stock prices for all companies (including those in the Portfolio’s portfolio) may decline, regardless of their long-term prospects.

Management Risk. Any failure by the Sub-Adviser’s allocation model to accurately measure market risk and appropriately react to current and developing market trends may result in significant losses in the Portfolio’s investments, which can also result in possible losses overall for the Portfolio.

Growth Securities Risk: The Portfolio may invest in growth-oriented companies that the Adviser or Sub-Adviser believes, as applicable, will have revenue and earnings that grow faster than the economy as a whole. These companies may offer above-average prospects for capital appreciation with little or no emphasis on dividend income. It is possible that the Portfolio’s return could be negatively impacted if the Adviser’s or Sub-Adviser’s, as applicable, perceptions of a company’s growth potential are wrong, and the securities purchased may not perform as expected.

Value Securities Risk: The Portfolio may invest in value-oriented companies that the Adviser or Sub-Adviser, as applicable, believes to be undervalued or selling at a discount to their intrinsic value. Investments in these companies are subject to the risk that the market may never fully realize a company’s intrinsic value or that the Adviser’s or Sub-Adviser’s, as applicable, perceptions of a company’s value potential are wrong, and the securities purchased may not perform as expected.

Foreign Securities Risk. Foreign securities held by the Portfolio are subject to additional risks not typically associated with investments in domestic securities. These risks may include, among others, country risks (political and/or diplomatic instability, regional conflicts, terrorism, war, social and economic instability, currency devaluations and policies that have the effect of limiting or restricting foreign investment or the movement of assets, including expropriation or confiscatory taxation), different trading practices, different accounting and reporting requirements, less government supervision, less publicly available information, limited trading markets and greater volatility.

Large-Cap, Mid-Cap and Small-Cap Companies Risk. The Portfolio’s investment in larger companies is subject to the risk that larger companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion. Securities of mid-cap and small-cap companies may be more volatile and less liquid than the securities of large-cap companies.

Sector Risk. Companies with similar characteristics may be grouped together in broad categories called sectors. Sector risk is the possibility that a certain sector may perform differently than other sectors or as the market as a whole. Although the Portfolio does not intend to invest in any particular sector or sectors, the Portfolio may, from time to time, emphasize investments in one or more sectors.

Commodity Risk. The Portfolio may invest directly or indirectly in physical commodities, such as gold, silver and other precious minerals. Thus, the Portfolio may be affected by changes in commodity prices. Commodity prices tend to be cyclical and can move significantly in short periods of time. In addition, new discoveries or changes in government regulations can affect the price of commodities.

Fixed Income Risk. Fixed income investments, including underlying Fund Investments with exposure to fixed-income securities, will expose the Portfolio to certain risks that may have an adverse effect on the Portfolio’s performance. These risks include (i) Credit Risk, (ii) Change in Rating Risk, (iii) Interest Rate Risk, (iv) Liquidity Risk and (v) Duration Risk.

High-Yield Risk. Investment in securities which invest in high-yield or “junk” bonds can involve a substantial risk of loss. Junk bonds are considered to be speculative with respect to the issuer’s ability to pay interest and principal. These securities, which are rated below investment grade, have a higher risk of issuer default, are subject to greater price volatility than investment grade securities and may be illiquid.

ETF Risks. ETFs are subject to the following risks: (i) the market price of an ETF’s shares may trade above or below net asset value; (ii) there may be an inactive trading market for an ETF; (iii) the ETF may employ an investment strategy that utilizes high leverage ratios; (iv) trading of an ETF’s shares may be halted, delisted, or suspended on the listing exchange; and (v) the ETF may fail to achieve close correlation with the index that it tracks.

Risk of Investing in Other Investment Companies. To the extent the Portfolio invests in other investment companies, such as ETFs, the Portfolio’s shareholders will indirectly bear a proportionate share of any fees and expenses of the underlying investment company in addition to the Portfolio’s own fees and expenses. The return on such investments will be reduced by the operating expenses, including investment advisory and administration fees, of such investment funds, and will be further reduced by Portfolio expenses, including management fees. As a result, your cost of investing will be higher than the cost of investing directly in the underlying investment funds and may be higher than mutual funds that invest directly in stocks and bonds. Investments by the Portfolio in other investment companies may be subject to restrictions under applicable laws, and absent exemptive relief, may affect the Portfolio’s ability to allocate investments in a manner that the Sub-Adviser considers optimal.

Tracking Risk. Fund Investments in which the Portfolio invests may not be able to replicate exactly the performance of the indices they track because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities. In addition, the Fund Investments in which the Portfolio invests may incur expenses not incurred by their applicable indices, especially when rebalancing holdings to reflect changes in the composition of an index. Certain securities comprising the indices tracked by the Fund Investments may, from time to time, temporarily be unavailable, which may further impede the Fund Investments’ ability to track their applicable indices or match their performance.

Sampling Risk. Index-based Fund Investments may utilize a representative sampling approach to track their respective underlying indices. Index-based Fund Investments that utilize a representative sampling approach are subject to an increased risk of tracking error because the securities selected for the Fund Investment in the aggregate may vary from the investment profile of the underlying index. Additionally, if using a representative sampling approach, a Fund Investment will typically hold a smaller number of securities than the underlying index, and as a result, an adverse development to a Fund Investment could result in a greater decline in NAV than would be the case if the Fund Investment held all of the securities in the underlying index.

Risks Related to Portfolio Turnover. As a result of its trading strategies, the Portfolio may sell portfolio securities without regard to the length of time they have been held and will likely have a higher portfolio turnover rate than other mutual funds. Since portfolio turnover may involve paying brokerage commissions and other transaction costs, higher turnover generally results in additional Fund expenses. High rates of portfolio turnover may lower the performance of the Portfolio due to these increased costs. If the Portfolio realizes capital gains when Fund Investments are sold, the Portfolio must generally distribute those gains to shareholders, increasing the Portfolio’s taxable distributions.

Risks Related to Investments in Money Market Mutual Funds. Although a money market fund seeks to maintain the value of an investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in a money market fund. The Portfolio will incur additional indirect expenses due to acquired fund fees and other costs to the extent it invests in shares of money market mutual funds.

Derivatives Risk. The Portfolio may use derivative instruments. The value of these instruments derives from the value of an underlying asset, currency or index. Derivative instruments may be difficult to value and may be subject to substantial fluctuations in valuations caused by, among other things, changes in the value of the underlying asset. Derivative instruments may be volatile, and the potential loss on a derivative position may exceed the initial investment. Derivative instruments also involve the risk that other parties to the derivative contract may fail to meet their obligations, or that the holder of the derivative instrument is unable to close out a position, which could cause losses.

In particular, the Portfolio may utilize, or may have indirect exposure to, the following types of instruments:

Options. Writing and purchasing call and put options are highly specialized activities and entail greater than ordinary investment risks. The value of the Portfolio’s positions (or those of an underlying investment) in options fluctuates in response to changes in the value of the underlying security. The Portfolio or the underlying investment also risks losing all or part of the cash paid for purchasing call and put options.

Futures Contracts. A futures contract is a bilateral agreement to buy or sell a security (or deliver a cash settlement price, in the case of a contract relating to an index or otherwise not calling for physical delivery at the end of trading in the contracts) for a set price in the future. The primary risks associated with the use of futures contracts are (a) the imperfect correlation between the change in market value of the instruments held by a Portfolio or underlying investment and the price of the futures contract; (b) liquidity risks, including the possible absence of a liquid secondary market for a futures contract and the resulting inability to close a futures contract when desired; (c) losses (potentially unlimited) caused by unanticipated market movements; (d) inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors; (e) the possibility that a counterparty, clearing member or clearinghouse will default in the performance of its obligations; (f) transaction costs associated with investments in futures, including margin requirements.

New Portfolio Risk. The Portfolio does not yet have a full calendar year of performance history for investors to evaluate.

Performance

As of the date of this Prospectus, the Portfolio has not yet commenced operations. When the Portfolio has completed a full calendar year of investment operations, this section will include charts that show annual total returns, highest and lowest quarterly returns and average annual total returns compared to benchmarks selected for the Portfolio. Updated performance information will be available on the Portfolio’s website at www.alpsfunds.com or by calling [1-866-432-2926].

Investment Adviser and Sub-Adviser

ALPS Advisors, Inc. is the investment adviser to the Portfolio and Stadion Money Management, LLC (“Stadion”) is the investment sub-adviser to the Portfolio.

Portfolio Managers

Paul M. Frank, Senior Portfolio Manager. Mr. Frank joined Stadion in 2013. He has been the Lead Portfolio Manager of the Portfolio since its inception.

Brad A. Thompson, CFA®, Chief Investment Officer. Mr. Thompson joined Stadion in 2006. He has managed the Portfolio since its inception.

William McGough, CFA®, Vice President – Portfolio Management. Mr. McGough joined Stadion in 2003. He has managed the Portfolio since its inception.

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Tax Information

The Portfolio’s distributions are not taxable if you are investing through a tax-deferred arrangement, such as a variable insurance contract. Such tax-deferred arrangements may be taxed later upon withdrawals of monies from those arrangements. However, if the Portfolio’s distributions are taxable, the distributions will be taxed as ordinary income or capital gains.

Financial Intermediary Compensation

This Portfolio is only offered as an underlying investment option for variable insurance contracts and to qualified plans. The Portfolio and its related companies may make payments to sponsoring insurance companies, their affiliates or other financial intermediaries for distribution and/or other services. These payments may create a conflict of interest by influencing insurance companies to include the Portfolio as an underlying investment option in a variable insurance contract. In addition, these payments may be a factor that another financial intermediary considers in including the Portfolio as an investment option under a qualified plan. The prospectus or other offering documents for variable insurance contracts or plans may also contain additional information about these payments.

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THE PORTFOLIO

This Prospectus describes one portfolio (the “Portfolio”) of ALPS Variable Investment Trust, a Delaware statutory trust (the “Trust”). The Portfolio is an investment vehicle for variable annuity contracts and variable life insurance policies. The Portfolio also may be used as an investment vehicle for qualified pension and retirement plans and certain registered and unregistered separate accounts. Shares of the Portfolio (“Shares”) are offered only to participating insurance companies and their separate accounts to fund the benefits of variable annuity contracts and variable life insurance policies, qualified pensions, retirement plans or registered and unregistered separate accounts. Shares are not offered to the general public.

There are ten portfolios in the Trust: the Ibbotson Conservative ETF Asset Allocation Portfolio, the Ibbotson Income and Growth ETF Asset Allocation Portfolio, the Ibbotson Balanced ETF Asset Allocation Portfolio, the Ibbotson Growth ETF Asset Allocation Portfolio, the Ibbotson Aggressive Growth ETF Asset Allocation Portfolio, the Ibbotson MVP ETF Portfolio, the ALPS/Alerian Energy Infrastructure Portfolio, the ALPS/Red Rocks Listed Private Equity Portfolio, the ALPS/Stadion Tactical Defensive Portfolio and the Portfolio. The Ibbotson Conservative ETF Asset Allocation Portfolio, Ibbotson Income and Growth ETF Asset Allocation Portfolio, Ibbotson Balanced ETF Asset Allocation Portfolio, Ibbotson Growth ETF Asset Allocation Portfolio and Ibbotson Aggressive Growth ETF Asset Allocation Portfolio each offer Class I and Class II shares. The Ibbotson MVP ETF Portfolio and the ALPS/Stadion Tactical Defensive Portfolio each offers Class I, II and III shares. The Portfolio, the ALPS/Red Rocks Listed Private Equity Portfolio and the ALPS/Alerian Energy Infrastructure Portfolio each offer Class I and Class III shares.

This Prospectus includes important information about the Portfolio that you should know before investing. You should read this Prospectus and keep it for future reference. You also should read the separate account prospectus for the variable annuity contract or variable life insurance policy that you want to purchase. The separate account prospectus provided by your intermediary contains important information about the contract, your investment options, the separate accounts and expenses related to purchasing a variable annuity contract or variable life insurance policy.

Each variable annuity contract and variable life insurance policy owner (“Contract Owner”) and retirement plan participant (“Participant”) also incurs fees associated with the variable annuity, variable life insurance or retirement plan through which he or she invested. As a Contract Owner or Participant, you may incur additional fees and different terms and conditions associated with your investment program that are not discussed in this Prospectus. Detailed information about the fees associated with your investment program can be found in the accompanying disclosure document included with this Prospectus. You may incur additional fees, and be subject to different terms and conditions depending on your tax situation.

THE PORTFOLIO’S PRINCIPAL INVESTMENT STRATEGIES AND PRINCIPAL RISKS

The Board of Trustees may change the investment objective or the principal investment strategies, or both, without a shareholder vote. If there is a material change to the investment objective or principal investment strategy, you should consider whether the ALPS/Stadion Tactical Growth Portfolio (the “Portfolio”) remains an appropriate investment for you. There is no guarantee that the Portfolio will achieve its investment objective.

Investment Objective

The investment objective of the Portfolio is to seek long-term capital appreciation.

Principal Investment Strategies

To achieve its investment objective, the Portfolio invests primarily in actively managed or index-based exchange traded funds (“ETFs”), mutual funds and other investment companies, and groups of securities related by index or sector made available through certain brokers at a discount brokerage rate (such as stock baskets, baskets of bonds and other index-or sector-based groups of related securities) (collectively, “Fund Investments”) that the Adviser or Sub-Adviser believes have the potential for capital appreciation. The Portfolio’s investment strategy will emphasize growth style investing, but Fund Investments may also at times have value characteristics.

In allocating the Portfolio’s assets, the Sub-Adviser uses a proprietary quantitative research process to determine current risk in the broad equity markets, as well as to determine the Portfolio’s:

•	optimum cash position;
•	weighting between the value and growth segments of the market;
•	sector and industry allocation; and
•	domestic and international exposure.

The Sub-Adviser generally will search for investments that exhibit attractive valuations on several metrics, which may include, without limitation, price movement, volatility, price-to-earnings ratios, growth rates, price-to-cash flow ratios and price-to-book ratios. To

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participate in markets and market sectors, the Sub-Adviser’s investment philosophy emphasizes purchasing Fund Investments, which the Sub-Adviser believes are a convenient way to invest in both broad market indexes (e.g., the S&P 500, Russell 2000, NASDAQ-100, MSCI EAFE, Barclays bond indexes etc.) and market sector indexes (e.g., healthcare indexes, utilities indexes, real estate indexes, commodities-related indexes, etc.).

The Sub-Adviser retains the flexibility to allocate among equity or fixed-income Fund Investments as determined to be suitable for the Portfolio. The Portfolio may invest up to 100% of its assets in Fund Investments that have portfolios comprised of equity securities (including domestic or foreign companies of any size in any sector) or fixed-income securities (including domestic or foreign corporate and/or government bonds issued by any size company, municipality or government body in any sector of any maturity, yield or quality rating, including investment grade and high yield, non-investment grade fixed income securities (commonly known as “junk bonds”)).The mix of fixed income and equity Fund Investments may be substantially over-weighted or under-weighted in favor of fixed income or equities, depending on prevailing market conditions. The Portfolio may participate in a limited number of industry sectors, but will not concentrate its investments in any particular sector.

The Sub-Adviser generally sells a security under one or more of the following conditions:

•	the security reaches the Sub-Adviser’s appraised value;
•	there is a more attractively priced Fund Investment or other security as an alternative;
•	the optimum Cash Position has changed based on the Sub-Adviser’s quantitative research;
•	the weighting between the value and growth segments of the market have changed based on the Sub-Adviser’s quantitative research;
•	the weighting between sector and industry allocations have changed based on the Sub-Adviser’s quantitative research; or
•	the weighting between domestic and international exposure have changed based on the Sub-Adviser’s quantitative research.

Principal Investment Risks

Market Risk. Market risk refers to the risk that the value of securities held by the Portfolio may decline due to daily fluctuations in the securities markets that are generally beyond the Adviser’s or Sub-Adviser’s control, including fluctuation in interest rates, the quality of the Portfolio’s investments, general economic and market conditions, and investor sentiment. In a declining stock market, stock prices for all companies (including those in the Portfolio’s portfolio) may decline, regardless of their long-term prospects.

Management Risk. Any failure by the Sub-Adviser’s allocation model to accurately measure market risk and appropriately react to current and developing market trends may result in significant losses in the Portfolio’s investments, which can also result in possible losses overall for the Portfolio.

Equity Securities Risk. Equity securities investments, including underlying Fund Investments with exposure to equity securities. will expose the Portfolio to certain risks that may have an adverse effect on the Portfolio’s performance. These risks include:

Equity Securities Risk. The prices of stocks can rise or fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions. Equity securities may decline in value if the stock markets perform poorly. There is also a risk that equity securities will underperform either the securities markets generally or particular segments of the securities markets.

Foreign Securities Risk. Foreign securities held by the Portfolio are subject to additional risks not typically associated with investments in domestic securities. These risks may include, among others, country risks (political and /or diplomatic instability, regional conflicts, terrorism, war, social and economic instability, currency devaluations and policies that have the effect of limiting or restricting foreign investment or the movement of assets, including expropriation or confiscatory taxation), different trading practices, different accounting and reporting requirements, less government supervision, less publicly available information, limited trading markets and greater volatility.

Growth Securities Risk: The Portfolio may invest in growth-oriented companies that the Sub-Adviser believes will have revenue and earnings that grow faster than the economy as a whole. These companies may offer above-average prospects for capital appreciation with little or no emphasis on dividend income. It is possible that the Portfolio’s return could be negatively impacted if the Sub-Adviser’s perceptions of a company’s growth potential are wrong, and the securities purchased may not perform as expected.

Value Securities Risk: The Portfolio may invest in value-oriented companies that the Sub-Adviser believes to be undervalued or selling at a discount to their intrinsic value. Investments in these companies are subject to the risk that the market may never fully realize a company’s intrinsic value or that the Sub-Adviser’s perceptions of a company’s value potential are wrong, and the securities purchased may not perform as expected.

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Small- and Mid-Cap Companies Risk. From time to time, the Portfolio may invest significantly in small-capitalization and mid-capitalization stocks, which are often more volatile and less liquid than investments in larger companies. The frequency and volume of trading in securities of smaller and mid-size companies may be substantially less than is typical of larger companies. Therefore, the securities of smaller and mid-size companies may be subject to greater and more abrupt price fluctuations. In addition, smaller and mid-size companies may lack the management experience, financial resources and product diversification of larger companies, making them more susceptible to market pressures and business failure.

Large-Cap Companies Risk. The Portfolio’s investment in larger companies is subject to the risk that larger companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.

Sector Risk. Companies with similar characteristics may be grouped together in broad categories called sectors. Sector risk is the possibility that a certain sector may perform differently than other sectors or as the market as a whole. Although the Portfolio does not intend to invest in any particular sector or sectors, the Portfolio may, from time to time, emphasize investments in one or more sectors.

Commodity Risk. The Portfolio may invest directly or indirectly in physical commodities, such as gold, silver and other precious minerals. Thus, the Portfolio may be affected by changes in commodity prices. Commodity prices tend to be cyclical and can move significantly in short periods of time. In addition, new discoveries or changes in government regulations can affect the price of commodities.

Fixed Income Risk. Fixed income investments, including underlying Fund Investments with exposure to fixed-income securities, will expose the Portfolio to certain risks that may have an adverse effect on the Portfolio’s performance. These risks include:

Credit Risk. The issuer of a fixed income security may not be able to make interest and principal payments when due. Generally, the lower the credit rating of a security, the greater the risk that the issuer will default on its obligation.

Change in Rating Risk. If a rating agency gives a debt security a lower rating, the value of the debt security held will decline because investors will demand a higher rate of return.

Interest Rate Risk. The value of fixed income securities may fluctuate based upon changes in interest rates and market conditions. As interest rates increase, the value of the Portfolio’s income producing investments may go down. For example, bonds tend to decrease in value when interest rates rise. Debt obligations with longer maturities typically offer higher yields, but are subject to greater price movements as a result of interest rate changes than debt obligations with shorter maturities.

Liquidity Risk. Liquidity risk is the risk that a fixed income security may be difficult to sell at an advantageous time or price due to limited market demand (resulting from a downgrade, a decline in price, or adverse conditions within the fixed income market).

Duration Risk. Prices of fixed income securities with longer effective maturities are more sensitive to interest rate changes than those with shorter effective maturities.

High-Yield Risk. Investment in securities which invest in high-yield or “junk” bonds can involve a substantial risk of loss. Junk bonds are considered to be speculative with respect to the issuer’s ability to pay interest and principal. These securities, which are rated below investment grade, have a higher risk of issuer default, are subject to greater price volatility than investment grade securities and may be illiquid.

ETF Risks. ETFs are subject to the following risks: (i) the market price of an ETF’s shares may trade above or below its net asset value; (ii) an active trading market for an ETF’s shares may not develop or be maintained; (iii) the ETF may employ an investment strategy that utilizes high leverage ratios; (iv) trading of an ETF’s shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally; or (v) the ETF may fail to achieve close correlation with the index that it tracks due to a variety of factors, such as rounding of prices and changes to the index and/or regulatory policies, resulting in the deviation of the ETF’s returns from that of its corresponding index. Some ETFs may be thinly traded, and the resulting higher costs associated with respect to purchasing and selling the ETFs will be borne by the Portfolio.

Risk of Investing in Other Investment Companies. To the extent the Portfolio invests in other investment companies, such as ETFs, the Portfolio’s shareholders will indirectly bear a proportionate share of any fees and expenses of the underlying investment company in addition to the Portfolio’s own fees and expenses. The return on such investments will be reduced by the operating expenses, including investment advisory and administration fees, of such investment funds, and will be further reduced by Portfolio expenses, including management fees. As a result, your cost of investing will be higher than the cost of investing directly in the underlying investment funds and may be higher than mutual funds that invest directly in stocks and bonds. Investments by the Portfolio in other investment companies may be subject to restrictions under applicable laws, and absent exemptive relief, may affect the Portfolio’s ability to allocate investments in a manner that the Sub-Adviser considers optimal. Certain of the ETFs or other investment companies in which the Portfolio may invest may hold common portfolio positions, thereby reducing diversification benefits.

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Tracking Risk. Fund Investments in which the Portfolio invests may not be able to replicate exactly the performance of the indices they track because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities. In addition, the Fund Investments in which the Portfolio invests may incur expenses not incurred by their applicable indices, especially when rebalancing holdings to reflect changes in the composition of an index. Certain securities comprising the indices tracked by the Fund Investments may, from time to time, temporarily be unavailable, which may further impede the Fund Investments’ ability to track their applicable indices or match their performance.

Sampling Risk. Index-based Fund Investments may utilize a representative sampling approach to track their respective underlying indices. Index-based Fund Investments that utilize a representative sampling approach are subject to an increased risk of tracking error because the securities selected for the Fund Investment in the aggregate may vary from the investment profile of the underlying index. Additionally, if using a representative sampling approach, a Fund Investment will typically hold a smaller number of securities than the underlying index, and as a result, an adverse development to a Fund Investment could result in a greater decline in NAV than would be the case if the Fund Investment held all of the securities in the underlying index.

Risks Related to Portfolio Turnover. As a result of its trading strategies, the Portfolio may sell portfolio securities without regard to the length of time they have been held and will likely have a higher portfolio turnover rate than other mutual funds. Since portfolio turnover may involve paying brokerage commissions and other transaction costs, higher turnover generally results in additional Fund expenses. High rates of portfolio turnover may lower the performance of the Portfolio due to these increased costs. If the Portfolio realizes capital gains when Fund Investments are sold, the Portfolio must generally distribute those gains to shareholders, increasing the Portfolio’s taxable distributions.

Risks Related to Investments in Money Market Mutual Funds. Although a money market fund seeks to maintain the value of an investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in a money market fund. The Portfolio will incur additional indirect expenses due to acquired fund fees and other costs to the extent it invests in shares of money market mutual funds.

Derivatives Risk. The Portfolio may use derivative instruments. The value of these instruments derives from the value of an underlying asset, currency or index. Derivative instruments may be difficult to value and may be subject to substantial fluctuations in valuations caused by, among other things, changes in the value of the underlying asset. Derivative instruments may be volatile, and the potential loss on a derivative position may exceed the initial investment. Derivative instruments also involve the risk that other parties to the derivative contract may fail to meet their obligations, or that the holder of the derivative instrument is unable to close out a position, which could cause losses.

In particular, the Portfolio may utilize, or may have indirect exposure to, the following types of instruments:

Options. Writing and purchasing call and put options are highly specialized activities and entail greater than ordinary investment risks. The value of the Portfolio’s positions (or those of an underlying investment) in options fluctuates in response to changes in the value of the underlying security. The Portfolio or the underlying investment also risks losing all or part of the cash paid for purchasing call and put options. If the Portfolio or an underlying investment sells a put option whose exercise is settled in cash, it cannot provide in advance for its potential settlement obligations by selling short the underlying securities, and the Portfolio or the underlying investment will be responsible, during the option’s life, for any decreases in the value of the underlying security below the strike price of the put option. If the Portfolio or an underlying investment sells a call option whose exercise is settled in cash, it cannot provide in advance for its potential settlement obligations by acquiring and holding the underlying securities, and the Portfolio or the underlying investment will be responsible, during the option’s life, for any increases in the value of the underlying security above the strike price of the call option.

Futures Contracts. A futures contract is a bilateral agreement to buy or sell a security (or deliver a cash settlement price, in the case of a contract relating to an index or otherwise not calling for physical delivery at the end of trading in the contracts) for a set price in the future. The primary risks associated with the use of futures contracts are (a) the imperfect correlation between the change in market value of the instruments held by a Portfolio or underlying investment and the price of the futures contract; (b) liquidity risks, including the possible absence of a liquid secondary market for a futures contract and the resulting inability to close a futures contract when desired; (c) losses (potentially unlimited) caused by unanticipated market movements; (d) inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors; (e) the possibility that a counterparty, clearing member or clearinghouse will default in the performance of its obligations; (f) transaction costs associated with investments in futures, including margin requirements.

Conflicts of Interest Risk. The Portfolio is subject to certain potential conflicts of interest arising out of the activities of its service providers. For example, the Trust’s distributor, ALPS Portfolio Solutions Distributor, Inc., or its affiliates, currently provide distribution services to certain ETFs or other investment companies which could be purchased by the Portfolio. If this situation arises, the Adviser will waive a portion of the advisory fee equal to the portion of the fees attributable to the assets of the Portfolio invested in such ALPS client ETFs or other investment companies.

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New Portfolio Risk. The Portfolio does not yet have a full calendar year of performance history for investors to evaluate.

ADDITIONAL INFORMATION ABOUT THE PORTFOLIO’S INVESTMENT STRATEGIES

Cash Positions. The Portfolio may invest in all types of cash positions, such as money market instruments, U.S. government obligations, commercial paper, repurchase agreements, and other cash or cash equivalent positions (“Cash Positions”).

Temporary Defensive Positions. The Portfolio may, from time to time, take temporary defensive positions that are inconsistent with the Portfolio’s principal investment strategies in an attempt to respond to adverse market, economic, political, or other conditions. In such circumstances, the Portfolio may also hold up to 100% of its portfolio in Cash Positions. When the Portfolio takes a temporary defensive position, the Portfolio may not be able to achieve its investment objective.

DESCRIPTION OF SHARE CLASSES

The Portfolio offers Class I and Class III shares. Each share class represents an interest in the same portfolio of securities, but each class has its own sales charge and expense structure, providing you with different choices for meeting the needs of your situation. A Contract Owner’s insurance company or Participant’s retirement plan administrator may make one or more of the share classes available in connection with their contract or separate account with that company. The decision as to which class of shares is best suited to your needs depends on a number of factors that you should discuss with your financial advisor.

Authorized Classes

The Portfolio may issue one or more classes of shares, in the same or separate prospectuses, which includes Class I and Class III (collectively, the “Classes” and individually, each a “Class”).

Shares are sold without a sales load. The shareholder servicing activities generally include responding to shareholder inquiries, directing shareholder communications, account balance maintenance, and dividend posting. In addition to fees associated with the distribution, servicing and marketing of shares (“12b-1 Fees”) pursuant to a Distribution Plan, Class III shares are also offered with fees for non-distribution related services provided to shareholders (“Service Fees”). Class I shares do not impose 12b-1 Fees, however, they are offered with Service Fees. A Contract Owner’s insurance company or Participant’s retirement plan administrator may make one or more of the share classes available in connection with their contract or separate account with that company.

The Classes of shares issued by the Portfolio will be identical in all respects except for Class designation, allocation of certain expenses for a Class directly related to the distribution or service arrangement, or both, and voting rights. Each Class votes separately with respect to issues affecting only that Class. Shares of both Classes will represent interests in the same investment Portfolio.  Therefore, each Class is subject to the same investment objectives, policies and limitations.

Class Expenses

Each Class of shares shall bear expenses, not including advisory or custodial fees or other expenses related to the management of the Portfolio’s assets that are directly attributable to the kind or degree of services rendered to that Class (“Class Expenses”).

Class Expenses, including the management fee or the fee of other service providers, may be waived or reimbursed by the Portfolio’s investment adviser, sub-adviser, underwriter, or any other provider of services to the Portfolio with respect to each Class of the Portfolio on a Class by Class basis.

Exchange Privileges

Shareholders may exchange shares of the Portfolio for shares of any of the other portfolios of the Trust which are available for sale in their state.

MANAGEMENT OF THE PORTFOLIO

Investment Adviser

ALPS Advisors, Inc. (the “Adviser”), located at 1290 Broadway, Suite 1100, Denver, CO 80203, is registered with the Securities and Exchange Commission (the “SEC”) as an investment adviser. As of December 31, 2014, the Adviser provided supervisory and management services on approximately $             billion in assets through closed-end funds, mutual funds and exchange-traded funds.

Subject to the authority of the Trust’s Board of Trustees, the Adviser is responsible for the overall management of the Portfolio’s business affairs. The Adviser invests the assets of the Portfolio, either directly or through the use of the Sub-Adviser, according to the Portfolio’s

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investment objective, policies and restrictions. The Adviser furnishes at its own expense all of the necessary office facilities, equipment and personnel required for managing the assets of the Portfolio.

Pursuant to the Investment Advisory Agreement (the “Advisory Agreement”), the Portfolio pays the Adviser an annual management fee of 0.__% based on the Portfolio’s average daily net assets. The management fee is paid on a monthly basis. The Adviser is required to pay all fees due to the Sub-Adviser out of the management fee the Adviser receives from the Portfolio. The Adviser has entered into a contractual arrangement with the Sub-Adviser to reimburse the Portfolio’s expenses, and/or waive a portion of the advisory, subadvisory or other fees, to the extent necessary to cap the Portfolio’s Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursements at 0.__% of average daily net assets for each of Class I and III through             , 2016, subject to distribution and/or service (12b-1) fees, shareholder service fees, acquired fund fees and expenses, taxes, brokerage commissions and extraordinary expenses, which may cause the Portfolio’s Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursements shown above to exceed the maximum amounts. The Adviser and Sub-Adviser will be permitted to recover, on a class-by-class basis, expenses each has borne through this agreement to the extent that the Portfolio’s expenses in later periods fall below the annual rates set forth in the relevant agreement. The Portfolio will not be obligated to pay any such fees and expenses more than three years after the end of the fiscal year in which the fee and expense was waived or reimbursed. [One-third] of this obligation to reimburse expenses and/or waive fees is assumed by the Adviser, and [two-thirds] is assumed by the Sub-Adviser.

A discussion regarding the Board of Trustees’ basis for approving the Advisory Agreement with respect to the Portfolio will be available in the Portfolio’s semi-annual shareholder report for the period ended June 30, 2015.

Investment Sub-Adviser

The Adviser is responsible for selecting the Sub-Adviser to the Portfolio, subject to shareholder approval and applicable law, if appropriate. The Sub-Adviser has been engaged to manage the investments of the Portfolio in accordance with such Portfolio’s investment objective, policies and limitations and any investment guidelines established by the Adviser and the Board of Trustees. The Sub-Adviser is responsible, subject to the supervision and control of the Adviser and the Board of Trustees, for the purchase, retention and sale of investments in the portion of the Portfolio’s investment portfolio under its management. The Adviser pays the Sub-Adviser an annual subadvisory management fee of     % based on the Portfolio’s average daily net assets. The Adviser pays the subadvisory management fee out of the management fee paid to the Adviser pursuant to the Advisory Agreement. The subadvisory management fee is paid on a monthly basis. The Portfolio is not responsible for the payment of this subadvisory management fee.

Stadion Money Management, LLC (“Sub-Adviser”), the Sub-Adviser for the Portfolio, located at 1061 Cliff Dawson Road, Watkinsville, Georgia, is a Delaware limited liability company controlled by certain investment entities controlled and managed by TA Associates, Inc. The Sub-Adviser was organized in April 2011 through a corporate reorganization whereby Stadion Money Management, Inc. (“Stadion Inc.”), the Sub-Adviser’s predecessor firm, contributed substantially all of its business to the Sub-Adviser in exchange for interests in the Sub-Adviser. The executives and members of the advisory staff of the Sub-Adviser have extensive experience in managing investments for clients including individuals, corporations, non-taxable entities and other business and private accounts since Stadion Inc. was founded in 1991. As of             , 2015, the Sub-Adviser had approximately $         billion in assets under management.

A discussion regarding the Board of Trustees’ basis for approving the subadvisory agreement with respect to the Portfolio will be available in the Portfolio’s semi-annual shareholder report for the period ended June 30, 2015.

Portfolio Managers

The Portfolio is managed by a portfolio management team jointly and primarily responsible for the day-to-day management of the Portfolio. The portfolio management team is led by Paul M. Frank and consists of Brad A. Thompson, CFA and William McGough, CFA.

Additional Information Regarding Portfolio Managers

Paul M. Frank. Mr. Frank is the Lead Portfolio Manager of the Portfolio and has served as a Senior Portfolio Manager of the Sub-Adviser since joining the Sub-Adviser in 2013. Mr. Frank founded Aviemore Asset Management, LLC in 1993 and served as its President until 2013. He also served as President, Treasurer, Trustee and Chief Compliance Officer of Aviemore Funds from 2004 until 2013. Mr. Frank has a Bachelor of Arts in History and Economics from Drew University. Mr. Frank also completed a Masters of Business Administration in Finance from Fordham University’s Graduate School of Business Administration in 1992, earning the Dean’s award for academic excellence and named class valedictorian.

Brad A. Thompson, CFA®. Mr. Thompson serves as Chief Investment Officer of the Sub-Adviser and has been a Portfolio Manager and an officer of the Sub-Adviser (and its predecessor), serving in a supervisory role for portfolio management operations since 2006. He has a Bachelor of Business Administration Degree in Finance from the University of Georgia and holds the Chartered Financial Analyst designation. Mr. Thompson is a member of the CFA Institute and the Bermuda Society of Financial Analysts and also holds the Chartered Retirement Plan Specialist Designation.

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William McGough, CFA®. Mr. McGough is Vice President of Portfolio Management of the Sub-Adviser and has served in that capacity since joining the Sub-Adviser in 2003. He has a Bachelor of Business Administration Degree from the University of Georgia and also holds the Chartered Financial Analyst designation.

The Statement of Additional Information (SAI) provides additional information about the Portfolio Managers, including Portfolio Manager compensation, other accounts managed by the Portfolio Managers, and each Portfolio Manager’s ownership of shares in the Portfolio.

SHAREHOLDER INFORMATION

Buying and Selling Shares

The Portfolio may sell its shares only to separate accounts of various insurance companies (the “Insurer(s)”) and to various qualified plans (“Retirement Plans”). Shares are available through investment in various Retirement Plans, or purchase of certain variable annuity contracts or life insurance policies (“Contracts”) issued by Insurers. If you are a Contract Owner, the Insurer will allocate your premium payments to the Portfolio through separate accounts in accordance with your Contract.

The Retirement Plans and separate accounts of Insurers are the shareholders of record of the Portfolio’s shares. Any reference to the “shareholder” in this Prospectus generally refers to the Retirement Plans and the Insurers’ separate accounts. “Shareholder” does not refer to the individual investor, but the Contract Owner in such separate account or as a Participant in such Retirement Plan.

The Trust has received exemptive relief from the SEC to sell Portfolio shares to, among others, separate accounts funding variable annuity contracts and variable life insurance policies issued by both affiliated life insurance companies and unaffiliated life insurance companies, and trustees of qualified group pension and group retirement plans outside of the separate account context. Due to differences in tax treatment and other considerations, the interests of certain contract owners and Retirement Plans may conflict. The Trust’s Board of Trustees will monitor events in order to attempt to identify the existence of any material irreconcilable conflicts and to determine any action to be taken in response.

The Portfolio continuously offers shares to Insurers and Retirement Plans at the net asset value (“NAV”) per share next determined after the Trust or its designated agent receives and accepts a proper purchase or redemption request. Each Insurer or Retirement Plan submits purchase and redemption orders to the Trust based on allocation instructions for premium payments, transfer instructions and surrender or partial withdrawal requests that are furnished to the Insurer by such Contract Owners or by Participants. The Insurers and Retirement Plans are designated agents of the Portfolio. The Trust, the Adviser and the Portfolio’s distributor reserve the right to reject any purchase order from any party for shares of the Portfolio.

The Portfolio may refuse to sell its Shares to any Insurer or Retirement Plan or may suspend or terminate the offering of the Portfolio’s Shares if such action is required by law or regulatory authority or is in the best interests of the Portfolio’s shareholders. It is possible that a Retirement Plan investing in the Portfolio could lose its qualified plan status under the Internal Revenue Code, which could have adverse tax consequences on Insurer separate accounts investing in the Portfolio. The Adviser intends to monitor such Retirement Plans, and the Portfolio may discontinue sales to a Retirement Plan and require Participants with existing investments in the Portfolio to redeem those investments if a plan loses (or in the opinion of the Adviser is at risk of losing) its qualified plan status.

The Portfolio will ordinarily make payment for redeemed shares within seven (7) business days after the Trust or its designated agent receives and accepts a proper redemption order. A proper redemption order will contain all the necessary information and signatures from either the Insurer or Retirement Plan required to process the redemption order. The redemption price will be the NAV per share next determined after the Trust or its designated agent receives and accepts such instructions in proper form.

The Portfolio may suspend the right of redemption or postpone the date of payment during any period when trading on the New York Stock Exchange (“NYSE”) is restricted, or the NYSE is closed for other than weekends and national holidays; when an emergency makes it not reasonably practicable for the Portfolio to dispose of its assets or calculate its NAV; or as permitted by the Securities and Exchange Commission.

Certain Insurers, separate accounts, or Adviser affiliates may from time to time own (beneficially or of record) or control a significant percentage of the Portfolio’s Shares. Redemptions by these Insurers or separate accounts of their holdings in the Portfolio may impact the Portfolio’s liquidity and NAV. These redemptions may also force the Portfolio to sell securities, which may negatively impact the Portfolio’s brokerage costs.

If the Trustees determine that existing conditions make cash payment undesirable, redemption payments may be made in whole or in part in securities or other property, valued for this purpose as they are valued in computing the Portfolio’s NAV. Shareholders receiving an ‘in-kind’ redemption may realize a gain or loss for tax purposes when liquidating acquired securities and will incur all transaction fees.

The accompanying disclosure documents for the Contracts or Retirement Plans describes the allocation, transfer, and withdrawal provisions of such Contract or Retirement Plan. These Contracts and Retirement Plans may assess fees and expenses that are not described

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in this Prospectus. You should review the accompanying disclosure documents for a complete description of such fees and expenses, if any.

Administrative Fees (Networking, Omnibus Positioning Fee)

Certain Insurers or other intermediaries may charge networking, omnibus account or other administrative fees with respect to transactions in shares of the Portfolio. Transactions may be processed through the National Securities Clearing Corporation or similar systems or processed on a manual basis. These fees are paid by the Portfolio to the distributor, which uses such fees to reimburse intermediaries. In the event an intermediary receiving payments from the distributor on behalf of the Portfolio converts from a networking structure to an omnibus account structure or otherwise experiences increased costs, fees borne by the Portfolio may increase.

Valuing Shares

The price at which you buy, sell, or exchange Portfolio shares is the share price or NAV. The share price for shares of the Portfolio is determined by adding the value of the Portfolio’s investments, cash and other assets (including accrued interest), deducting liabilities (including accrued expenses), and then dividing that value by the total number of the shares outstanding of the Portfolio. The Portfolio is open for business each day that the NYSE is open (a “Business Day”). Each NAV is calculated at the close of that Business Day, which coincides with the close of regular trading of the NYSE (normally 4:00 p.m. Eastern Time). NAV is not calculated on the days that the NYSE is closed.

When the Portfolio calculates its NAV, it values the securities it holds at market value. Sometimes market quotes for some securities are not available or are not representative of market value. Examples would be when events occur that materially affect the value of a security at a time when the security is not trading or when the securities are illiquid. In that case, securities may be valued in good faith at fair value, using consistently applied procedures decided on by the Board of Trustees.

Excessive Trading and Market Timing Activities

While the Portfolio provides its shareholders with daily liquidity, their investment programs are designed to serve long-term investors. Excessive trading and market timing activities (“Disruptive Trading”) in the Portfolio’s shares can be disruptive to the management of the Portfolio and as a result may hurt the long-term performance of the Portfolio.

For example, Disruptive Trading activities may expose long-term shareholders to additional risks, such as:

o	dilution of the value of the Portfolio’s shares held by long-term shareholders who do not engage in this activity;

o	the loss of investment opportunity by requiring a Portfolio to maintain more liquid assets as opposed to being able to invest such assets in Fund Investments; and

o	increased brokerage and administrative cost to the Portfolio due to redemption requests that are unusually large in either dollar amounts or number of redemptions.

In addition, the Portfolio may invest in shares of Fund Investments which in turn may invest in securities that may be primarily listed on foreign exchanges, the impact of events that occur after the close of a foreign exchange but before the close of trading on the NYSE may present risks of “time-zone arbitrage”. Similarly, such Fund Investments may hold certain small-capitalization (e.g., small company) stocks that are thinly traded, and these types of securities, as with securities listed on foreign exchanges, are also prone to stale pricing and other potential pricing discrepancies (each a “Market Timing” strategy). An investor engaging in this type of Market Timing of the Portfolio is seeking to capture any pricing inefficiencies and possibly cause a dilution of the value in the Portfolio’s NAV. Excessive Trading risks can be magnified for mutual funds that are smaller in asset size.

In order to attempt to protect Trust investors, the Trust’s Board of Trustees has adopted policies that it believes are reasonably designed to discourage Disruptive Trading. The Portfolio is typically available as an investment option under a number of different variable insurance products of Insurers and Retirement Plans. Contract Owners of these variable insurance products and Participants of these Retirement Plans may typically transfer value among subaccounts of the Insurer’s separate accounts or Retirement Plans by contacting the Insurer or Retirement Plan, as applicable. The resulting purchases and redemptions of Portfolio shares may be made through omnibus accounts of the Insurer’s separate account or Retirement Plan, as applicable. The right of a Contract Owner or Participant to transfer among subaccounts is governed by a contract or plan between the Insurer or Retirement Plan and such Contract Owner or Participant, respectively. Because the record owners of the Portfolio are generally the Insurers or Retirement Plans, and not the Contract Owners or Participants, the Trust is not ordinarily in a position to directly monitor for or uncover Disruptive Trading by Contract Owners or Participants. The terms of these contracts or plans, the presence of financial intermediaries (including the Insurers) between the Portfolio and Contract Owners and Participants, the utilization of omnibus accounts by these intermediaries and other factors, such as state insurance laws, may limit the Portfolios’ ability to detect and deter market timing.

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As a consequence, the Trust typically seeks to enlist the cooperation or assistance, through contractual arrangements or otherwise, of an Insurer, Retirement Plan or intermediary in seeking to detect, monitor and deter Disruptive Trading. An Insurer, Retirement Plan or intermediary may not have the capability or willingness to assist to the degree or in the manner requested by the Trust. In addition, certain parties who engage in Disruptive Trading may employ a variety of techniques to avoid detection.

None of these tools, however, can guarantee the possibility that Disruptive Trading activity will not occur, and the Trust cannot guarantee that monitoring by the Insurers or Retirement Plans will be 100% successful in detecting all Disruptive Trading. Consequently, there is a risk that some investors could engage in Disruptive Trading activities.

Any shareholder who wishes to engage in a Disruptive Trading strategy should not purchase shares of the Portfolio.

Anti-Money Laundering

Under applicable anti-money laundering regulations and other Federal regulations, purchase orders may be suspended, restricted, or canceled and the monies may be withheld.

Contract Owners and Participants may be asked to provide additional information in order for the Trust and its agents to verify their identities in accordance with requirements under anti-money laundering regulations. Accounts may be restricted and/or closed, and the monies withheld, pending verification of this information or as otherwise required under these and other Federal regulations.

Distributions and Tax Consequences

The Portfolio distributes substantially all of its net income and capital gains to shareholders each year. The Portfolio pays capital gains and income dividends at least annually. All dividends and capital gains distributions paid by the Portfolio will be automatically reinvested at net asset value in the Portfolio. For Contract Owners the result of automatic reinvestment of distributions on a Portfolio’s performance, including the effect of dividends, is reflected in the cash value of the Contracts you own. Please see the Contract prospectus accompanying this Prospectus for more information.

The Portfolio intends to qualify as a “regulated investment company” under Section 851 the Code, in order to be relieved of Federal income tax on that part of its net investment income and realized capital gains it distributes to shareholders. To qualify, the Portfolio must meet certain relatively complex income and diversification tests. The loss of such status would result in the Portfolio being subject to Federal income tax on their taxable income and gains.

The Trust is an open-end registered investment company under the Investment Company Act of 1940 (the “1940 Act”). As such, the Portfolio is generally limited under the 1940 Act to one distribution in any one taxable year of long-term capital gains realized by the Portfolio. In this regard, that portion of a Portfolio’s income which consists of gain realized by the Portfolio on a sale of a security may constitute long-term capital gain subject to this limitation.

In addition to the diversification requirements applicable to regulated investment companies generally, Section 817(h) of the Internal Revenue Service Code and the Treasury Regulations promulgated thereunder impose additional diversification requirements on separate accounts holding variable annuity and variable life insurance contracts. In determining whether a separate account satisfies the foregoing diversification requirements, Section 817(h) allows a separate account to look through the to the assets of regulated investment companies in which such separate account has invested under certain conditions which the Portfolio believes that itwill satisfy. The Adviser intends to diversify investments in accordance with those requirements. The Insurers’ prospectuses for variable annuities policies describe the Federal income tax treatment of distributions from such contracts to Contract Owners.

Employee benefit plans and other tax-exempt investors considering an investment in any of the Portfolio should consult their tax advisers about the potential tax consequences of such an investment.

The foregoing is only a short summary of important federal tax law provisions that can affect the Portfolio. Other federal, state, or local tax law provisions may also affect the Portfolio and its operations.

Because each investor’s tax circumstances are unique and because the tax laws are subject to change, we recommend that you consult your tax adviser, or if applicable, the Insurer through which your investment in the Portfolio is made, about your investment.

Distribution Plans

The Board of Trustees has adopted a separate plan of distribution for each Class pursuant to Rule 12b-1 under the 1940 Act for the Portfolio (a “Distribution Plan”).

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Class I Distribution Plan

The Class I shares have adopted a Defensive Distribution Plan (the “Class I Distribution Plan”) that recognizes that the Adviser may use its management fees, in addition to its past profits or its other resources, to pay for expenses incurred in connection with providing services intended to result in the sale of Portfolio shares and/or shareholder support services. Under the Class I Distribution Plan, the Adviser may pay significant amounts to intermediaries, such as banks, insurance companies, retirement plan administrators and other service providers that provide a variety of possible services. The Board of Trustees has currently authorized such payments on behalf of the Portfolio.

Class III Distribution Plan

The Class III Distribution Plan permits the use of the Portfolio’s assets to compensate the Portfolio’s distributor, ALPS Portfolio Solutions Distributor, Inc. (“APSD”), for its services and costs in distributing shares and servicing shareholder accounts. The Class III Distribution Plan also recognizes that the Adviser and Sub-Adviser may use their management fee revenues, as well as their past profits, to pay for expenses incurred in connection with providing services intended to result in the sale of shares and/or shareholder support services.

Under the Class III Distribution Plan, APSD receives an amount equal to 0.__% of the average annual net assets of the Class III shares of the Portfolio. All or a portion of the fees paid to APSD under the Class III Distribution Plan will, in turn, be paid to certain financial intermediaries as compensation for selling shares or for providing ongoing shareholder support services. These services generally include responding to shareholder inquiries, directing shareholder communications, account balance maintenance, and dividend posting.

Because the fees paid under the Class III Distribution Plan are paid out of Portfolio assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than other types of sales charges.

Shareholder Servicing Fees

The Portfolio has adopted a shareholder services plan (a “Services Plan”) with respect to Class I and Class III shares. Under the Services Plan, the Portfolio is authorized to pay third party service providers, including but not limited to insurance companies, banks and their affiliates, other institutions, broker-dealers and Trust affiliates (“Participating Organizations”), for non-distribution related services to shareholders of Class I or Class III shares.

Payments under the Services Plan are calculated daily and paid monthly, and the aggregate fees on an annual basis are not to exceed 0.__% of the average daily net asset value of the Class I shares, or 0.__% of the average daily net asset value of the Class III shares, in each case attributable to or held in the name of a Participating Organization for its clients as compensation for providing service activities pursuant to an agreement with a Participating Organization. Any amount of such payment not paid during the Portfolio’s fiscal year for such service activities shall be reimbursed to the Portfolio as soon as practicable.

Because these shareholder services fees are paid out of assets attributable to the Portfolio’s Class I or Class III shares, as applicable, on an ongoing basis, over time these fees will increase the cost of an investment in such shares and may cost more than other types of sales charges.

OTHER INFORMATION

Net Asset Value

The net asset value per share of the Portfolio will be determined as of the close of regular trading on the New York Stock Exchange (“NYSE”) each day the NYSE is open for business and will be computed by adding the value of the Portfolio’s investments, cash and other assets (including accrued interest), deducting liabilities (including accrued expenses), and then dividing that value by the total number of the shares outstanding of the Portfolio. The NYSE is closed on weekends and most national holidays. The determination of net asset value for a particular day is applicable to all applications for the purchase of shares, as well as all requests for the redemption of shares, received before the close of regular trading on the NYSE on that day.

Foreign securities exchanges, which set the prices for foreign securities held by the Portfolio, are not always open the same days as the NYSE, and they may be open for business on days the NYSE is not. For example, Thanksgiving Day is a holiday observed by the NYSE but not observed by foreign exchanges. In this situation, the Portfolio would not calculate net asset value on Thanksgiving Day and the Portfolio would not buy, sell or exchange shares for investors on that day, even though activity on foreign exchanges could result in changes in the net asset value of investments held by the Portfolio on that day. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions.

Securities traded on one or more of the U.S. national securities exchanges, the NASDAQ Stock Market LLC or any foreign stock exchange will be valued at the last sale price or the official closing price on the exchange or system where such securities are principally traded for the Business Day as of which such value is being determined.

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Notwithstanding the foregoing, where market quotations are not readily available, or in the Adviser’s judgment they do not accurately reflect fair value of a security, or an event occurs after the market close but before the Portfolio is priced that materially affects the value of a security, the securities will be valued by the Adviser using fair valuation procedures established by the Board of Trustees. Examples of potentially significant events that could materially impact the Portfolio’s net asset value include, but are not limited to, company specific announcements, significant market volatility, natural disasters, armed conflicts, significant governmental actions or a security’s trading has been halted, suspended or the security has not traded since the prior day and the closure of the primary trading market at a time when under normal conditions it would be open. Fair valuation procedures may also be employed for securities such as certain derivatives, swaps, and other similar instruments for which there are no market quotations readily available. There can be no assurance, however, that a fair valuation used by the Portfolio on any given day will more accurately reflect the market value of an investment than the closing price of such investment in its market. The value assigned to fair-valued securities for purposes of calculating the Portfolio’s net asset value may differ from the security’s most recent closing market price and from the prices used by other mutual funds to calculate their net asset values. The Portfolio may change the time at which orders are priced if the NYSE closes at a different time or an emergency exists. With respect to any portion of the Portfolio’s assets that are invested in Fund Investments that are pooled investment vehicles (including those registered under the 1940 Act), the Portfolio net asset value is calculated based upon the net asset values of the those Fund Investments in which the Portfolio invests, and the prospectuses or other offering documents for those Fund Investments explain the circumstances under which such Fund Investments will use fair value pricing and the effects of using fair value pricing.

Disclosure of Portfolio Holdings

The SAI contains a detailed description of the Portfolio’s policies and procedures with respect to the disclosure of its portfolio holdings.

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FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Portfolio’s financial performance for the past year. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Portfolio (assuming reinvestment of all dividends and distributions).

The ALPS/Stadion Tactical Growth Portfolio is newly organized and its shares were not offered during the fiscal year ended December 31, 2014. Therefore, this Portfolio does not have financial highlights for the period ended December 31, 2014. Additional information about this Portfolio’s investments will be available in its annual and semi-annual reports when they are available.

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Service Providers

Adviser:	ALPS Advisors, Inc.
1290 Broadway, Suite 1100
Denver, Colorado 80203

Sub-Adviser to the Portfolio:	Stadion Money Management, LLC 1061 Cliff Dawson Road
Watkinsville, Georgia 30677

Distributor:	ALPS Portfolio Solutions Distributors, Inc.
1290 Broadway, Suite 1100
Denver, Colorado 80203

Legal Counsel:	Davis Graham & Stubbs LLP
1550 17th Street, Suite 500
Denver, Colorado 80202

Independent Registered	Deloitte & Touch LLP
Public Accounting Firm	555 17th Street, Suite 3600 Denver, CO 80202

Transfer Agent:	ALPS Fund Services, Inc.
1290 Broadway, Suite 1100
Denver, Colorado 80203

Custodian:	State Street Bank and Trust Company 2 Avenue de Lafayette
Boston, MA 02111

Inquiries and Copies of Portfolio Documents

To make inquiries and to request other information, including a Prospectus, Statement of Additional Information, Annual Report, or Semi-Annual Report, free of charge, please contact your insurance company or plan sponsor, call (866) 432.2926, or visit the Portfolio’s website at www.alpsfunds.com.

Additional information about the Portfolio’s investments is available in the Portfolio’s annual and semi-annual reports to shareholders, when available. In the Portfolio’s annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolio’s performance during its last fiscal year.

The Statement of Additional Information dated             , 2015 is a supplement to this Prospectus and has detailed information about the Portfolio and its investment policies and practices. The Statement of Additional Information is incorporated into this Prospectus by reference; in other words, it is legally a part of this Prospectus, and you are considered to be aware of its contents.

Copies of these materials, including the Statement of Additional Information, are also available, after paying a duplication fee, from the SEC’s Public Reference Section at 100 F Street N.E., Washington, D.C. 20549-1520. You can obtain information on the operation of the Public Reference Room, including information about duplication fee charges, by calling 1-202-551-8090. This information can be obtained by electronic request at the following e-mail address: publicinfo@sec.gov. These materials are also available on the SEC web site at www.sec.gov.

ALPS Portfolio Solutions Distributor, Inc., distributor

Investment Company Act File #811-21987

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The information in this Statement of Additional Information is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This Statement of Additional Information is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

STATEMENT OF ADDITIONAL INFORMATION

ALPS VARIABLE INVESTMENT TRUST

ALPS/Stadion Tactical Growth Portfolio: Class I (    ) and Class III (    )

            , 2015

A Prospectus for the shares of the ALPS/Stadion Tactical Growth Portfolio (the “Portfolio”) dated             , 2015 (the “Prospectus”), provides the basic information you should know before investing in the Portfolio. This Statement of Additional Information (“SAI”) is incorporated by reference into the Prospectus; in other words, this SAI is legally part of the Prospectus. Although this SAI is not a prospectus, it contains information in addition to the information set forth in the Prospectus. It is intended to provide additional information regarding the activities of the Portfolio and should be read in conjunction with the Prospectus. The most recent annual report of ALPS Variable Investment Trust, a Delaware statutory trust (the “Trust”), is incorporated by reference into this SAI, and can be obtained free of charge by calling the toll-free number printed below.

You may obtain, without charge, the current Prospectus and SAI for the Portfolio by writing to your insurance company, plan sponsor or contacting the Trust at [(866) 432-2926]. You may also visit the Portfolio’s website at www.alpsfunds.com.

The Portfolio is an investment vehicle for variable annuity contracts and variable life insurance policies (“Contracts”). The Portfolio also may be used as an investment vehicle for qualified pension and retirement plans and certain registered and unregistered separate accounts. Shares of the Portfolio (“Shares”) are offered only to participating insurance companies and their separate accounts to fund the benefits of Contracts, and to qualified pension and retirement plans and registered and unregistered separate accounts. Shares are not offered to the general public.

DESCRIPTION OF THE TRUST

TRUST ORGANIZATION. The Portfolio is a separate portfolio of the Trust, an open-end management investment company organized as a Delaware statutory trust by a Declaration of Trust dated July 26, 2000. The Declaration of Trust permits the Trustees to create additional Portfolios and Classes. On April 30, 2013, the Trust changed its name from Financial Investors Variable Insurance Trust to ALPS Variable Investment Trust. There are currently ten Portfolios of the Trust.

The assets of the Trust received for the issue or sale of shares of the Portfolio and all income, earnings, profits, and proceeds thereof, subject only to the rights of creditors, are specially allocated to such Portfolio, and constitute the underlying assets of such Portfolio. The underlying assets of each Portfolio are segregated on the books of account, and are to be charged with the liabilities with respect to such Portfolio and with a share of the general expenses of the Trust. Expenses with respect to the Trust are to be allocated in proportion to the asset value of the respective Portfolios except where allocations of direct expense can otherwise be fairly made. The officers of the Trust, subject to the general supervision of the Trustees, have the power to determine which expenses are allocable to a given Portfolio, or which are general or allocable to all of the Portfolios. In the event of the dissolution or liquidation of the Trust, shareholders of a Portfolio are entitled to receive as a class the underlying assets of such Portfolio available for distribution.

SHAREHOLDER AND TRUSTEE LIABILITY. The Declaration of Trust provides that the Trust shall not have any claim against shareholders except for the payment of the purchase price of shares and requires that each agreement, obligation, or instrument entered into or executed by the Trust or the Trustees shall include a provision limiting the obligations created thereby to the Trust and its assets. The Declaration of Trust provides for indemnification out of each Portfolio’s property of any shareholders held personally liable for the obligations of each Portfolio. The Declaration of Trust also provides that each Portfolio shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of a Portfolio and satisfy any judgment thereon. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Portfolio itself would be unable to meet its obligations. The Trustees believe that, in view of the above, the risk of personal liability to shareholders is remote.

The Declaration of Trust further provides that the Trustees, if they have exercised reasonable care, will not be liable for any neglect or wrongdoing, but nothing in the Declaration of Trust protects a Trustee against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office.

Insurance companies and qualified plans will typically be each Portfolio’s only shareholders of record, and pursuant to the Investment Company Act of 1940, as amended (the “1940 Act”), such shareholders may be deemed to be in control of the Portfolio. When a shareholder’s meeting occurs, each insurance company generally solicits and accepts voting instructions from its Contract owners who have allocated or transferred monies for an investment in the Portfolio as of the record date of the meeting. Each shareholder then votes the Portfolio’s shares that are attributable to its interests in the Portfolio in which it is entitled to vote, in proportion to the voting instructions received.

Typically for insurance companies, each Portfolio is available through separate accounts relating to both variable annuity and variable life insurance contracts. The Portfolios do not currently foresee any material disadvantages to Contract owners arising from offering their shares to variable annuity and variable life insurance policy separate accounts, and the Trustees continuously monitor events for the existence of material irreconcilable conflict between or among Contract owners and qualified pension or retirement plan participants. Material conflicts could arise from, for example, (i) changes in state insurance laws; (ii) changes in federal income tax laws; or (iii) differences in voting instructions between those given by variable life owners and variable annuity owners. If a material irreconcilable conflict arises, as determined by the Board of Trustees, one or more separate accounts or qualified pension or retirement plans may withdraw their investment in the Portfolio. This could possibly require the Portfolio to sell securities. Each insurance company will bear the expenses of establishing separate portfolios for its variable annuity and variable life insurance separate accounts, and each qualified pension or retirement plan will bear the expenses of establishing separate portfolios for its qualified plan, if such action becomes necessary. However, intermediary expenses that are ultimately borne by Contract owners or qualified plan participants will likely increase due to the loss of economies of scale benefits that can be provided to separate accounts or qualified plans with substantial assets.

VOTING RIGHTS. Each Portfolio’s capital consists of shares of beneficial interest. The shares have no preemptive or conversion rights; dividend rights, the right of redemption, and the privilege of exchange are described in the Prospectus. Shares are fully paid and nonassessable, except as set forth under the heading “Shareholder and Trustee Liability” above. Shareholders representing 10% or more of the Trust or a Portfolio may, as set forth in the Declaration of Trust, call meetings of the Trust or a Portfolio for any purpose related to the Trust or Portfolio, as the case may be, including, in the case of a meeting of the entire Trust, the purpose of voting on removal of one or more Trustees. The Trust or any Portfolio may be terminated upon the sale of its assets to another open-end management investment company, or upon liquidation and distribution of its assets, if approved by vote of the holders of a majority of the outstanding shares of the Trust or that Portfolio. If not so terminated, the Trust and each Portfolio will continue indefinitely.

INVESTMENT RESTRICTIONS AND LIMITATIONS

The investment restrictions designated as “fundamental” in the following have been adopted by the Portfolio as fundamental policies and may be changed only by the affirmative vote of a majority of the outstanding shares of the Portfolio. As used in this SAI and in the prospectus, the term “majority of the outstanding shares of the Portfolio” means the affirmative vote of, the lesser of:

•	67% or more of the Portfolio’s shares present at a meeting, if the holders of more than 50% of the outstanding shares of the Portfolio are present or represented by proxy, or

•	more than 50% of the Portfolio’s outstanding shares.

Fundamental Investment Restrictions

These investment restrictions provide that the Portfolio may not:

(1) Issue senior securities, except as permitted by the 1940 Act;

(2) Borrow money (including, without limitation, borrowing to meet redemptions), except to the extent permitted under the 1940 Act. For purposes of this investment restriction, the entry into options, forward contracts, futures contracts, including those relating to indices, and options on futures contracts or indices shall not constitute borrowing;

(3) Pledge, mortgage or hypothecate its assets, except to the extent necessary to secure permitted borrowings and to the extent related to the deposit of assets in escrow in connection with writing covered put and call options and the purchase of securities on a when-issued or forward commitment basis and collateral and initial or variation margin arrangements with respect to options, forward contracts, futures contracts, including those relating to indices, and options on futures contracts or indices;

(4) Act as underwriter except to the extent that, in connection with the disposition of portfolio securities, the Portfolio may be deemed to be an underwriter under certain federal securities laws;

(5) Make loans, provided that the Portfolio may lend its portfolio securities in an amount up to 33% of total Fund assets, and provided further that, for purposes of this restriction, investment in U.S. Government obligations, short-term commercial paper, certificates of deposit, bankers’ acceptances and repurchase agreements shall not be deemed to be the making of a loan;

(6) Purchase or sell real estate or interests in real estate; provided, however, that the Portfolio may purchase and sell securities which are secured by real estate and securities of companies which invest or deal in real estate (including, without limitation, investments in REITs and mortgage-backed securities);

(7) Invest 25% or more of its total assets in securities of issuers in any particular industry. For purposes of this limitation, securities of the U.S. Government (including its agencies and instrumentalities), securities of state or municipal governments and their political subdivisions and investments in other registered investment companies are not considered to be issued by members of any industry. If the Portfolio invests in a revenue bond tied to a particular industry, the Portfolio will consider such investment to be issued by a member of the industry to which the revenue bond is tied; and

(8) Invest directly in commodities, except that the Portfolio may invest in securities of issuers, including other registered investment companies, whose business is related to commodities, and in derivatives or other instruments that are regarded as commodity interests under the Commodity Exchange Act.

Non-fundamental Investment Restrictions

Non-fundamental investment restrictions may be amended by a majority vote of the Trustees of the Trust, without obtaining shareholder approval. Under the non-fundamental investment restrictions, the Portfolio may not:

(1) Purchase securities on margin (but the Portfolio may obtain such short-term credits as may be necessary for the clearance of transactions). For purposes of this limitation, short sales of securities and futures trades, forward contracts or similar trades requiring margin deposits or other use of a margin account are not considered purchasing securities on margin;

(2)Make investments for the purpose of exercising control or management over a portfolio company;

(3) Invest in securities of other registered investment companies, except as permitted under the 1940 Act;

(4) Invest in interests in oil, gas or other mineral exploration or development programs, although the Portfolio may invest in the common stock of companies which invest in or sponsor such programs;

(5) Purchase warrants if as a result the Portfolio would then have more than 5% of its total net assets (taken at the lower of cost or current value) invested in warrants; and

(6) Invest more than 15% of its net assets in illiquid securities.

With respect to the “fundamental” and “non-fundamental” investment restrictions above, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such restriction (i.e., percentage limitations are determined at the time of purchase): provided, however, that the treatment of the fundamental restrictions related to borrowing money, investing in illiquid securities and issuing senior securities are exceptions to this general rule.

With respect to the above fundamental investment restriction on borrowing money, the entry into options, forward contracts, futures contracts, including those relating to indices, and options on futures contracts or indices shall not constitute borrowing.

With respect to the above fundamental investment restriction on making loans, investment in U.S. Government obligations, short-term commercial paper, certificates of deposit, bankers’ acceptances and repurchase agreements shall not be deemed to be the making of a loan.

With respect to the above non-fundamental investment restriction on purchasing securities on margin, short sales of securities and futures trades, forward contracts or similar trades requiring margin deposits or other use of a margin account are not considered purchasing securities on margin.

The 1940 Act presently allows a fund to borrow from any bank (including pledging, mortgaging or hypothecating assets) in an amount up to 33 1⁄3% of its total assets and the Portfolio will, to the extent necessary, reduce its existing borrowings (within 3 days, excluding Sundays and holidays) to comply with the provisions of the 1940 Act.

Classification

The 1940 Act classifies mutual funds as either diversified or non-diversified. The Portfolio is classified as diversified.

Commodity Pool Operator Status

Rule 4.5 under the Commodity Exchange Act (“CEA”), as amended, exempts an adviser of a fund that invests in “commodity interests” from registration as a “commodity pool operator” (“CPO”) provided that, among other restrictions, the adviser enters into such positions solely for “bona fide hedging purposes” or limits its use of commodity interests for non-bona fide hedging purposes such that (i) the aggregate initial margin and premiums required to establish non-bona fide hedging positions do not exceed 5% of the liquidation value of the fund’s portfolio, or (ii) the aggregate “notional value” of the non-bona fide hedging commodity interests do not exceed 100% of the liquidation value of the fund’s portfolio.

The Adviser and/or Sub-Adviser, as applicable, of the Portfolio intends to either: (i) comply with the requirements of the CEA by operating the Portfolio in a manner consistent with the restrictions of Rule 4.5, including filing a notice of eligibility of exemption from registration in accordance with applicable procedures and deadlines; (ii) comply with the requirements of the CEA by registering as a CPO or Commodity Trading Advisor (“CTA”), as applicable, with the CFTC and the National Futures Association; or (iii) operate the Portfolio in a manner such that the Portfolio will not be a “commodity pool” under the CEA.

Master/Feeder Structure

In lieu of investing directly, the Board of Trustees may consider whether the Portfolio’s investment objective would be furthered by converting to a Master/Feeder Portfolio Structure, pursuant to which the Portfolio would invest all of its investable assets in an investment company having substantially the same investment objective and policies as the Portfolio. The Master/Feeder Portfolio Structure is an arrangement that allows several investment companies with different shareholder-related features or distribution channels, but having substantially the same investment objectives, policies and restrictions, to combine their investments by investing all of their assets in the same portfolio instead of managing them separately.

Conversion to a Master/Feeder Portfolio Structure may serve to attract other collective investment vehicles with different shareholder servicing or distribution arrangements and with shareholders that would not have invested in the Portfolio. In addition, a Master/Feeder Portfolio Structure may serve as an alternative for large, institutional investors in the Portfolio who may prefer to offer separate, proprietary investment vehicles and who otherwise might establish such vehicles outside of the Portfolio’s current operational structure. No assurance can be given, however, that the Master/Feeder Portfolio Structure will result in the Portfolio stabilizing its expenses or achieving greater operational efficiencies.

The Portfolio’s methods of operation and shareholder services would not be materially affected by its investment in another investment company (“Master Portfolio”) having substantially the same investment objective and polices as the Portfolio, except that the assets of the Portfolio may be managed as part of a larger pool of assets. If the Portfolio invested all of its assets in a Master Portfolio, it would hold beneficial interests in the Master Portfolio and the Master Portfolio would directly invest in accordance with the objectives and policies described for the Portfolio. The Portfolio would otherwise continue its normal operation. The Board of Trustees would retain the right to withdraw the Portfolio’s investment from a Master Portfolio at any time it determines that it would be in the best interest of shareholders to do so. The Portfolio would then resume investing directly in individual securities of other issuers or invest in another Master Portfolio.

If the Board of Trustees determines that a conversion to a Master/Feeder Portfolio Structure is in the best interest of the Portfolio’s shareholders, it will consider and evaluate specific proposals prior to the implementation of a conversion. Furthermore, the Portfolio’s Prospectus and SAI would be amended to reflect the implementation of the Portfolio’s conversion and its shareholders would be notified in advance of any such conversion.

INVESTMENT INSTRUMENTS AND ASSOCIATED RISKS

The Prospectus discusses the investment objective of the Portfolio and the policies to be employed to achieve the objective. This section contains supplemental information concerning certain types of securities and other instruments in which the Portfolio may invest, either directly or indirectly by investing in exchange-traded funds or other investment companies, and certain risks attendant to such investment.

Exchange Traded Funds (“ETFs”). As noted in the Prospectus, the Portfolio may invest in ETFs and cash or cash equivalent positions. The shares of an ETF may be assembled in a block (typically 50,000 shares) known as a creation unit and redeemed in kind for a portfolio of the underlying securities (based on the ETF’s net asset value) together with a cash payment generally equal to accumulated dividends as of the date of redemption. Conversely, a creation unit may be purchased from the ETF by depositing a specified portfolio of the ETF’s underlying securities, as well as a cash payment generally equal to accumulated dividends of the securities (net of expenses) up to the time of deposit. The Portfolio intends to be short-term investors in ETFs, but does not intend to purchase and redeem creation units to take advantage of short-term arbitrage opportunities. However, the Portfolio may redeem creation units for the underlying securities (and any applicable cash), and may assemble a portfolio of the underlying securities and use it (and any required cash) to purchase creation units, if the Adviser or Sub-Adviser, as applicable, believes it is in the Portfolio’s interest to do so. The Portfolio’s ability to redeem creation units may be limited by the 1940 Act, which provides that the ETFs will not be obligated to redeem shares held by the Portfolio in an amount exceeding one percent of their total outstanding securities during any period of less than 30 days.

There is a risk that the underlying ETFs in which the Portfolio invests may terminate due to extraordinary events that may cause any of the service providers to the ETFs, such as the trustee or sponsor, to close or otherwise fail to perform their obligations to the ETF. Also, because the ETFs in which the Portfolio intends to principally invest may be granted licenses by agreement to use various indices as a basis for determining their compositions and/or otherwise to use certain trade names, the ETFs may terminate if such license agreements are terminated. In addition, an ETF may terminate if its net assets fall below a certain amount. Although the Portfolio believes that, in the event of the termination of an underlying ETF, it will be able to invest instead in shares of an alternate ETF tracking the same market index or another market index within the same general market, there is no guarantee that shares of an alternate ETF would be available for investment at that time.

An investment in an ETF generally presents the same primary risks as an investment in a conventional fund (i.e., one that is not exchange traded), including the risk that the general level of stock prices, or that the prices of stocks within a particular sector, may increase or decline, thereby affecting the value of the shares of an ETF. In addition, ETFs are subject to the following risks that do not apply to conventional funds: (1) the market price of an ETF’s shares may trade at a discount to its net asset value; (2) an active trading market for an ETF’s shares may not develop or be maintained; (3) trading of an ETF’s shares may be halted if the listing exchange deems such action appropriate; and (4) ETF shares may be delisted from the exchange on which they trade, or activation of “circuit breakers” (which are tied to large decreases in stock prices) may halt trading temporarily. ETFs are also subject to the risks of the underlying securities or sectors the ETF is designed to track.

Fixed Income ETFs. There are risks associated with the potential investment of the Portfolio’s assets in fixed income ETFs which may include credit risk, interest rate risk and maturity risk as described below:

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Credit Risk. Credit risk is the risk that the issuer or guarantor of a fixed income security or counterparty to a transaction involving one or more bonds in an ETF’s portfolio will be unable or unwilling to make timely principal and/or interest payments, or otherwise will be unable or unwilling to honor its financial obligations. If the issuer, guarantor, or counterparty fails to pay interest, an ETF’s income may be reduced. If the issuer, guarantor, or counterparty fails to repay principal, the value of that security and of the particular ETF’s shares may be reduced. ETFs may be subject to credit risk to the extent that they invest in fixed income securities which involve a promise by a third party to honor an obligation with respect to the fixed income security. Securities rated BBB by Standard & Poor’s (“S&P”) or Fitch Ratings, Ltd. (“Fitch”) or Baa by Moody’s Investors Service, Inc. (“Moody’s”) are considered investment-grade securities, but are somewhat riskier than more highly-rated investment-grade obligations (those rated A or better) because they are regarded as having only an adequate capacity to pay principal and interest, are considered to lack outstanding investment characteristics, and may be speculative. Such investment-grade securities will be subject to higher credit risk and may be subject to greater fluctuations in value than higher-rated securities. Credit risk is particularly significant for investments in “junk bonds” or lower than investment-grade securities.

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Interest Rate Risk. The price of a bond or a fixed income security is dependent upon interest rates. Therefore, the share price and total return of an ETF, when investing a significant portion of its assets in bonds or fixed income securities, will vary in response to changes in interest rates. There is the possibility that the value of an ETF’s investment in bonds or fixed income securities may fall because bonds or fixed income securities generally fall in value when interest rates rise. The longer the term of a bond or fixed income instrument, the more sensitive it will be to fluctuations in value from interest rate changes. Changes in interest rates may have a more pronounced effect if the ETF holds a significant portion of its assets in fixed income securities with long-term maturities.

In the case of mortgage-backed securities, rising interest rates tend to extend the term to maturity of the securities, making them even more susceptible to interest rate changes. When interest rates drop, not only can the value of fixed income securities drop, but also the yield can drop, particularly where the yield is tied to changes in interest rates, such as adjustable mortgages. Also when interest rates drop, the holdings of mortgage-backed securities by an ETF can reduce returns if the owners of the underlying mortgages pay off their mortgages sooner than expected since the funds prepaid must be reinvested at lower prevailing interest rates. This is known as prepayment risk. When interest rates rise, the holdings of mortgage-backed securities by an ETF can reduce returns if the owners of the underlying mortgages pay off their mortgages later than anticipated. This is known as extension risk.

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Maturity Risk. Maturity risk is another factor that can affect the value of an ETF’s fixed income holdings. Certain ETFs may not have a limitation policy regarding the length of maturity for their fixed income holdings. In general, fixed income obligations with longer maturities have higher yields and a greater sensitivity to changes in interest rates. Conversely, fixed income obligations with shorter maturities generally have lower yields but less sensitivity to changes in interest rates.

Money Market Mutual Funds. In order to maintain sufficient liquidity, to implement investment strategies or for temporary defensive purposes, the Portfolio may invest a significant portion of its assets in shares of one or more money market funds. Generally, money market mutual funds are registered investment companies that seek to earn income consistent with the preservation of capital and maintenance of liquidity by investing primarily in high quality money market instruments, including U.S. government obligations, bank obligations and high-grade corporate instruments. An investment in a money market mutual fund is not insured or guaranteed by the Federal Deposit Insurance Company or any other governmental agency, entity or person. While investor losses in money market mutual funds have been rare, they are possible. In addition, the Portfolio will incur additional indirect expenses due to acquired fund fees and other costs to the extent it invests in shares of money market mutual funds.

Other Investment Companies. As noted in the Prospectus, the Portfolio is a “fund of funds.” The term “fund of funds” is typically used to describe investment companies whose principal investment strategy involves investing in other investment companies. Under the 1940 Act, the Portfolio may not acquire shares of another investment company (ETFs or other investment companies) if, immediately after such acquisition, the Portfolio and its affiliated persons would hold more than 3% of the ETF’s or investment company’s total outstanding stock (“3% Limitation”). Accordingly, the Portfolio is subject to the 3% Limitation unless (i) the ETF or the Portfolio has received an order for exemptive relief from the 3% Limitation from the SEC that is applicable to the Portfolio; and (ii) the ETF and the Portfolio take appropriate steps to comply with any conditions in such order. The SEC has issued such exemptive orders to numerous ETFs and their investment advisers, which permit investment companies, including the Portfolio, to invest in such ETFs (“Exempted ETFs”) beyond the 3% Limitation, subject to certain terms and conditions, including that such investment companies enter into an agreement with the Exempted ETF. The Trust has entered into such an agreement with a number of Exempted ETFs so that the Portfolio will be permitted to invest in such Exempted ETFs in excess of the 3% Limitation. To the extent other ETFs obtain similar exemptive relief from the SEC, the Portfolio may seek to qualify to invest in such other ETFs in excess of the 3% Limitation.

To the extent the 3% Limitation applies to certain ETFs, that limitation may prevent the Portfolio from allocating its investments in the manner that the Adviser or Sub-Adviser considers optimal, or cause the Adviser or Sub-Adviser to select a similar basket of stocks (pre-selected groups of securities related by index or sector made available through certain brokers at a discount brokerage rate) (“Stock Baskets”) or a similar index-based mutual fund or other investment company (collectively, “Indexed Investments”) as an alternative. The Portfolio may also invest in Indexed Investments when the Adviser or Sub-Adviser believes they represent more attractive opportunities than similar ETFs. The Portfolio’s investments in other investment companies will be subject to the same 3% Limitation described above.

Under the 1940 Act, to the extent that the Portfolio relies upon Section 12(d)(1)(F) in purchasing securities issued by another investment company, the Portfolio must either seek instructions from its shareholders with regard to the voting of all proxies with respect to its investment in such securities (ETFs and other investment companies) and vote such proxies only in accordance with the instructions, or vote the shares held by it in the same proportion as the vote of all other holders of the securities. In the event that there is a vote of ETF or other investment company shares held by the Portfolio, the Portfolio intends to vote such shares in the same proportion as the vote of all other holders of such securities.

EXCHANGE TRADED NOTES. The Portfolio may invest in exchange-traded notes (“ETNs”). ETNs are a type of unsecured, unsubordinated debt security that have characteristics and risks similar to those of fixed-income securities and trade on a major exchange similar to shares of ETFs and gives exposure to underlying investments (typically market indices), which may themselves be equity or fixed income investments. However, this type of security differs from other types of bonds and notes because ETN returns are based upon the performance of a market index minus applicable fees, no period coupon payments are distributed, and no principal protections exist. The value of an ETN may be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in underlying markets, changes in the applicable interest rates, changes in the issuer’s credit rating and economic, legal, political or geographic events that affect the referenced investment. The Portfolio’s decision to sell its ETN holdings also may be limited by the availability of a secondary market. If the Portfolio must sell some or all of its ETN holdings and the secondary market is weak, it may have to sell such holdings at a discount. If the Portfolio holds its investment in an ETN until maturity, the issuer will typically give the Portfolio a cash amount that would be equal to principal amount (subject to the day’s index factor). ETNs are also subject to counterparty credit risk (which includes the risk that the issuer may fail). The timing and character of income and gains derived from ETNs is under consideration by the U.S. Treasury and Internal Revenue Service and may also be affected by future legislation.

EQUITY SECURITIES. The Portfolio may invest in equity securities, both directly (including, without limitation, investments in Stock Baskets) and indirectly through the Portfolio’s investment in shares of ETFs and other investment companies. The equity portion of the Portfolio’s portfolio may include common stocks traded on foreign or domestic securities exchanges or on the over-the-counter market. In addition to common stocks, the equity portion of the Portfolio’s portfolio may also include preferred stocks, convertible preferred stocks, and convertible bonds. Prices of equity securities in which the Portfolio invests may fluctuate in response to many factors, including, but not limited to, the activities of the individual companies whose securities the Portfolio owns, general market and economic conditions, interest rates, and specific industry changes. Such price fluctuations subject the Portfolio to potential losses. In addition, regardless of any one company’s particular prospects, a declining stock market may produce a decline in prices for all equity securities, which could also result in losses for the Portfolio. Market declines may continue for an indefinite period of time, and investors should understand that during temporary or extended bear markets, the value of equity securities will decline.

Investments in ETFs and similar securities involve certain inherent risks generally associated with investments in a broadly-based portfolio of stocks including: (1) risks that the general level of stock prices may decline, thereby adversely affecting the value of each unit of the ETF or other security; (2) an ETF may not fully replicate the performance of its benchmark index because of the temporary unavailability of certain index securities in the secondary market or discrepancies between the ETF and the index with respect to the weighting of securities or number of stocks held; (3) an ETF may also be adversely affected by the performance of the specific index, market sector or group of industries on which it is based; and (4) an ETF may not track an index as well as a traditional index mutual fund because ETFs are valued by the market and, therefore, there may be a difference between the market value and the ETF’s net asset value.

FOREIGN SECURITIES. The Portfolio may invest directly or indirectly in foreign debt or equity securities traded on U.S. exchanges, in over-the-counter markets or in the form of American Depositary Receipts (“ADRs”) described below. The Portfolio may also invest in foreign currency and foreign currency-denominated securities. As noted in the Prospectus, investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. The value of securities denominated in or indexed to foreign currencies, and of dividends and interest from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets and prices on some foreign markets can be highly volatile. Many foreign countries lack uniform accounting and disclosure standards comparable to those applicable to U.S. companies and it may be more difficult to obtain reliable information regarding an issuer’s financial condition and operations. Some foreign countries impose conditions and restrictions on foreigners’ ownership of interests in local issuers, including restring ownership to certain classes of investment in an issuer, which may reduce potential investment returns and impair disposition of those investments. Additional costs associated with an investment in foreign securities may include higher custodial fees than those applicable to domestic custodial arrangements, and transaction costs of foreign currency conversions.

Foreign markets may offer less protection to investors than U.S. markets. Foreign issuers, brokers and securities markets may be subject to less government supervision. Foreign securities trading practices, including those involving the release of assets in advance of payment, may involve increased risks in the event of a failed trade or the insolvency of a broker-dealer, and may involve substantial delays. It may also be difficult to enforce legal rights in foreign countries because of inconsistent legal interpretations or less defined legal and regulatory provisions or because of corruption or influence on local courts.

Investing abroad also involves different political and economic risks. Foreign investments may be affected by actions of foreign governments adverse to the interests of U.S. investors, including the possibility of expropriation or nationalization of assets, confiscatory taxation, restrictions on U.S. investment or on the ability to repatriate assets or convert currency into U.S. dollars or other governmental intervention. There may be a greater possibility of default by foreign governments or foreign government-sponsored enterprises and securities issued or guaranteed by foreign governments, their agencies, instrumentalities or political subdivisions, may or may not be supported by the full faith and credit and taxing power of the foreign government. Investments in foreign countries also involve a risk of local political, economic or social instability, military action or unrest or adverse diplomatic developments. There is no assurance that the Adviser or Sub-Adviser, as applicable, will be able to anticipate these potential events or counter their effects.

Depositary Receipts. American Depositary Receipts (“ADRs”) provide a method whereby the Portfolio may invest in securities issued by companies whose principal business activities are outside the United States. ADRs are receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying securities, and may be issued as sponsored or unsponsored programs. In sponsored programs, an issuer has made arrangements to have its securities trade in the form of ADRs. In unsponsored programs, the issuer may not be directly involved in the creation of the program. Although regulatory requirements with respect to sponsored and unsponsored programs are generally similar, in some cases it may be easier to obtain financial information from an issuer that participates in a sponsored program.

Foreign Currency Transactions. Investments in foreign securities involve currency risk. Although the Portfolio may engage in various transactions to hedge currency risk, no Fund is not required to do so. The instruments the Portfolio may use for this purpose include forward foreign currency contracts, foreign currency futures contracts and options on foreign currencies.

A forward foreign currency contract is an obligation to purchase or sell a specified currency at a future date which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price established at the time of the contract. These contracts are entered into directly between currency traders and their customers. The Portfolio may use these contracts to purchase or sell a foreign currency for the purpose of locking in the U.S. dollar price of foreign securities the Portfolio has agreed to purchase or the amount in U.S. dollars that the Portfolio will receive when it has sold foreign securities.

Currency futures contracts are similar to forward currency contracts, except that they are traded on exchanges (and have margin requirements) and are standardized as to contract size and delivery date. The Portfolio may purchase or sell foreign currency futures contracts to protect against fluctuations in the U.S. dollar values of foreign securities. For example, the Portfolio may sell a futures contract on a foreign currency when it holds securities denominated in that currency and it anticipates a decline in the value of that currency relative to the U.S. dollar. If such a decline were to occur, the resulting adverse effect on the value of the foreign-denominated securities may be offset, in whole or in part, by gains on the futures contract.

A currency option is the right - but not the obligation - to buy (in the case of a call) or sell (in the case of a put) a set amount of one currency for another at a predetermined time in the future. The two parties to a currency option contract are the option buyer and the option seller/writer. The option buyer may, for an agreed upon price, purchase from the option writer a commitment that the option writer will sell (or purchase) a specified amount of a foreign currency upon demand. The option extends only until the stated expiration date. The rate at which one currency can be purchased or sold is one of the terms of the option and is called the strike price. The total description of a currency option includes the underlying currencies, the contract size, the expiration date, the strike price and whether the option is an option to purchase the underlying currency (a call) or an option to sell the underlying currency (a put). There are two types of option expirations, American-style and European-style. American-style options can be exercised on any business day prior to the expiration date. European-style options can be exercised at expiration only.

The use of foreign currency transactions involves risks, including the risk of imperfect correlation between movements in futures or options prices and movements in the price of currencies which are the subject of the hedge. The successful use of foreign currency transactions also depends on the ability of the Adviser or Sub-Adviser, as applicable, to correctly forecast interest rate movements, currency rate movements and general stock market price movements. There can be no assurance that the Adviser’s or Sub-Adviser’s judgment, as applicable, will be accurate. The use of foreign currency transactions also exposes the Portfolio to the general risks of investing in futures and options contracts, including: the risk of an illiquid market and the risk of adverse regulatory actions. Any of these factors may cause the Portfolio to lose money on its foreign currency transactions. The Portfolio generally does not hedge currency risks, and generally will do so, if at all, only in connection with settlements of their purchases or sales of foreign securities.

CONVERTIBLE SECURITIES. In addition to common and preferred stocks, the Portfolio may invest directly or indirectly in securities convertible into common stock if, for example, the Adviser or Sub-Adviser, as applicable, believes that a company’s convertible securities are undervalued in the market. Convertible securities eligible for purchase by the Portfolio include convertible bonds, convertible preferred stocks, and warrants. A warrant is an instrument issued by a corporation which gives the holder the right to subscribe to a specific amount of the corporation’s capital stock at a set price for a specified period of time. Warrants do not represent ownership of the securities, but only the right to buy the securities. The price of warrants do not necessarily move parallel to the prices of their underlying securities. Warrants may be considered speculative in that they have no voting rights, pay no dividends, and have no rights with respect to the assets of their issuing corporation. Warrant positions will not be used to increase the leverage of the Portfolio; consequently, warrant positions are generally accompanied by cash positions equivalent to the required exercise amount. The Portfolio’s ability to invest in warrants may be limited by the Portfolio’s investment restrictions.

REAL ESTATE SECURITIES. The Portfolio will not invest directly in real estate, but may invest in readily marketable securities issued by companies that invest in real estate or interests therein. The Portfolio may also invest in readily marketable interests in real estate investment trusts (“REITs”). REITs are generally publicly traded on national stock exchanges and in the over-the-counter market and have varying degrees of liquidity. Investments in real estate securities are subject to risks inherent in the real estate market, including risks related to changes in interest rates, possible declines in the value of and demand for real estate, adverse general and local economic conditions, possible lack of availability of mortgage funds, overbuilding in a given market and environmental problems.

The Portfolio may invest in global real estate companies outside the U.S. These companies include, but are not limited to, companies with similar characteristics to a REIT structure, in which revenue consists primarily of rent derived from owned, income producing real estate properties, dividend distributions as a percentage of taxable net income are high (generally greater than 80%), debt levels are generally conservative and income derived from development activities is generally limited.

CORPORATE AND MUNICIPAL FIXED INCOME SECURITIES. The Portfolio’s fixed income investments may include corporate and municipal fixed income securities. Corporate and municipal fixed income securities purchased by the Portfolio may be of any credit quality, maturity or yield. Accordingly, the Portfolio’s fixed income securities may include “investment grade” securities (those rated at least Baa by Moody’s, BBB by S&P or Fitch or, if not rated, are of equivalent quality in the Adviser’s or Sub-Adviser’s opinion). In addition, the Portfolio’s fixed income securities may include lower-rated fixed income securities including, without limitation, “junk” bonds. Fixed income securities rated Baa by Moody’s or BBB by S&P or Fitch may be considered speculative and are subject to risks of non-payment of interest and principal. Fixed income securities rated lower than Baa by Moody’s or lower than BBB by S&P or Fitch are generally considered speculative and subject to significant risks of non-payment of interest and principal. While the Adviser or Sub-Adviser utilize the ratings of various credit rating services as one factor in establishing creditworthiness, it relies primarily upon its own analysis of factors establishing creditworthiness.

MONEY MARKET INSTRUMENTS. The Portfolio may invest directly and indirectly in money market instruments including U.S. Government obligations or corporate debt obligations (including those subject to repurchase agreements) Money market instruments also may include Banker’s Acceptances and Certificates of Deposit of domestic branches of banks, Commercial Paper, and Variable Amount Demand Master Notes (“Master Notes”). Banker’s Acceptances are time drafts drawn on and “accepted” by a bank. When a bank “accepts” such a time draft, it assumes liability for its payment. When the Portfolio acquires a Banker’s Acceptance, the bank that “accepted” the time draft is liable for payment of interest and principal when due. The Banker’s Acceptance carries the full faith and credit of such bank. A Certificate of Deposit (“CD”) is an unsecured, interest bearing debt obligation of a bank. Commercial Paper is an unsecured, short-term debt obligation of a bank, corporation, or other borrower. Commercial Paper maturity generally ranges from two to 270 days and is usually sold on a discounted basis rather than as an interest-bearing instrument. The

Portfolio will invest directly in Commercial Paper only if it is rated in one of the top two rating categories by Moody’s, S&P or Fitch or, if not rated, is of equivalent quality in the Adviser’s or Sub-Adviser’s opinion. Commercial Paper may include Master Notes of the same quality. Master Notes are unsecured obligations which are redeemable upon demand of the holder and which permit the investment of fluctuating amounts at varying rates of interest. Master Notes will be acquired by the Portfolio only through the Master Note program of the Portfolio’s custodian bank, acting as administrator thereof. The Adviser or Sub-Adviser, as applicable, will monitor, on a continuous basis, the earnings power, cash flow, and other liquidity ratios of the issuer of a Master Note held by the Portfolio.

U.S. GOVERNMENT SECURITIES. The Portfolio may invest a portion of its portfolio in U.S. government securities such as U.S. Treasury notes, U.S. Treasury bonds, and U.S. Treasury bills, obligations guaranteed by the U.S. government such as Government National Mortgage Association (“GNMA”) and the Overseas Private Investment Corporation (“OPIC”), as well as obligations of U.S. government authorities, agencies, and instrumentalities such as Federal National Mortgage Association (“FNMA”), Federal Home Loan Mortgage Corporation (“FHLMC”), Federal Housing Administration, Federal Farm Credit Bank (“FFCB”), Federal Home Loan Bank, Student Loan Marketing Association (“SLMA”), and The Tennessee Valley Authority. U.S. government securities may be acquired subject to repurchase agreements. While obligations of some U.S. government sponsored entities are supported by the full faith and credit of the U.S. government (e.g., GNMA and OPIC), several are supported by the right of the issuer to borrow from the U.S. Government (e.g. FNMA and FHLMC), and still others are supported only by the credit of the issuer itself (e.g., SLMA and FFCB). No assurance can be given that the U.S. government will provide financial support to U.S. government agencies or instrumentalities that are not supported by the full faith and credit of the U.S. government, since it is not obligated to do so by law. The guarantee of the U.S. government does not extend to the yield or value of the Portfolio’s shares.

ZERO COUPON SECURITIES. The Portfolio may purchase zero coupon securities. Zero coupon securities do not pay interest or principal until final maturity, unlike fixed income securities that provide periodic payments of interest (referred to as a coupon payment). Zero coupon securities are bought at a price below the amount payable at maturity. The difference between the purchase price and the amount paid at maturity represents interest on the zero coupon security. One must wait until maturity to receive interest and principal, which increases the market and credit risks of a zero coupon security. A zero coupon step-up security converts to a coupon security before final maturity.

ILLIQUID INVESTMENTS. The Portfolio may invest up to 15% of its net assets in illiquid securities, which are investments that cannot be sold or disposed of in the ordinary course of business within seven days at approximately the prices at which they are valued. Under the supervision of the Board of Trustees, the Adviser or Sub-Adviser, as applicable, determines the liquidity of the Portfolio’s investments, and through reports from the Adviser or Sub-Adviser, as applicable, the Board monitors investments in illiquid instruments. In determining the liquidity of the Portfolio’s investments, the Adviser or Sub-Adviser may consider various factors including: (i) the frequency of trades and quotations; (ii) the number of dealers and prospective purchasers in the marketplace; (iii) dealer undertakings to make a market; (iv) the nature of the security (including any demand or tender features); and (v) the nature of the marketplace for trades (including the ability to assign or offset the Portfolio’s rights and obligations relating to the investment). If through a change in values, net assets, or other circumstances, the Portfolio were in a position where more than 15% of its net assets were invested in illiquid securities, it would seek to take appropriate steps to protect liquidity. An investment in illiquid securities poses risks of potential delays in resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities and the Portfolio may be unable to dispose of illiquid securities promptly or at reasonable prices.

RESTRICTED SECURITIES. Within its limitations on investment in illiquid securities, the Portfolio may purchase restricted securities that generally can be sold in privately negotiated transactions, pursuant to an exemption from registration under the federal securities laws, or in a registered public offering. Where registration is required, the Portfolio may be obligated to pay all or part of the registration expense and a considerable period may elapse between the time it decides to seek registration and the time the Portfolio may be permitted to sell a security under an effective registration statement. If during such a period adverse market conditions were to develop, the Portfolio might obtain a less favorable price than prevailed when it decided to seek registration of the security.

DERIVATIVE INSTRUMENTS. The Portfolio will comply with and adhere to all limitations on the manner and extent to which it effects transactions in derivative instruments (including futures and options on such futures) imposed by the provisions of the 1940 Act applicable to the issuance of senior securities. Additionally, the Adviser, on behalf of the Portfolio, has claimed an exclusion from the definition of the term “commodity pool” pursuant to Rule 4.5 under the CEA. Therefore, the Portfolio is not subject to regulation or registration as a commodity pool under the CEA.

OPTIONS. The Portfolio may purchase and write put and call options on securities. The Portfolio may write a put or call option only if the option is “covered” by the Portfolio holding a position in the underlying securities or by other means which would permit immediate satisfaction of the Portfolio’s obligation as writer of the option. The purchase and writing of options involves certain risks. During the option period, the covered call writer has, in return for the premium on the option, given up the opportunity to profit from a price increase in the underlying securities above the exercise price, but, as long as its obligation as a writer continues, has retained the risk of loss should the price of the underlying security decline. The writer of an option has no control over the time when it may be required to fulfill its obligation as a writer of the option. Once an option writer has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying securities at the exercise price. If a put or call option purchased by the Portfolio is not sold when it has remaining value, and if the market price of the underlying security, in the case of a put, remains equal to or greater than the exercise price or, in the case of a call, remains less than or equal to the exercise price, the Portfolio will lose its entire investment in the option. Also, where a put or call option on a particular security is purchased to hedge against price movements in a related security, the price of the put or call option may move more or less than the price of the related security. There can be no assurance that a liquid market will exist when the Adviser seeks to close out an option position. Furthermore, if trading restrictions or suspensions are imposed on the options market, the Portfolio may be unable to close out a position.

FUTURES CONTRACTS. A futures contract is a bilateral agreement to buy or sell a security (or deliver a cash settlement price, in the case of a contract relating to an index or otherwise not calling for physical delivery at the end of trading in the contracts) for a set price in the future. Futures contracts are designated by boards of trade which have been designated “contracts markets” by the Commodities Futures Trading Commission (“CFTC”). No purchase price is paid or received when the contract is entered into. Instead, the Portfolio, upon entering into a futures contract (and to maintain the Portfolio’s open positions in futures contracts), would be required to deposit with its custodian in a segregated account in the name of the futures broker an amount of cash, U.S. Government securities, suitable money market instruments, or liquid, high-grade fixed income securities, known as “initial margin.” The margin required for a particular futures contract is set by the exchange on which the contract is traded, and may be significantly modified from time to time by the exchange during the term of the contract. Futures contracts are customarily purchased and sold on margin that may range upward from less than 5% of the value of the contract being traded. By using futures contracts as a risk management technique, given the greater liquidity in the futures market than in the cash market, it may be possible to accomplish certain results more quickly and with lower transaction costs.

If the price of an open futures contract changes (by increase in the case of a sale or by decrease in the case of a purchase) so that the loss on the futures contract reaches a point at which the margin on deposit does not satisfy margin requirements, the broker will require an increase in the margin. However, if the value of a position increases because of favorable price changes in the futures contract so that the margin deposit exceeds the required margin, the broker will pay the excess to the Portfolio. These subsequent payments, called “variation margin,” to and from the futures broker, are made on a daily basis as the price of the underlying assets fluctuate, making the long and short positions in the futures contract more or less valuable, a process known as “marking to the market.” The Portfolio seeks to earn interest income on its initial and variation margin deposits.

The Portfolio will incur brokerage fees when it purchases and sell futures contracts. Positions taken in the futures markets are not normally held until delivery or cash settlement is required, but are instead liquidated through offsetting transactions which may result in a gain or a loss. While futures positions taken by the Portfolio will usually be liquidated in this manner, the Portfolio may instead make or take delivery of underlying securities whenever it appears economically advantageous for the Portfolio to do so. A clearing organization associated with the exchange on which futures are traded assumes responsibility for closing out transactions and guarantees that as between the clearing members of an exchange, the sale and purchase obligations will be performed with regard to all positions that remain open at the termination of the contract.

Securities Index Futures Contracts. Purchases or sales of securities index futures contracts may be used in an attempt to protect the Portfolio’s current or intended investments from broad fluctuations in securities prices. A securities index futures contract does not require the physical delivery of securities, but merely provides for profits and losses resulting from changes in the market value of the contract to be credited or debited at the close of each trading day to the respective accounts of the parties to the contract. On the contract’s expiration date, a final cash settlement occurs and the futures positions are simply closed out. Changes in the market value of a particular index futures contract reflect changes in the specified index of securities on which the future is based.

By establishing an appropriate “short” position in index futures, the Portfolio may also seek to protect the value of its portfolio against an overall decline in the market for such securities. Alternatively, in anticipation of a generally rising market, the Portfolio can seek to avoid losing the benefit of apparently low current prices by establishing a “long” position in securities index futures and later liquidating that position as particular securities are in fact acquired. To the extent that these hedging strategies are successful, the Portfolio will be affected to a lesser degree by adverse overall market price movements than would otherwise be the case.

Options on Futures Contracts. The Portfolio may purchase exchange-traded call and put options on futures contracts and write exchange-traded call options on futures contracts. These options are traded on exchanges that are licensed and regulated by the CFTC for the purpose of options trading. A call option on a futures contract gives the purchaser the right, in return for the premium paid, to purchase a futures contract (assume a “long” position) at a specified exercise price at any time before the option expires. A put option gives the purchaser the right, in return for the premium paid, to sell a futures contract (assume a “short” position), for a specified exercise price at any time before the option expires.

The Portfolio will write options only on futures contracts that are “covered.” The Portfolio will be considered “covered” with respect to a put option it has written if, so long as it is obligated as a writer of the put, the Portfolio segregates with its custodian or broker (or an affiliate thereof) cash, United States government securities or liquid securities at all times equal to or greater than the aggregate exercise price of the puts it has written (less any related margin deposited with the futures broker). The Portfolio will be considered “covered” with respect to a call option it has written on a fixed income security future if, so long as it is obligated as a writer of the call, the Portfolio owns a security deliverable under the futures contract. The Portfolio will be considered “covered” with respect to a call option it has written on a securities index future if the Portfolio owns securities the price changes of which are, in the opinion of the Adviser or Sub-Adviser, expected to replicate substantially the movement of the index upon which the futures contract is based.

Upon the exercise of a call option, the writer of the option is obligated to sell the futures contract (to deliver a “long” position to the option holder) at the option exercise price, which will presumably be lower than the current market price of the contract in the futures market. Upon exercise of a put, the writer of the option is obligated to purchase the futures contract (deliver a “short” position to the option holder) at the option exercise price, which will presumably be higher than the current market price of the contract in the futures market. When the holder of an option exercises it and assumes a long futures position, in the case of a call, or a short futures position, in the case of a put, its gain will be credited to its futures margin account, while the loss suffered by the writer of the option will be debited to its account and must be immediately paid by the writer. However, as with the trading of futures, most participants in the options markets do not seek to realize their gains or losses by exercise of their option rights. Instead, the holder of an option will usually realize a gain or loss by buying or selling an offsetting option at a market price that will reflect an increase or a decrease from the premium originally paid.

If the Portfolio writes options on futures contracts, the Portfolio will receive a premium but will assume a risk of adverse movement in the price of the underlying futures contract comparable to that involved in holding a futures position. If the option is not exercised, the Portfolio will realize a gain in the amount of the premium, which may partially offset unfavorable changes in the value of securities held in or to be acquired for the Portfolio. If the option is exercised, the Portfolio will incur a loss in the option transaction, which will be reduced by the amount of the premium it has received, but which will offset any favorable changes in the value of its portfolio securities or, in the case of a put, lower prices of securities it intends to acquire.

Options on futures contracts can be used by the Portfolio to hedge substantially the same risks as might be addressed by the direct purchase or sale of the underlying futures contracts. If the Portfolio purchases an option on a futures contract, it may obtain benefits similar to those that would result if it held the futures position itself. Purchases of options on futures contracts may present less risk in hedging than the purchase and sale of the underlying futures contracts since the potential loss is limited to the amount of the premium plus related transaction costs.

The purchase of put options on futures contracts may be used as a means of hedging the Portfolio’s portfolio against a general decline in market prices. The purchase of a call option on a futures contract may represent a means of hedging the Portfolio’s portfolio against a market advance when the Portfolio is not fully invested.

The writing of a call option on a futures contract constitutes a partial hedge against declining prices of the underlying securities. If the futures price at expiration is below the exercise price, the Portfolio will retain the full amount of the option premium, which provides a partial hedge against any decline that may have occurred in the value of the Portfolio’s holdings of securities. The writing of a put option on a futures contract is analogous to the purchase of a futures contract in that it hedges against an increase in the price of securities the Portfolio intends to acquire. However, the hedge is limited to the amount of premium received for writing the put.

Limitations on Purchase and Sale of Futures Contracts and Options on Futures Contracts. Options and futures can be volatile instruments and involve certain risks. If the Adviser or Sub-Adviser, as applicable, applies a hedge in the Portfolio’s portfolio at an inappropriate time or judges market movements incorrectly, options and futures strategies may lower the Portfolio’s return. The Portfolio could also experience losses if the prices of its options and futures positions were poorly correlated with its other investments, or if it could not close out its position because of an illiquid market.

In general, the Portfolio will not purchase or sell futures contracts or related options unless either (i) the futures contracts or options thereon are purchased for “bona fide hedging” purposes (as defined under the CFTC regulations); or (ii) if purchased for other purposes, the sum of the amounts of initial margin deposits on the Portfolio’s existing futures and premiums required to establish non-hedging positions, less the amount by which any such options positions are “in-the-money” (as defined under CFTC regulations) would not exceed 5% of the liquidation value of the Portfolio’s total assets.

In instances involving the purchase of futures contracts or the writing of put options thereon by the Portfolio, the Portfolio will deposit in a segregated account with its custodian an amount of cash, cash equivalents and/or appropriate securities equal to the cost of such futures contracts or options written (less any related margin deposits), to the extent that such deposits are required under the 1940 Act.

SHORT SALES OF SECURITIES. The Portfolio may make short sales, which are transactions in which the Portfolio sells a security it does not own in anticipation of a decline in the market value of that security. To complete a short sale transaction, the Portfolio will borrow the security from a broker-dealer, which generally involves the payment of a premium and transaction costs. The Portfolio then sells the borrowed security to a buyer in the market. The Portfolio will then cover the short position by buying shares in the market either (i) at its discretion; or (ii) when called by the broker-dealer lender. Until the security is replaced, the Portfolio is required to pay the broker-dealer lender any dividends or interest that accrues during the period of the loan. In addition, the net proceeds of the short sale will be retained by the broker to the extent necessary to meet regulatory or other requirements, until the short position is closed out.

The Portfolio will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the Portfolio replaces the borrowed security. The Portfolio will realize a gain if the security declines in price between those dates. The amount of any gain will be decreased, and the amount of any loss increased by the amount of the premium, dividends, interest or expenses the Portfolio may be required to pay in connection with a short sale. When the Portfolio makes a short sale, the Portfolio will segregate liquid assets (such as cash, U.S. Government securities, or equity securities) on the Portfolio’s books and/or in a segregated account at the Portfolio’s custodian or broker (or an affiliate thereof) in an amount sufficient to cover the current value of the securities to be replaced as well as any dividends, interest and/or transaction costs due to the broker-dealer lender, to the extent such deposit is required by applicable law and/or the parties involved in the transaction. In determining the amount to be segregated, any securities that have been sold short by the Portfolio will be marked to market daily. To the extent the market price of the security sold short increases and more assets are required to meet the Portfolio’s short sale obligations, additional assets will be segregated to ensure adequate coverage of the Portfolio’s short position obligations.

In addition, the Portfolio may make short sales “against the box,” i.e., when the Portfolio sells a security short while owning securities equivalent in kind and amount to the securities sold short (or securities convertible or exchangeable into such securities) and will hold such securities while the short sale is outstanding. The Portfolio will incur transaction costs, including interest, in connection with opening, maintaining, and closing short sales against the box.

INVESTMENTS IN COMPANIES WITH BUSINESS RELATED TO COMMODITIES. As explained under “Fundamental Restrictions” in this SAI, the Portfolio does not invest directly in commodities. However, the Portfolio may from time to time invest in securities of companies whose business is related to commodities, or in registered investment companies or other companies that invest directly or indirectly in commodities. For example, the Portfolio may invest in companies whose business is related to mining of precious or other metals (e.g., gold, silver, etc.) or registered investment companies or publicly or privately traded companies that invest in securities of mining companies and related instruments (including, without limitation, the underlying commodities). Investments in equity securities of companies involved in mining or related precious metals industries, and the value of the investment companies and other companies that invest in precious metals and other commodities are subject to a number of risks. For example, the prices of precious metals or other commodities can make sharp movement, up or down, in response to cyclical economic conditions, political events or the monetary policies of various countries, any of which may adversely affect the value of companies who business is related to such commodities, or the value of investment companies and other companies investing in such business or commodities. Furthermore, such companies are subject to risks related to fluctuations of prices and perceptions of value in commodities markets generally.

INVESTMENTS IN VOLATILITY INDICES. The Portfolio may also utilize swaps, options, ETFs, ETNs or other instruments for exposure to the Chicago Board Options Exchange Market Volatility Index (“VIX”) or another volatility index, or may invest in securities or options designed to reflect the implied volatility of an underlying market. Investors generally use these securities to speculate or hedge against changes in implied volatility (and thereby, overall perceived risk) in the markets they track. As a general rule, volatility options indices go up when investors are unsure about the outlook for the economy and the markets, and these indices go down when investors are content and/or confident in the outlook for the economy and the markets. These indices generally measure implied volatility based on derivatives prices (e.g., relative options prices and spreads); however, index levels and prices of securities tracking index levels are only indicators of current investor sentiment, and are not necessarily predictive of future index levels (i.e., there is always a possibility that an index level may go higher or lower in the future, regardless of the index’s current level).

An investment in a security tracking a volatility index is subject to the risk that the investor’s interpretation of the index level is incorrect, thereby subjecting the investor to unexpected changes (or lack of changes) in the level of the relevant index and the price of the security based on the level. Securities tracking volatility indices are also subject to the risks of flaws in the tracking methodology, as well as failures to track the index value due to market or other factors. Volatility swaps are also subject to counterparty credit risk, since the investor may lose money if the counterparty fails to meet its obligations. In addition, investments in volatility indices through ETFs or other investment companies are also subject to the risks of these types of securities as explained elsewhere in this SAI.

While investments in volatility indices may be used by the Portfolio in an effort to limit losses in a sharp market decline, there is no guarantee that using such instruments would be effective in limiting losses, and the use of such instruments could impact the ability to increase returns. There are also costs associated with entering into such investments, which can adversely impact returns.

INVESTMENTS IN SWAPS AND OTHER CREDIT DERIVATIVES. The Portfolio may invest in swaps and other credit derivatives such as credit default swaps (“CDSs”). The economic return of CDSs depends upon the performance of the reference obligations and/or the reference entities. Exposure to the credit risk of such types of assets through the purchase of CDSs presents risks in addition to those resulting from direct purchases of such types of assets as the related reference obligations. For instance, an active market may not exist for any of the CDSs in which the Portfolio invests. As a result, the Portfolio’s ability to maximize returns or minimize losses on such CDSs may be impaired. In addition, the Portfolio will usually have a contractual relationship only with the counterparty offering the CDS and not the reference obligors on the reference obligations. As a result, the Portfolio generally will have no right directly to enforce compliance by the reference obligors with the terms of the reference obligations, no rights of set-off against the reference obligors, or any voting or other rights of ownership with respect to the reference obligations. The Portfolio will not directly benefit from any collateral supporting such reference obligations and will not have the benefit of the remedies that would normally be available to a holder of such reference obligations. Even if, in the case of physically settled CDSs, the Portfolio obtains such rights upon delivery of the defaulted reference obligations, the Portfolio’s ability to “work-out” effectively the defaulted reference obligations may be significantly diminished.

CDSs also expose the Portfolio to counterparty risk. In the event of the insolvency of the counterparty, the Portfolio will be treated as a general creditor of such counterparty and will not have any claim with respect to the reference obligations. Consequently, the Portfolio will be subject to credit risk with respect to defaults by such counterparty as well as by the reference obligors.

When the Portfolio enters into a short unfunded CDS, upon the occurrence of a credit event, the Portfolio has an obligation to either deliver the defaulted reference obligation or an equivalent cash payment. Similarly, when the Portfolio enters into a long unfunded CDS, upon the occurrence of a credit event, the Portfolio has an obligation to deliver a cash payment related to such credit event. To the extent the Portfolio lacks adequate funds to satisfy these delivery requirements, the Portfolio will be required to liquidate other Fund investments in a manner which may be inconsistent with its original investment intent and the Portfolio’s return may be adversely affected.

To the extent a CDS requires the Portfolio to settle physically the defaulted reference obligation, the Portfolio may be adversely affected by the purchase price of the defaulted reference obligation. Similarly, CDS cash settlement mechanics may not accurately reflect the related credit loss and may be subject to the discretion of the party performing the calculation. In addition, there can be losses under a CDS without a related default with respect to the referenced obligation. This occurs when the definition of a credit event in the CDS contains events that are not truly credit related and is called credit basis risk. Also, the size of the structured notes underlying a funded CDS in relation to the size of the reference obligation affects the severity of the losses. In general, as the size of the structured notes decreases in relation to the size of the reference obligation, the Portfolio’s exposure to credit risk with respect to the CDS increases. Finally, to the extent that the Portfolio’s swap positions are leveraged, any Portfolio losses will be magnified.

Other risks of CDSs include the cost of paying for credit protection if there are no credit events, pricing transparency when assessing the cost of a credit default swap, and the need to fund the delivery obligation (either cash or the defaulted bonds, depending on whether the Portfolio enters into a long or short swap, respectively). The Portfolio’s position in CDSs is also subject to liquidity risk, market risk, structural risk, legal risk, and interest rate risk. The Portfolio may also invest in certificates which represent an undivided interest in a pool of high yield fixed income securities (“Underlying Securities”). Such securities pay principal and interest to the extent the Underlying Securities pay principal and interest. The Portfolio may, subject to certain restrictions, optionally redeem its certificates for the related pro rata interest in the Underlying Securities. Exposure to the credit risk of such types of assets through the purchase of such certificates presents risks in addition to those resulting from direct purchases of the Underlying Securities. Until the Portfolio redeems its certificates, the Portfolio will not have a direct contractual relationship with the issuers of the Underlying Securities and will not have a right directly to enforce compliance by such issuers with the terms of the Underlying Securities, a right of set-off against such issuers, or any direct rights of ownership with respect to the Underlying Securities. The Portfolio’s ability to exercise voting rights with respect to the Underlying Securities may also be limited until it redeems its certificates. The Portfolio’s yield on such securities is dependent upon a number of factors, including, without limitation, the purchase price of such securities and the occurrence of any early or mandatory redemption with respect thereto. The Portfolio’s investments in such certificates are also subject to prepayment risk, credit risk, liquidity risk, market risk, structural risk, legal risk, and interest rate risk.

The Portfolio’s ability to realize a profit from swap agreement transactions will depend upon the ability of the financial institution with which the Portfolio enters into the transaction to meet its obligations to the Portfolio. The Portfolio may not be able to close out its swap agreement position under certain circumstances at the same time, or at the same price, as it would if it had purchased comparable traded securities.

TEMPORARY DEFENSIVE POSITIONS. The Portfolio may, from time to time, take temporary defensive positions that are inconsistent with its principal investment strategies in an attempt to respond to adverse market, economic, political or other conditions. In such circumstances, the Portfolio may also hold up to 100% of its portfolio in cash and cash equivalent positions. When the Portfolio takes a temporary defensive position, the Portfolio may not be able to achieve its investment objective.

BORROWING. The Portfolio may, subject to the restrictions of the 1940 Act, borrow money from banks as a temporary measure. For example, the Portfolio may borrow money to meet redemption requests or for extraordinary or emergency purposes. In the event the Portfolio should ever borrow money under these conditions, such borrowing could increase the Portfolio’s costs and thus reduce the value of the Portfolio’s assets.

PORTFOLIO TURNOVER

The Portfolio’s portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities for the fiscal year by the monthly average of the value of the portfolio securities owned by the Portfolio during the fiscal year. The calculation excludes from both the numerator and the denominator securities with maturities at the time of acquisition of one year or less. High portfolio turnover involves correspondingly greater brokerage commissions and other transaction costs, which will be borne directly by the Portfolio. A 100% turnover rate would occur if all of the Portfolio’s portfolio securities were replaced once within a one-year period.

DISCLOSURE OF PORTFOLIO HOLDINGS

The Trust has adopted the following policies and procedures with respect to the disclosure of the securities held by the Portfolio. The disclosure policy currently authorizes monthly dissemination of full holdings of the Portfolio with a fifteen (15) day lag. The holdings of the Portfolio will also be disclosed on a quarterly basis on forms required to be filed with the SEC as follows: (i) portfolio holdings as of the end of the first and third fiscal quarter will be filed in Form N-Q; (ii) portfolio holdings as of the end of each six month period will be filed as part of the semi-annual report filed on Form N-CSR; and (iii) portfolio holdings as of the end of each fiscal year will be filed as part of the annual report filed on Form N-CSR. The Trust’s Form N-CSRs and Form N-Qs are available on the SEC’s website at www.sec.gov.

However, the policy and procedures set forth above do not prevent the sharing of the Portfolio’s holdings under the specific exceptions to disclosure provided below:

(1)	Disclosures that, in the opinion of Portfolio’s or Administrator’s counsel, are required by law;

(2)

Disclosures necessary for Service Providers to perform services for the Portfolio, (where Service Providers includes the Adviser, Sub-Adviser, Distributor, Administrator, Custodian, Fund Accountant, software or technology providers, or any other entity that has a need to know such information in order to fulfill its contractual obligations to provide services to the Portfolio);

(3)	Disclosures necessary for Rating Agencies to assess applicable Portfolio ratings;

(4)	Disclosures necessary to broker-dealers or banks as part of the normal buying, selling, shorting, or other transactions in Portfolio securities;

(5)	Disclosures to the Portfolio’s or Service Providers’ regulatory authorities, accountants, or counsel; and

(6)	Disclosures by the Adviser of compiled data concerning accounts managed by the Investment Adviser, so long as such data is presented in a format so as to not be identified as data of the Portfolio.

The Board of Trustees will periodically review the list of entities that have received holdings of the Portfolio to ensure that the disclosure of the information was in the best interest of shareholders, identify any potential for conflicts of interest, and evaluate the effectiveness of its current portfolio holding policy.

Only officers of the Trust and their authorized agents may approve the disclosure of the Portfolio’s holdings. In all cases, eligible third parties and service providers are required to execute a non-disclosure agreement requiring the recipient to keep confidential any portfolio holdings information received and not to trade on the nonpublic information received. Neither the Trust nor its Service Providers (or any persons affiliated with either) receives any compensation or other consideration in connection with the sharing of the Portfolio’s portfolio holdings.

The identity of such entities is provided below:

Name of Recipient	Frequency of Holdings Disclosure	Information Lag	Date of Information	Date Provided to Recipients
ALPS Advisors, Inc. (Adviser)	Daily	None	Daily	Daily

Stadion Money Management, LLC (Sub-Adviser)	Daily	None	Daily	Daily

ALPS Fund Services, Inc. (Administrator)	Daily	None	Daily	Daily

State Street Bank and Trust Company (Custodian)	Daily	None	Daily	Daily

ALPS Portfolio Solutions Distributor, Inc. (Distributor)	As needed	None	As needed	As needed

Deloitte & Touch LLP (Independent Registered Public Accounting Firm)	As needed	None	As needed	As needed

Davis Graham & Stubbs LLP (Counsel)	As needed	None	As needed	As needed

FactSet Research Systems Inc.	Daily	None	Daily	Daily

MANAGEMENT OF THE TRUST

The business and affairs of the Trust are managed under the direction of the Trust’s Board of Trustees in accordance with the laws of the state of Delaware and the Trust’s Declaration of Trust and Bylaws. The Trustees are responsible for major decisions relating to the Portfolio’s objective, policies and techniques. The Trustees also supervise the operation of the Trust by their officers and review the investment decisions. However, the Trustees do not actively participate on a regular basis in making such decisions. Information pertaining to the Trustees and Officers of the Trust is set forth below. Trustees, who are not deemed to be “interested persons” of the Trust as defined by the 1940 Act, are referred to as “Independent Trustees.” Trustees who are deemed to be interested persons of the Trust as defined in the 1940 Act are referred to as “Interested Trustees.” The principal occupations for the past five years of the Trustees and executive officers of the Trust are listed below. Each Trustee serves for an indefinite term, until his or her resignation, death or removal.

The following is a list of the trustees and executive officers of the Trust and their principal occupations over the last five years.

INDEPENDENT TRUSTEES

Name, Address*, and Age	Position with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During last 5 years	Number of Portfolios in Portfolio Complex Overseen By Trustee(1)	Other Trusteeships Held By Trustee
Mary K. Anstine ( )	Trustee	Since November 30, 2006	Retired. Ms. Anstine is also a Trustee of ALPS ETF Trust, Financial Investors Trust, Reaves Utility Income Fund, and the Westcore Trust.		Ms. Anstine is a Trustee of ALPS ETF Trust ( funds); Financial Investors Trust ( funds), Reaves Utility Income Fund, and the Westcore Trust ( funds).

* The address of each trustee is 1290 Broadway, Suite 1100, Denver, CO 80203.

(1) The Portfolio Complex includes all series of the Trust and any other investment companies for which ALPS Advisors, Inc. (or any affiliate) or Stadion Money Management, LLC (or any affiliate) provides investment advisory services.

Name, Address*, and Age	Position with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During last 5 years	Number of Portfolios in Portfolio Complex Overseen By Trustee(1)	Other Trusteeships Held By Trustee
David M. Swanson ( )	Trustee	Since November 30, 2006	Mr. Swanson is Founder & Managing Partner of SwanDog Strategic Marketing. Previously, he served as Executive Vice-President of Calamos Investments (April 2004 to March 2006), Chief Operating Officer of Van Kampen Investments (October 2002 to April 2004), and Managing Director of Morgan Stanley (February 2000 to April 2004).		Mr. Swanson is a Trustee of the Managed Portfolio Series ( funds).

Jeremy W. Deems ( )	Trustee	Since September 8, 2010

Mr. Deems is Co-Founder, CFO and COO of Green Alpha Advisors, LLC. Mr. Deems is Co-Portfolio Manager of the Shelton Green Alpha Fund. Prior to founding Green Alpha Advisors, Mr. Deems was CFO and Treasurer of Forward Management, LLC, an

investment management company, ReFlow Management Co., LLC, a liquidity resourcing company, ReFlow Fund, LLC, a private investment fund, and Sutton Place Management, LLC, an administrative services company (1998 to June 2007).

Mr. Deems is a Trustee of ALPS ETF Trust ( funds); Financial Investors Trust ( funds); and Reaves Utility Income Fund.

* The address of each trustee is 1290 Broadway, Suite 1100, Denver, CO 80203.

(1) The Portfolio Complex includes all series of the Trust and any other investment companies for which ALPS Advisors, Inc. (or any affiliate) or Stadion Money Management, LLC (or any affiliate) provides investment advisory services.

Except for their service on the Trust’s Board of Trustees, the Independent Trustees named above have not held any positions during the past two years with the Trust; any investment adviser or sub-adviser thereof; any underwriter of any portfolio of the Trust; or any affiliate of any portfolio or its investment advisers or sub-advisers, or underwriters.

INTERESTED TRUSTEES

Name, Address*, and Age	Position with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During last 5 years	Number of Portfolios in Portfolio Complex Overseen by Trustee(1)	Other Trusteeships Held By Trustee
Thomas A. Carter ( )**	Trustee, Chairman, President	Since March 10, 2009	Mr. Carter joined ALPS Fund Services, Inc. (“ALPS”) in 1994 and is currently President and Director of ALPS Advisors, Inc. (“AAI”) and ALPS Portfolio Solutions Distributor, Inc., and Director of ALPS and ALPS Holdings, Inc.		Mr. Carter is a Trustee of ALPS ETF Trust ( funds) and the Principal Real Estate Income Fund.

Scott Wentsel (__)**	Trustee	Since November 30, 2006	Mr. Wentsel is Chief Investment Officer, Americas for Morningstar Investment Management since February 2014. Mr. Wentsel was Senior Portfolio Manager for Ibbotson Associates, a Morningstar company, from April 2005 to February 2014 and Mr. Wentsel was also Executive Director of Van Kampen Investments from April 2000 to April 2005.	_	___

* The address of each trustee is 1290 Broadway, Suite 1100, Denver, CO 80203.

** Mr. Carter is deemed an “Interested Trustee” by virtue of his current relationship with ALPS Fund Services, Inc., ALPS Advisors, Inc. and ALPS Portfolio Solutions Distributor, Inc. Mr. Wentsel is deemed an “Interested Trustee” by virtue of his current relationship with Ibbotson Associates, Inc., the subadviser to certain portfolios of the Trust.

(1) The Portfolio Complex includes all series of the Trust and any other investment companies for which ALPS Advisors, Inc. (or any affiliate) or Stadion Money Management, LLC (or any affiliate) provides investment advisory services.

OFFICERS

Name, Address*, and Age	Position with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During last 5 years
Patrick D. Buchanan ( )	Treasurer	Since March 12, 2013	Mr. Buchanan is Vice President of AAI. Mr. Buchanan joined ALPS in 2007, and because of his position with ALPS, he is deemed an affiliate of the Trust as defined under the 1940 Act. Mr. Buchanan is also Treasurer of ALPS ETF Trust and Principal Real Estate Income Fund.

Melanie H. Zimdars ( )	Chief Compliance Officer	Since December 8, 2009	Ms. Zimdars is a Deputy Chief Compliance Officer with ALPS since September 2009. Prior to joining ALPS, Ms. Zimdars served as Principal Financial Officer, Treasurer and Secretary for the Wasatch Funds from February 2007 to December 2008. From November 2006 to February 2007, she served as Assistant Treasurer for the Wasatch Funds and served as a Senior Compliance Officer for Wasatch Advisors, Inc. since 2005. Ms. Zimdars is currently the CCO for Liberty All-Star Growth Fund, Liberty All-Star Equity Fund, ALPS ETF Trust, Broadview Opportunity Trust, PowerShares QQQ Trust and BLDRS Index Funds Trust. Because of her position with ALPS, Ms. Zimdars is deemed to be an affiliate of the Trust.

David T. Buhler ( )	Secretary	Since June 8, 2010	Mr. Buhler joined ALPS Fund Services, Inc. as Associate Counsel in June 2010. Prior to joining ALPS, Mr. Buhler served as Associate General Counsel and Assistant Secretary of Founders Asset Management LLC from 2006 to 2009. Because of his position with ALPS, Mr. Buhler is deemed to be an affiliate of the Trust.

* The address of each officer is 1290 Broadway, Suite 1100, Denver, CO 80203.

Additional Information About the Trustees’ Qualifications and Experience

The following is a brief discussion of the specific education, experience, qualifications, or skills that led to the conclusion, as of the date of this SAI, that each person identified below should serve as a Trustee for the Trust.

Mary K. Anstine

Ms. Anstine has been an Independent Trustee of the Trust since November 30, 2006. Currently retired, Ms. Anstine has over 31 years of financial services experience. Most recently, she was President and CEO of HealthONE Alliance,

Denver, Colorado from 1994 through 2004. From 1964 to 1994, Ms. Anstine held positions leading up to Executive Vice President of First Interstate Bank. She was nominated to serve as a Trustee of the Trust based on her business and financial services experience.

David Swanson

Mr. Swanson has been an Independent Trustee of the Trust since November 30, 2006. In 2006, Mr. Swanson founded SwanDog Marketing, a marketing strategy boutique serving asset and wealth managers. Mr. Swanson currently serves as SwanDog’s Managing Partner. He has 35 years of senior management and marketing experience, with 26 years in financial services. Before founding SwanDog, Mr. Swanson served as Executive Vice President and Head of Distribution for Calamos Investments, an investment management firm. As well, he previously held positions as Chief Operating Officer of Van Kampen Investments, President and CEO of Scudder, Stevens & Clark, Canada, Ltd. and Managing Director and Head of Global Investment Products at Morgan Stanley. Mr. Swanson holds an MBA from the Kellogg Graduate School of Management at Northwestern University and a Bachelors in Journalism from Southern Illinois University. He was nominated to serve as a Trustee of the Trust based on his business, financial services and investment management experience.

Jeremy W. Deems

In 2007, Mr. Deems co-founded Green Alpha Advisors, LLC, a registered investment adviser, for which he currently serves as Chief Financial Officer, Chief Operating Officer, and Co-Portfolio Manager of the Shelton Green Alpha Fund. Prior to co-founding Green Alpha Advisors, Mr. Deems was CFO of Forward Management, LLC, investment advisor to the Forward Funds and Sierra Club Mutual Funds, where he was also co-portfolio manager to the Sierra Club Stock Fund. In addition, he was the CFO of ReFlow Management Co., LLC. Prior to joining Forward and ReFlow, he served as Regional Marketing Assistant within the Investment Consulting Services Group at Morgan Stanley Dean Witter. Mr. Deems received a B.S. and a MBA in finance from Saint Mary’s College of California and is a licensed Certified Public Accountant and a member of the American Institute of Certified Public Accountants. He was nominated to serve as a Trustee of the Trust based on his business, financial services, accounting and investment management experience.

Thomas A. Carter

Mr. Carter has been an Interested Trustee and Chairman of the Trust since March 10, 2009. Mr. Carter joined ALPS Fund Services, Inc., the Trust’s administrator, in 1994 and currently serves as President of ALPS Portfolio Solutions Distributor, Inc., the Trust’s principal underwriter, and ALPS Advisors, Inc., the Trust’s investment adviser. Before joining ALPS, Mr. Carter was with Deloitte & Touche LLP, where he worked with a diverse group of clients, primarily within the financial services industry. Mr. Carter is a Certified Public Accountant and received his Bachelor of Science in Accounting from the University of Colorado at Boulder. He was nominated to serve as a Trustee of the Trust based on his business, accounting, financial services and investment management experience.

Scott Wentsel CFA, CFP®

Mr. Wentsel has been an Interested Trustee of the Trust since November 30, 2006. Currently, Mr. Wentsel serves as Chief Investment Officer, Americas for Morningstar Investment Management which includes Ibbotson Associates, the Portfolios’ investment sub-adviser. Prior to February, 2014, Mr. Wentsel was Vice President and Senior Portfolio Manager of Ibbotson Associates. Mr. Wentsel has over 25 years of investment industry experience. Prior to joining Ibbotson, Mr. Wentsel was an Executive Director with Van Kampen Investments from 2000-2005 and also worked for 13 years at Scudder Kemper Investments. Mr. Wentsel has a Masters of Business Administration degree from the University of Chicago Booth School of Business and a Bachelor of Arts in Economics from the University of Illinois. He was nominated to serve as a Trustee of the Trust based on his business, financial services and investment management experience.

Leadership Structure and Oversight Responsibilities

Overall responsibility for oversight of the Portfolio rests with the Trustees. The Trust has engaged ALPS Advisors, Inc.

(the “Adviser”) and Stadion Money Management, LLC (the “Sub-Adviser”) to manage the Portfolio on a day-to day basis. The Board is responsible for overseeing the Adviser, the Sub-Adviser and other service providers in the operations of the Portfolio in accordance with the provisions of the 1940 Act, applicable provisions of state and other laws and the Trust’s charter. The Board is currently composed of five members, three of whom are Independent Trustees. The Board meets at regularly scheduled quarterly meetings each year. In addition, the Board may hold special in-person or telephonic meetings or informal conference calls to discuss specific matters that may arise or require action between regular meetings. As described below, the Board has established a Nominating and Corporate Governance Committee, an Audit Committee and an Executive Committee, and may establish ad hoc committees or working groups from time to time, to assist the Board in fulfilling its oversight responsibilities. The Independent Trustees have also engaged independent legal counsel to assist them in performing their oversight responsibilities.

The Board has appointed Thomas A. Carter, an Interested Trustee, to serve in the role of Chairman and President (the Trust’s Principal Executive Officer). The Chairman’s role is to preside at all meetings of each Board and to act as a liaison with the Adviser, other service providers, counsel and other Trustees generally between meetings. In addition, the Board has appointed David Swanson as Lead Independent Trustee. The Lead Independent Trustee is a spokesperson and principal point of contact for the Independent Trustees and is responsible for coordinating the activities of the Independent Trustees, including calling regular executive sessions of the Independent Trustees; developing the agenda of each meeting together with the Chairman; and chairing the meetings of the Independent Trustees. The Chairman and Lead Independent Trustee may also perform such other functions as may be delegated by the Board from time to time. The Board reviews matters related to its leadership structure annually. The Board has determined that the Board’s leadership structure is appropriate given the Portfolio’s characteristics and circumstances. These include the Trust’s multiple series of Portfolio shares, the Portfolio’s portfolio of assets, the Portfolio’s net assets and the services provided by the Trust’s service providers.

Risk oversight forms part of the Board’s general oversight of each series of the Trust and is addressed as part of various Board and Committee activities. As part of its regular oversight of the Portfolio, the Board, directly or through a Committee, interacts with and reviews reports from, among others, Trust management, the Adviser, the Sub-Adviser, the Portfolio’s Chief Compliance Officer, the Trust’s legal counsel and the independent registered public accounting firm for the Portfolios regarding risks faced by the Portfolio. The Board, with the assistance of Trust management and the Adviser and the Sub-Adviser, reviews investment policies and risks in connection with its review of the Portfolio’s performance. The Board has appointed a Chief Compliance Officer who oversees the implementation and testing of the Portfolio’s compliance program and reports to the Board regarding compliance matters for the Portfolio and its principal service providers. In addition, as part of the Board’s periodic review of the Portfolios’ advisory, sub-advisory and other service provider agreements, the Board may consider risk management aspects of these service providers’ operations and the functions for which they are responsible.

Standing Board Committees

The Trust’s Board of Trustees has established three standing committees: the Audit Committee, the Nominating and Governance Committee, and the Executive Committee.

The Audit Committee meets periodically with the Trust’s officers and its independent auditors to review accounting matters, the adequacy of internal controls, the responsibilities and fees of the independent auditors and other matters. Members of the Audit Committee are currently Ms. Anstine, and Messrs. Deems (Chairperson) and Swanson. Mr. Deems is an “audit committee financial expert.” During the fiscal year ended December 31, 2014, the Audit Committee convened             .

The Nominating and Governance Committee meets periodically to advise and assist the Board in selecting nominees to serve as trustees (including considering written nominations from shareholders delivered to the Secretary of the Trust at 1290 Broadway, Suite 1100, Denver, CO 80203) of the Trust. The Nominating and Governance Committee believes the Board generally benefits from diversity of background, experience and views among its members, and considers this a factor in evaluating the composition of the Board, but has not adopted any specific policy in this regard. The Nominating and Governance Committee also advises and assists the Board in establishing, implementing and executing policies, procedures and practices that assure orderly and effective governance of the Trust and effective and efficient management of all business and financial affairs of the Trust. Members of the Nominating and Governance Committee are currently Ms. Anstine (Chairperson) and Messrs. Deems and Swanson. During the fiscal year ended December 31, 2014, the Nominating and Governance Committee convened             .

The Executive Committee meets periodically to take action, as authorized by the Board of Trustees, if the Board of Trustees cannot meet. Members of the Executive Committee are currently Messrs. Carter (Chairperson), Swanson, and Wentsel. During the fiscal year ended December 31, 2014, the Executive Committee             .

At the present time there are no other standing committees of the Trust’s Board of Trustees. The Board of Trustees may in the future consider establishing one or more additional committees, including but not limited to committees charged with responsibility for nomination, compensation, valuation, investment and brokerage matters.

Trustee Ownership of Portfolio Shares

As of December 31, 2014, the following table shows the dollar range of shares beneficially owned by each Trustee in the Portfolio and certain other funds.

INDEPENDENT TRUSTEES

Name of Trustees	Dollar Range of Equity Securities in the Portfolio	Aggregate Dollar Range of Equity Securities in All Portfolios in the Trust’s Family of Funds Overseen by the Trustee

Mary K. Anstine	None	None
David M. Swanson	None	None
Jeremy Deems	None	None
INTERESTED TRUSTEES
Name of Trustees	Dollar Range of Equity Securities in the Portfolio	Aggregate Dollar Range of Equity Securities in All Portfolios in the Trust’s Family of Funds Overseen by the Trustee
Thomas A. Carter	None	None
Scott Wentsel	None	None

Each Independent Trustee receives an annual fee consisting of a $16,000 retainer, a per meeting fee of $3,500, and reimbursement for all reasonable out-of-pocket expenses relating to attendance at meetings. The following chart provides certain information about the Trustee fees paid by the Trust for the fiscal year ended December 31, 2014:

Name of Person/Position	Aggregate Compensation from the Trust	Aggregate Compensation from the Portfolio Complex(1)

Mary K. Anstine	$	$

Jeremy W. Deems	$	$

David M. Swanson	$	$

(1)

The Portfolio Complex includes all series of the Trust and any other investment companies for which ALPS Advisors, Inc. (or any affiliate) or Stadion Money Management, LLC (or any affiliate) provides services.

No employee of the Adviser, Sub-Adviser, Distributor, or Transfer Agent receives any compensation from the Trust for acting as an officer or a Trustee of the Trust.

INVESTMENT ADVISER AND SUB-ADVISER

Investment Adviser. ALPS Advisors, Inc. (the “Adviser”) is a wholly owned subsidiary of ALPS Holdings, Inc. (“ALPS Holdings”). Located in Denver, Colorado, ALPS Holdings, a wholly owned subsidiary of DST Systems, Inc. (“DST”), is the parent of the Adviser and its affiliates ALPS Portfolio Solutions Distributor, Inc. and ALPS Fund Services, Inc. as further described on pages      and     . ALPS Holdings, through its affiliates, provides a wide range of fund services, including fund accounting, transfer agency, shareholder services, active distribution, legal, tax and compliance services. The Adviser commenced business operations in December 2006 upon the acquisition of an existing investment advisory operation and is registered with the SEC as an investment adviser. The Adviser’s principal address is 1290 Broadway, Suite 1100, Denver, CO 80203. Thomas A. Carter is President of both the Adviser and the Trust, and Patrick D. Buchanan is an officer of the Adviser and Treasurer of the Trust.

Advisory Agreement. Under the terms of the Investment Advisory Agreement between the Trust and the Adviser (the “Advisory Agreement”), and subject to the supervision and direction of the Board of Trustees of the Trust, the Adviser will, either directly or by employing suitable Sub-Advisers: (a) act in strict conformity with the Trust’s Declaration of Trust, the Trust’s Bylaws, the 1940 Act, and the Investment Advisers Act of 1940, as amended; (b) manage the Portfolio’s portfolio and furnish a continual investment program for the Portfolio in accordance with the Portfolio’s investment objective and policies as described in the Portfolio’s Prospectus; (c) make investment decisions for the Portfolio; (d) provide the Portfolio with investment research and statistical data, advice and supervision, data processing and clerical services; (e) provide the Trust with access to certain office facilities, which may be the Adviser’s own offices; (f) determine what securities shall be purchased for the Portfolio; what securities shall be held or sold by the Portfolio, and allocate assets of the Portfolio to separate sub-accounts of any approved sub-advisers, and determine what portion of the Portfolio’s assets shall be held uninvested; (g) review asset allocations and investment policies with the Board of Trustees of the Trust every quarter; and (h) advise and assist the officers of the Trust in taking such steps as are necessary or appropriate to carry out the decisions of the Board of Trustees of the Trust and its committees with respect to the foregoing matters and the conduct of the business of the Portfolio. In addition, the Adviser will furnish the Trust with whatever statistical information the Trust may reasonably request with respect to the securities that the Portfolio may hold or contemplate purchasing.

As compensation for its services to the Portfolio, the Adviser receives a management fee (the “Adviser Management Fee”), payable monthly, for the performance of its services. The annual Adviser Management Fee is equal to 0.    % of the average net assets of the Portfolio. The fees are allocated daily, based on the prior day’s net assets plus the current day’s capital stock activity, at the class level. The Adviser Management Fee is accrued daily for the purpose of determining the offering and redemption price of the Portfolio’s shares.

Investments. Stadion Money Management LLC (the “Sub-Adviser” or “Stadion”) is controlled by certain investment entities controlled and managed by TA Associates, Inc. The Sub-Adviser is a registered investment adviser located in Watkinsville, Georgia. The Sub-Adviser provides advisory services including discretionary management. Total assets under management in accounts where Stadion has discretionary authority were approximately $         billion as of             , 2015.

Subadvisory Agreement. Under the terms of the Investment Subadvisory Agreement between the Trust, the Adviser, and the Sub-Adviser (the “Subadvisory Agreement”), the Sub-Adviser is responsible for recommending a continuous investment allocation program for the Portfolio in accordance with the Portfolio’s investment objectives, policies and restrictions as stated in the Portfolio’s Prospectus. As compensation for such services, the Sub-Adviser receives from the Adviser an annual Sub-Adviser management fee (the “Sub-Adviser Management Fee”), payable monthly, for the performance of its services. The annual Sub-Adviser Management Fee is equal to 0.__% of the average net assets of the Portfolio. The Sub-Adviser Management Fee is accrued daily for the purpose of determining the offering and redemption price of the Portfolio’s shares.

Expense Limitation Agreement. Under the terms of the Expense Limitation Agreement with the Adviser and the Sub-

Adviser for the benefit of the Portfolio, the Adviser and Sub-Adviser agree to waive certain fees they are entitled to receive from the Portfolio. Specifically, the Adviser and Sub-Adviser agree to reimburse Portfolio expenses and/or waive a portion of the investment advisory, sub-advisory, and other fees that the Adviser and/or Sub-Adviser is entitled to receive to the extent necessary for the Portfolio to maintain a total annual expense ratio not exceeding 0.    % for each of Class I and Class III shares, subject to certain excluded expenses that will be borne by the Portfolio. One-third of this obligation to reimburse expenses and/or waive fees is assumed by the Adviser, and two-thirds is assumed by the Sub-Adviser. Each party also agrees the waivers shall continue through the end of the period ended             , 201  .

A discussion regarding the Board of Trustees’ basis for approving the Portfolio’s Advisory and Subadvisory Agreements with respect to the Portfolio will be available in the Portfolio’s semi-annual shareholder report for the period ended June 30, 2015.

PORTFOLIO MANAGERS

The following tables summarize, as of             , 2015, the other investment activities of each portfolio manager of the Portfolio, including the portfolio managers of the Portfolio’s Sub-Adviser (each, a “Portfolio Manager”). All asset numbers in the table are in millions.

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts Managed	Total Assets Managed (in millions)	Number of Accounts Managed	Total Assets Managed (in millions)	Number of Accounts Managed	Total Assets Managed (in millions)
Paul M. Frank	—	—	—	—	—	—
Brad A. Thompson	—	—	—	—	—	—
William McGough	—	—	—	—	—	—

As of             , 2015, no accounts managed by the Portfolio Managers in the above table had an advisory fee based solely on investment performance of the accounts.

Description of Material Conflicts of Interest

The Trust’s distributor or an affiliate thereof, ALPS Distributors, Inc. (“ADI”), acts as distributor for certain ETFs and other investment companies. It is possible that these ETFs or other investment companies could be used in the Portfolio at some time in the future. If this situation arises, the Adviser will waive a portion of the advisory fee equal to the portion of the fees attributable to the assets of the Portfolio invested in such ETFs or other investment companies. See also “Additional Information About Investment Strategies — Limitations on Investments in Underlying ETFs” above.

Potential conflicts that could apply to the Portfolio include:

Allocation of Limited Time and Attention. A Portfolio Manager who is responsible for managing multiple funds and/or accounts may devote unequal time and attention to the management of those funds and/or accounts. As a result, the Portfolio Manager may not be able to formulate as complete a strategy or identify equally attractive investment opportunities for each of those accounts as might be the case if he or she were to devote substantially more attention to the management of a single fund. The effects of this potential conflict may be more pronounced where funds and/or accounts overseen by a particular Portfolio Manager have different investment strategies.

Allocation of Limited Investment Opportunities. If a Portfolio Manager identifies a limited investment opportunity that may be suitable for multiple funds and/or accounts, the opportunity may be allocated among these several funds or accounts, which may limit a fund’s ability to take full advantage of the investment opportunity.

Pursuit of Differing Strategies. At times, a Portfolio Manager may determine that an investment opportunity may be appropriate for only some of the funds and/or accounts for which he or she exercises investment responsibility, or may decide that certain of the funds and/or accounts should take differing positions with respect to a particular security. In these cases, the Portfolio Manager may place separate transactions for one or more funds or accounts which may affect the market price of the security or the execution of the transaction, or both, to the detriment or benefit of one or more other funds and/or accounts.

Selection of Brokers/Dealers. Portfolio Managers may be able to select or influence the selection of the brokers and dealers that are used to execute securities transactions for the funds and/or account that they supervise. In addition to executing trades, some brokers and dealers provide Portfolio Managers with brokerage and research services (as those terms are defined in Section 28(e) of the 1934 Act), which may result in the payment of higher brokerage fees than might have otherwise been available. These services may be more beneficial to certain funds or accounts than to others. Although the payment of brokerage commissions is subject to the requirement that the Portfolio Manager determine in good faith that the commissions are reasonable in relation to the value of the brokerage and research services provided to the fund, a Portfolio Manager’s decision as to the selection of brokers and dealers could yield disproportionate costs and benefits among the funds and/or accounts that he or she manages.

Variation in Compensation. A conflict of interest may arise where the financial or other benefits available to the Portfolio Manager differ among the funds and/or accounts that he or she manages. If the structure of the investment adviser’s management fee and/or the Portfolio Manager’s compensation differs among funds and/or accounts (such as where certain funds or accounts pay higher management fees or performance-based management fees), the Portfolio Manager might be motivated to help certain funds and/or accounts over others. The Portfolio Manager might be motivated to favor funds and/or accounts in which he or she has an interest or in which the investment adviser and/or its affiliates have interests. Similarly, the desire to maintain or raise assets under management or to enhance the Portfolio Manager’s performance record or to derive other rewards, financial or otherwise, could influence the Portfolio Manager to lend preferential treatment to those funds and/or accounts that could most significantly benefit the Portfolio Manager.

Related Business Opportunities. The Adviser or its affiliates may provide more services (such as distribution or recordkeeping) for some types of funds or accounts than for others. In such cases, a Portfolio Manager may benefit, either directly or indirectly, by devoting disproportionate attention to the management of funds and/or accounts that provide greater overall returns to the Adviser and its affiliates.

Portfolio Manager Compensation Structure

Compensation and financial arrangements with the Sub-Adviser’s portfolio managers is intended to be competitive and reflective of the general success of the Sub-Adviser as a firm, as well as the general success of the funds it manages. The portfolio managers are compensated based on a fixed annual salary, bonuses, which may be based on factors such as the Sub-Adviser’s profitability, assets in strategies, portfolio manager performance, and other factors that may contribute to the Sub-Adviser’s revenues and distributable profits, and may include an equity or other profit-sharing component. In this regard, compensation may include a variety of components, and may vary among portfolio managers in terms of emphasis and criteria.

☐	Base Salary: Each portfolio manager receives a base salary.

☐

Discretionary Incentive Compensation: Portfolio managers may receive discretionary incentive compensation related to assets under management or similar considerations, and for performance-based evaluations by the Sub-Adviser’s management. The Sub-Adviser also may consider a portfolio manager’s contributions to the firm and success of accounts (including the Portfolio) managed by the portfolio manager.

☐

Additional Incentive Compensation: Portfolio managers may be eligible to receive additional revenue or sales-based compensation tied to achievement of asset management and assets-under-management goals determined by the Sub-Adviser from time to time. These may relate to the Sub-Adviser’s asset management achievements or assets under management in general, or may relate to specific accounts (including the Portfolio) managed by a portfolio manager.

☐	Equity Incentives: The Sub-Adviser may reward portfolio managers with additional remuneration based on the Sub-

Adviser’s profitability in accordance with the terms of an Equity Incentive Plan or individual agreements where the portfolio manager is eligible to receive equity participation (including profit distribution rights related thereto) in the Sub-Adviser.

☐

Profit Pool and Senior Management Arrangements: Portfolio managers that reach certain levels of managerial responsibility or success with and for the Sub-Adviser will be eligible to participate in a profit pool, and may also receive a senior management-level compensation package, which may include any or all of the foregoing compensation arrangements.

Ownership of Securities

As of the date of this SAI, the Portfolio Managers did not own any shares of the Portfolio.

THE DISTRIBUTOR

ALPS Portfolio Solutions Distributor, Inc. (the “Distributor”), located at 1290 Broadway, Suite 1100, Denver, CO 80203, serves as the principal underwriter and national distributor for the shares of the Portfolio pursuant to a Distribution Agreement with the Trust dated as of             , 201_, as amended on             , 201_ (the “Distribution Agreement”). The Distributor is registered as a broker-dealer under the Securities Exchange Act of 1934 and each state’s securities laws and is a member of the Financial Industry Regulatory Authority (“FINRA”). The offering of the Portfolio’s shares is continuous. The Distributor does not receive any compensation under the Distribution Agreement.

The Distribution Agreement provides that the Distributor, as agent in connection with the distribution of Portfolio shares, will use its best efforts to distribute the Portfolio’s shares. As disclosed in the Trustee and Officer tables on pages      and     , Messrs. Thomas A. Carter and Patrick D. Buchanan are affiliated persons of the Distributor and the Trust. In addition, the Distributor is a wholly owned subsidiary of ALPS Holdings, which is a wholly owned subsidiary of DST. The Distribution Agreement provides that, unless sooner terminated, it will continue until two years from the date of the Distribution Agreement and shall continue from year to year, subject to annual approval by (a) the Board of Trustees or a vote of a majority of the outstanding shares, and (b) by a majority of the Trustees who are not interested persons of the Trust or of the Distributor by vote cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreement may be terminated by the Trust at any time, without the payment of any penalty, by vote of a majority of the entire Board of Trustees of the Trust or by vote of a majority of the outstanding shares of the Portfolio on 60 days’ written notice to the Distributor, or by the Distributor at any time, without the payment of any penalty, on 60 days’ written notice to the Trust. The Distribution Agreement will automatically terminate in the event of its assignment.

The Trust has adopted distribution plans pursuant to Rule 12b-1 under the 1940 Act relating to Class I and Class III shares, respectively (the “12b-1 Plans”).

Class I Distribution Plan

The Class I shares have adopted a Defensive Distribution Plan (the “Class I Distribution Plan”) that recognizes that the Adviser may use its management fees, in addition to its past profits or its other resources, to pay for expenses incurred in connection with providing services intended to result in the sale of Portfolio shares and/or shareholder support services. Under the Class I Distribution Plan, the Adviser may pay significant amounts to intermediaries, such as banks, broker-dealers and other intermediaries that provide those services. The Board of Trustees has currently authorized such payments for the Class I shares of the Portfolio.

Class III Distribution Plan

The Class III shares have adopted an Offensive Distribution Plan (the “Class III Distribution Plan”) that permits the use of the Portfolio’s assets to compensate the Distributor for its services in distributing shares and servicing shareholder accounts. The Class III Distribution Plan also recognizes that the Adviser and Sub-Adviser (as applicable) may use their management fee revenues, as well as their past profits, to pay for expenses incurred in connection with providing services intended to result in the sale of shares and/or shareholder support services.

Under the Class III Distribution Plan, the Distributor receives an amount equal to 0.    % of the average annual net assets of the Class III shares, as applicable, of the Portfolio. All or a portion of the fees paid to the Distributor under the Class III Distribution Plan will, in turn, be paid to certain financial intermediaries as compensation for selling shares or for providing ongoing shareholder support services. These services generally include responding to financial intermediaries’ inquiries, directing said customers’ communications, account balance maintenance and dividend posting.

Because the fees paid under the Class III Distribution Plan are paid out of Portfolio assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than other types of sales charges.

Class I and III Shareholder Services Plan

The Portfolio has adopted a shareholder services plan (a “Services Plan”) with respect to the Portfolio’s Class I and Class III shares. Under the Services Plan, the Portfolio is authorized to pay insurance companies, banks and their affiliates and other institutions, including broker-dealers and Trust affiliates (“Participating Organizations”), an aggregate fee in an amount not to exceed on an annual basis 0.     % of the average daily net asset value of the Class I shares, or 0.__% of the average daily net asset value of the Class III shares, in each case attributable to or held in the name of a Participating Organization for its clients as compensation for providing service activities pursuant to an agreement with a Participating Organization. Any amount of such payment not paid during the Portfolio’s fiscal year for such service activities shall be reimbursed to the Portfolio as soon as practicable.

Other Information

The Portfolio does not participate in joint distribution activities with any other investment company. No Independent Trustee of the Trust has any direct or indirect financial interest in the operation of the 12b-1 Plan or any related agreements.

The Adviser or Distributor may provide additional cash payments out of their own resources to financial intermediaries that purchase shares of the Portfolio or provide other services. Such payments are in addition to any 12b-1 fees and/or shareholder services fees or other expenses paid by the Portfolio. These additional payments may be made to financial intermediaries, including affiliates that provide shareholder servicing, sub-administration, recordkeeping and/or sub-transfer agency services, marketing support and/or access to sales meetings, sales representatives and management representatives of the service agent. Cash compensation also may be paid to service agents for inclusion of the Portfolio on a sales list, including a preferred or select sales list or in other sales programs. These payments sometimes are referred to as “revenue sharing.” In some cases, these payments may create an incentive for a service agent to recommend the Portfolio to you. Please contact your financial intermediaries for details about any payments it may receive in connection with the purchase of the Portfolio or the provisions of services to the Portfolio.

From time to time, the Adviser or the Distributor also may provide cash or non-cash compensation to service agents in the form of: occasional gifts; occasional meals, tickets, or other entertainment; support for due diligence trips; educational conference sponsorship; support for recognition programs; and other forms of cash or non-cash compensation permissible under broker-dealer regulations, as periodically amended.

FUND ADMINISTRATION

ALPS Fund Services, Inc. (“AFS”), located at 1290 Broadway, Suite 1100, Denver, CO 80203, is a wholly owned subsidiary of ALPS Holdings. As discussed above, ALPS Holdings is a wholly-owned subsidiary of DST and the parent of the Adviser and the Distributor. AFS serves as Administrator pursuant to a Fund Accounting and Administration Agreement (“Administration Agreement”) with the Trust. As such, AFS provides all necessary bookkeeping, shareholder recordkeeping services and pricing services to the Portfolio. Under the Administration Agreement, AFS will provide portfolio accounting services, expense accrual and payment services, fund valuation and financial reporting services, tax accounting services and compliance control services. AFS does not charge the Trust a fee in connection with providing services under the Administration Agreement.

FUND TRANSFER AGENT

AFS, whose principal business address is shown above, also serves as Transfer Agent to the Portfolio pursuant to a Transfer Agency and Service Agreement (“TA Agreement”) with the Trust. Under the TA Agreement, AFS will provide all of the customary services of a transfer agent and dividend disbursing agent including, but not limited to: (1) receiving and processing orders to purchase or redeem shares; (2) mailing shareholder reports and prospectuses to current shareholders; and (3) providing blue sky services to monitor the number of the shares of the Portfolio sold in each state. AFS does not charge the Trust a fee in connection with providing services under the TA Agreement.

PORTFOLIO TRANSACTIONS

All orders for the purchase or sale of securities are placed on behalf of the Portfolio by the Sub-Adviser. The Sub-Adviser is also responsible for the placement of transaction orders for other investment companies and accounts for which it or its affiliates act as investment adviser. In selecting broker-dealers, subject to applicable limitations of the federal securities laws, the Sub-Adviser considers various relevant factors, including, but not limited to, the broker’s execution capability, the broker’s perceived financial stability, the broker’s responsiveness to the Sub-adviser’s transaction requests, and the broker’s clearance and settlement capability. Commissions for foreign investments traded on foreign exchanges will generally be higher than for U.S. investments and may not be subject to negotiation.

The Portfolio may execute portfolio transactions with broker-dealers who provide research and execution services to the Portfolio or other accounts over which the Adviser or Sub-Adviser, or their affiliates, exercise investment discretion. Such services may include research-related computer hardware and software; and furnishing analyses and reports concerning issuers, industries, and economic factors and trends.

The receipt of research from broker-dealers that execute transactions on behalf of the Portfolio may be useful to the Adviser or Sub-Adviser in rendering investment management services to the Portfolio and/or its other clients, and conversely, such information provided by broker-dealers who have executed transaction orders on behalf of other clients may be useful to the Adviser or Sub-Adviser in carrying out its obligations to the Portfolio. The receipt of such research has not reduced the Sub-Adviser’s normal independent research activities; however, it enables the Sub-Adviser to avoid the additional expenses that could be incurred if it tried to develop comparable information through its own efforts. Such research is used by the Sub-Adviser in connection with its investment decision-making process with respect to one or more funds and accounts managed by it, and may not be used, or used exclusively, with respect to the Portfolio or account generating the brokerage.

Subject to applicable limitations of the federal securities laws, broker-dealers may receive commissions for agency transactions that are higher than the commission of other broker-dealers in recognition of their research and execution services. In order to cause the Portfolio to pay such higher commissions, the Sub-Adviser must determine in good faith that such commissions are reasonable in relation to the value of the brokerage and research services provided by such executing broker-dealers viewed in terms of a particular transaction or the Sub-Adviser’s overall responsibilities to the Portfolio and its other clients. In reaching this determination, the Sub-Adviser will not attempt to place a specific dollar value on the brokerage and research services provided or to determine what portion of the compensation should be related to those services.

The Sub-Adviser is authorized to use research services provided by and to place portfolio transactions, to the extent permitted by law, with brokerage firms that have provided assistance in the distribution of shares of the Portfolio.

The Trustees periodically review the Sub-Adviser’s performance of their responsibilities in connection with the placement of portfolio transactions on behalf of the Portfolio and review the commissions paid by the Portfolio over representative periods of time to determine if they are reasonable in relation to the benefits to the Portfolio.

When two or more portfolios are simultaneously engaged in the purchase or sale of the same security, the prices and amounts are allocated in accordance with a formula considered by the Trustees and the Portfolio’s Sub-Adviser to be equitable to the Portfolio. In some cases this system could have a detrimental effect on the price or value of the security as far as the Portfolio is concerned. In other cases, however, the ability of the Portfolio to participate in volume transactions will produce better executions for the Portfolio. It is the current opinion of the Trustees that the desirability of retaining the Portfolio’s Sub-Adviser outweighs any disadvantages to the Portfolio that may be said to exist from exposure to simultaneous transactions.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

As of             , 201_, the Portfolio was new and no person owned 25% or more of the Portfolio’s outstanding shares or 5% or more of any Class of the Portfolio’s outstanding shares.

VALUATION OF PORTFOLIO SECURITIES

Calculation of Share Price

The net asset value per share of the Portfolio will be determined on each day when the New York Stock Exchange (“NYSE”) is open for business and will be computed by adding the value of the Portfolio’s investments, cash and other assets (including accrued interest), deducting liabilities (including accrued expenses), and then dividing that value by the total number of the shares outstanding of the Portfolio. Each determination will be made:

—

by valuing portfolio securities, including Exchange-Traded Funds, Exchange-Traded Notes, open short positions, puts and calls, and futures contracts, which are traded on the various exchanges including the NASDAQ National Market System or similar electronic exchange, at the last reported sales price;

—	by valuing shares of an open-end investment company that are at that investment company’s net asset value per share;

—	by valuing portfolio securities for which a quote is readily available at the last quoted price;

—	by valuing portfolio securities for which no sale was reported on a particular day and securities traded on the over-the-counter market at the mean between the last bid and asked prices; and

—

by valuing portfolio securities or other assets for which market quotations are not readily available at fair value in good faith and under the supervision of the Board of Trustees, although others may do the actual calculation.

The price (net asset value) of Portfolio shares is determined as of the close of the regular session of trading on the NYSE (usually 4:00 p.m. Eastern Time), on each day the NYSE is open for business. The NYSE is ordinarily open for business on every day except Saturdays, Sundays and the following holidays: New Year’s Day, Martin Luther King, Jr. Day, President’s Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.

Trading in Foreign Securities

Trading in foreign securities may be completed at times that vary from the closing of the NYSE. In computing net asset value, the Portfolio values foreign securities at the latest closing price on the exchange on which they are primarily traded immediately prior to the closing of the NYSE. Some foreign currency exchange rates may also be determined at the latest rate immediately prior to the closing of the NYSE. Foreign security valuations initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. If the current price of a foreign security is unavailable as a result of a foreign stock exchange’s closure for a foreign holiday, such foreign security’s value will be the closing price of such security on the last day such foreign exchange was open, adjusted by the current foreign exchange rate, assuming there are no significant events which occurred which may materially impact the Portfolio’s net asset value determination. Occasionally, events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If these events materially affect the value of Portfolio securities, these securities may be valued at their fair value as determined in good faith by the Board of Trustees.

ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

Purchase of Shares

Orders for shares received by the Trust in good order prior to the close of the regular session of trading on the NYSE on each day during such periods that the NYSE is open for trading are priced at net asset value per share computed as of the close of the regular session of trading on the NYSE. Orders received in good order after the close of the NYSE, or on a day it is not open for trading, are priced at the close of the regular session of trading of the NYSE on the next day on which it is open for trading at the next determined net asset value per share.

Redemption of Shares

The Trust will redeem all or any portion of a shareholder’s shares of the Portfolio when requested in accordance with the procedures set forth in the “Buying or Selling Shares” section of the Prospectus. Under the Investment Company Act of 1940, a shareholder’s right to redeem shares and to receive payment for such shares may be suspended at times:

(a)	when the NYSE is closed, other than customary weekend and holiday closings;

(b)	when trading on that exchange is restricted for any reason;

(c)

when an emergency exists as a result of which disposal by the Portfolio of securities owned by it is not reasonably practicable or it is not reasonably practicable for the Portfolio fairly to determine the value of its net assets, provided that applicable rules and regulations of the Securities and Exchange Commission (or any succeeding governmental authority) will govern as to whether the conditions prescribed in (b) or (c) exist; or

(d)	when the SEC by order permits a suspension of the right to redemption or a postponement of the date of payment on redemption.

In case of suspension of the right of redemption, payment of a redemption request will be made based on the net asset value next determined after the termination of the suspension.

Supporting documents will be required from executors, administrators, trustees, or if redemption is requested by someone other than the shareholder of record. Such documents include, but are not restricted to, stock powers, trust instruments, certificates of death, appointments as executor, certificates of corporate authority and waiver of tax required in some states when settling estates.

The Trust has filed an election pursuant to Rule 18f-1 under the 1940 Act that provides that each series of the Trust is obligated to redeem shares solely in cash up to $250,000 or 1% of such portfolio’s net asset value, whichever is less, for any one shareholder within a 90-day period. Any redemption beyond this amount may be made in proceeds other than cash. The Portfolio may make payment for redemption in securities or other property if it appears appropriate to do so in light of the Portfolio’s responsibilities under the 1940 Act. Shareholders who receive redemption in kind may incur additional costs when they convert the securities or property received to cash and may receive less than the redemption value of their shares, particularly where the securities are sold prior to maturity.

DISTRIBUTIONS AND TAXES

DISTRIBUTIONS. All dividends and capital gains distributions paid by the Portfolio will be automatically reinvested, at net asset value, in additional shares of the Portfolio unless otherwise indicated. The Portfolio pays capital gains and income dividends annually. There is no fixed dividend rate and there can be no assurance that the Portfolio will pay any dividends or realize any capital gains.

If the net asset value of shares is reduced below a shareholder’s cost as a result of a distribution by the Portfolio, such distribution generally will be taxable even though it represents a return of invested capital. Investors should be careful to consider the tax implications of buying shares of the Portfolio just prior to a distribution. The price of shares purchased at this time will include the amount of the forthcoming distribution, but the distribution will generally be taxable to the shareholder.

TAXES. The Portfolio is treated as a separate entity for U.S. federal income tax purposes and the Portfolio intends to qualify as a “regulated investment company” under the provisions of Subchapter M of the Code. As a result, the Portfolio will not be subject to U.S. Federal income tax on any net income or capital gains that it distributes to its shareholders, that is, the insurance companies’ separate accounts and qualified pension and retirement plans. Generally, a regulated investment company must distribute substantially all of its ordinary income and capital gains in accordance with a calendar year distribution requirement to avoid a nondeductible 4% excise tax imposed by Section 4982 of the Code. However, the excise tax does not apply to the Portfolio whose only shareholders are certain tax-exempt trusts or segregated asset accounts of life insurance companies (or their affiliates) held in connection with variable contracts. The Portfolio intends to qualify for this exemption and to make distributions in accordance with the calendar year distribution requirements, and therefore the Portfolio does not expect to be subject to this excise tax.

If the Portfolio fails to qualify as a regulated investment company, the Portfolio will be treated as a C corporation for U.S. federal income tax purposes, and be subject to federal, and potentially state, corporate income taxes on its taxable income and gains. Furthermore, distributions to the Portfolio’s shareholders will constitute ordinary dividend income to the extent of the Portfolio’s earnings and profits, and insurance policy and product holders could be subject to tax on distributions received with respect to Portfolio shares. In addition, as discussed below, the failure of the Portfolio to qualify as a regulated investment company would cause the Portfolio to fail to satisfy the diversification requirements applicable to variable annuity and variable life insurance contracts, which would result in taxation of the applicable insurance company’s separate accounts that own interests in the Portfolio, the insurance companies’ variable life policies and variable annuity contracts, and tax consequences to the holders thereof.

Section 817(h) of the Code and the Treasury Regulations promulgated thereunder impose certain diversification requirements for variable annuity and variable life insurance contracts. The Portfolio intends to comply with such diversification requirements. These requirements are in addition to the diversification requirement imposed on the Portfolio by Subchapter M and the 1940 Act. The diversification requirements imposed by Section 817(h) of the Code and the Treasury Regulations promulgated thereunder place certain limitations on the proportion of the Portfolio’s assets that may be represented by a single investment or by securities issued by a single issuer. A contract based upon a separate account will not receive favorable tax treatment as an annuity or life insurance contract unless the separate account and underlying regulated investment company investments satisfy the diversification requirements of Section 817(h) of the Code and the Treasury Regulations promulgated thereunder.

In determining whether a separate account is adequately diversified, the separate account can look through to the assets of the regulated investment company in which it has invested, provided that whose beneficial interests are held wholly by the separate accounts of insurance companies or qualified pension or retirement plans, and that is accessible to the public solely through the purchase of variable contracts. The Trust intends for the Portfolio to qualify for the foregoing look-through rule.

The Treasury Regulations promulgated under Section 817(h) of the Code require the Portfolio’s assets to be diversified so that no single investment (which includes all securities of the issuer) represents, as of the end of each calendar quarter or within 30 days thereafter, more than 55% of the value of the Portfolio’s total assets, no two investments represent more than 70% of the Portfolio’s total assets, no three investments represent more than 80% of the Portfolio’s total assets and no four investments represent more than 90% of the Portfolio’s total assets. A “safe harbor” is available to a separate account if it meets the diversification tests applicable to registered investment companies and not more than 55% of its assets constitute cash, cash items, government securities and securities of other registered investment companies.

The applicable Regulations treat all securities of the same issuer as a single investment. In the case of “government securities,” each government agency or instrumentality shall be treated as a separate issuer for the purpose of the diversification test (although not for the purpose of the “safe harbor” test described above). All securities of the same issuer, all interests in the same real property project, and all interests in the same commodity are treated as a single investment.

The Trust and the Portfolio intend to qualify as a regulated investment company under the provisions of Subchapter M of the Code and to comply with the diversification requirements imposed by Section 817(h) of the Code and the Treasury Regulations promulgated thereunder. The failure of the Portfolio to qualify as a regulated investment company or to satisfy the diversification requirements under Section 817(h) of the Code would result in taxation of the applicable insurance companies’ separate accounts that own interests in the Portfolio, the insurance companies’ variable life policies and variable annuity contracts, and tax consequences to the holders thereof.

The Portfolio is required to furnish to certain shareholders cost basis information indicating the holding period of those Shares purchased on or after January 1, 2012, and sold on and after that date. Unless a shareholder that is subject to the reporting requirement chooses an acceptable alternative cost basis method, the Portfolio will report cost basis information using a default cost basis method. The Portfolio is not required to furnish such information to shareholders defined as “exempt recipients” under Treasury Regulation Section 1.6045-1(c)(3) of the Internal Revenue Code. Such exempt interest shareholders generally include insurance companies and individual retirement plans. Shareholders should consult with their tax advisers to obtain more information about how the new cost basis reporting law may apply to them.

The foregoing is only a brief summary of important tax considerations that generally affect the Portfolio. Prospective investors should consult their own tax advisers with regard to the Federal tax consequences of the purchase, ownership, or disposition of Portfolio shares, as well as the tax consequences arising under the laws of any state, foreign country, or other taxing jurisdiction.

For a discussion of the impact on Contract owners of income taxes an issuer may owe as a result of (i) its ownership of shares of the Portfolio, (ii) its receipt of dividends and distributions thereon, and (iii) its gains from the purchase and sale thereof, reference should be made to the Prospectus for the Contract accompanying the Contract or qualified plan disclosure accompanying the Prospectus.

PROXY VOTING POLICIES AND PROCEDURES

The Trust has delegated the responsibility for voting proxies to the Sub-Adviser as part of the Sub-Adviser’s management of the Portfolio, subject to continuing oversight by the Adviser and the Board. A copy of the Sub-Adviser’s Proxy Voting Policy, Procedures, and Guidelines can be found in Appendix A of this SAI. A summary of proxies voted by the Portfolio for the most recent 12 month period ending June 30 is available without a charge, upon request, by contacting your insurance company or plan sponsor, on the Trust’s website at www.alpsfunds.com, and filed on Form N-PX on the SEC’s website at www.sec.gov.

PERFORMANCE INFORMATION

Total Return

Average annual total return quotations that may be used in the Portfolio’s advertising and promotional materials are calculated according to the following formulas:

P* (1+T)ˆn = ERV

Where:	P = a hypothetical initial payment of $1,000
T = average annual total return
n = number of years
ERV= ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period

Under the foregoing formula, the time periods used in any advertising will be based on rolling calendar quarters, updated to the last day of the most recent quarter prior to submission of the advertising for publication. Average annual total return, or “T” in the above formula, is computed by finding the average annual compounded rates of return over the period that would equate the initial amount invested to the ending redeemable value. Average annual total return assumes the reinvestment of all dividends and distributions. The calculation assumes an initial $1,000 payment and assumes all dividends and distributions by the Portfolio are reinvested at the price stated in the Prospectus on the reinvestment dates during the period, and includes all recurring fees that are charged to all shareholder accounts.

The following formula is used to calculate average annual returns after taxes before liquidations:

P* (1+T)ˆn = ATVD

Where:	P = a hypothetical initial payment of $1,000
T = average annual total return
n = number of years in the base period
ATVD = ending value of a hypothetical $1,000 payment made at the beginning of the base period, at the end of the base period, after taxes on Portfolio distributions but not after taxes on redemption

The following formula is used to calculate average annual returns after taxes after liquidations:

P* (1+T)ˆn = ATVDR

Where:	P = a hypothetical initial payment of $1,000.
T = average annual total return
n = number of years in the base period
ATVDR = ending value of a hypothetical $1,000 payment made at the beginning of the base period at the end of the base period, after taxes on Portfolio distributions and redemption

The Portfolio may also calculate total return on a cumulative basis to reflect the cumulative percentage change in value over the measuring period. The formula for calculating cumulative total return can be expressed as follows:

Cumulative Total Return = [ (ERV) - 1 ]

Other Information

The Portfolio’s performance data quoted in any advertising and other promotional materials represents past performance and is not intended to predict or indicate future results. The return and principal value of an investment in the Portfolio will fluctuate, and an investor’s redemption proceeds may be more or less than the original investment amount.

Comparison of Portfolio Performance

The performance of the Portfolio may be compared to data prepared by Lipper Analytical Services, Inc., Morningstar, Inc. or other independent services which monitor the performance of investment companies, and may be quoted in advertising in terms of its ranking in each applicable universe. In addition, the Portfolio may use performance data reported in financial and industry publications, including Barron’s, Business Week, Forbes, Fortune, Investor’s Daily, IBC/Donoghue’s Money Portfolio Report, Money Magazine, The Wall Street Journal and USA Today.

CODE OF ETHICS

The Trust, Adviser, Sub-Adviser, and the Distributor have each adopted a Code of Ethics. These policies permit personnel of such entities to purchase and sell securities held by the Portfolio, subject to certain policies that govern personal investing. These Codes of Ethics have been filed with the SEC as exhibits to the Trust’s registration statement.

CUSTODIAN

State Street Bank and Trust Company, located at 225 Franklin Street, Boston, MA, 02171 (the “Custodian”), serves as the custodian for the Portfolio. As such, the Custodian holds in safekeeping certificated securities and cash belonging to the Portfolio and, in such capacity, is the registered owner of securities in book-entry form belonging to the Portfolio. Upon instruction, the Custodian receives and delivers cash and securities of the Portfolio in connection with Portfolio transactions and collects all dividends and other distributions made with respect to portfolio securities. The Custodian also maintains certain accounts and records of the Portfolio.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Deloitte & Touch LLP, 555 17th Street, Suite 3600, Denver, Colorado 80202, serves as the Trust’s independent registered public accounting firm. The independent registered public accounting firm audits the annual financial statements for the Trust and provides other audit, tax, and related services.

LEGAL COUNSEL

Davis Graham & Stubbs LLP, 1550 17th Street, Suite 500, Denver, Colorado 80202 serves as the Trust’s legal counsel.

FINANCIAL STATEMENTS

As of the date of this SAI, the Portfolio has not commenced operations. When available, you can obtain copies of the Portfolio’s Annual Report and Semi-Annual Report at no charge by writing or telephoning the Trust at the address or number on the front page of this SAI.

APPENDIX A

STADION MONEY MANAGEMENT, LLC

PROXY VOTING AND DISCLOSURE POLICY

I.	Introduction

Effective March 10, 2003, the U.S. Securities and Exchange Commission (the “SEC”) adopted rule and form amendments under the Investment Advisers Act of 1940 (the “Advisers Act”) that address an investment adviser’s fiduciary obligation to its clients when the Adviser has the authority to vote their proxies (collectively, the rule and form amendments are referred to herein as the “Advisers Act Amendments”).

The Advisers Act Amendments require that Stadion Money Management, LLC (“Stadion”) adopt and implement policies and procedures for voting proxies in the best interest of clients, to describe the procedures to clients, and to tell clients how they may obtain information about how Stadion has actually voted their proxies.

This Proxy Voting and Disclosure Policy (the “Policy”) is designed to ensure that Stadion complies with the requirements of the Advisers Act Amendments, and otherwise fulfills its obligations with respect to proxy voting, disclosure, and recordkeeping. The overall goal is to ensure that proxy voting is managed in an effort to act in the best interests of clients or, with respect to the Fund, its shareholders. While decisions about how to vote must be determined on a case-by-case basis, proxy voting decisions will be made considering these guidelines and following the procedures recited herein.

II.	Specific Proxy Voting Policies and Procedures

In general, Stadion will vote proxies for clients for positions recommend by Stadion. In addition, Stadion has one client, the Stadion Investment Trust (the “Fund”) for which Stadion will vote proxies. In voting proxies for the Fund (or any other client for whom Stadion determines to vote proxies in the future), Stadion is committed to voting proxies in the manner that serves the best interests of the client (e.g., the Fund and its shareholders).

The following details Stadion’s philosophy and practice regarding the voting of proxies.

A.	General

Stadion believes that each proxy proposal should be individually reviewed to determine whether the proposal is in the best interests of its clients. As a result, similar proposals for different companies may receive different votes because of different corporate circumstances.

B.	Procedures

To implement Stadion’s proxy voting policies, Stadion has developed the following procedures for voting proxies.

1.	Upon receipt of a corporate proxy by Stadion, the special or annual report and the proxy are submitted to Stadion’s proxy voting manager (the “Proxy Manager”), currently Brad Thompson.

2.

The Proxy Manager shall be responsible for reviewing the special or annual report, proxy proposals, and proxy proposal summaries. The reviewer shall take into consideration what vote is in the best interests of clients and the provisions of Stadion’s Voting Guidelines in Section C below. The Proxy Manager will then vote the proxies.

3.

The Proxy Manager shall be responsible for maintaining copies of each annual report, proposal, proposal summary, actual vote, and any other information required to be maintained for a proxy vote under Rule 204-2 of the Advisers Act (see discussion in Section V below) or (for the Fund) under

Rule 30b1-4 of the Investment Company Act. With respect to proxy votes on topics deemed, in the opinion of the Proxy Manager, to be controversial or particularly sensitive, the Proxy Manager will provide a written explanation for the proxy vote which will be maintained with the record of the actual vote in Stadion’s files.

C.	Absence of Proxy Manager

In the event that the Proxy Manager is unavailable to vote a proxy, then the President shall perform the Proxy Manager’s duties with respect to such proxy in accordance with the policies and procedures detailed above.

III.	Voting Guidelines

While Stadion’s policy is to review each proxy proposal on its individual merits, Stadion has adopted guidelines for certain types of matters to assist the Proxy Manager in the review and voting of proxies. These guidelines are set forth below:

A.

Investment Company Matters. In general, Stadion invests the accounts of the Fund and other clients in exchange-traded funds, mutual funds, or other investment companies (collectively, “investment companies”). When called upon to vote investment company proxies, Stadion will follow the following guidelines:

1.	Election of Directors and Similar Matters

In an uncontested election, Stadion will generally vote in favor of management’s proposed directors/trustees. In a contested election, Stadion will evaluate proposed directors/trustees on a case-by-case basis. With respect to proposals regarding the structure of a company’s Board of Directors or Trustees, Stadion will review any contested proposal on its merits, but expects to generally support proposals recommended and approved by the investment company’s independent directors or trustees.

2.	Audit Committee Approvals

Stadion generally supports proposals that help ensure that a company’s auditors are independent and capable of delivering a fair and accurate opinion of a company’s finances.

Notwithstanding the foregoing, Stadion expects to generally support the ratification of the selection of auditors recommended and approved by the investment company’s independent directors or trustees.

3.	Approval of Advisory Contracts

Stadion will seek to evaluate advisory contracts on their own merits on a case-by-case basis by reviewing, among other things, the fairness of the agreement in light of the services to be provided, the financial terms, the historical performance of the investment adviser and management’s discussion of the terms of the contract.

Notwithstanding the foregoing, Stadion expects to generally support advisory contracts recommended and approved by an investment company’s independent directors or trustees.

4.	Rule 12b-1 Plans

Stadion will seek to evaluate proposed 12b-1 Plans on their own merits on a case-by-case basis by reviewing, among other things, the fairness of the plan in light of management’s proposal, Stadion’s evaluation of the financial and other terms of the proposal and the potential benefits of the plan to the investment company.

Notwithstanding the foregoing, Stadion expects to generally support 12b-1 Plans recommended and approved by an investment company’s independent directors or trustees.

5.	Mergers

Stadion will seek to evaluate proposed mergers of investment companies on their own merits by evaluating, among other things, the financial terms and short- and long-term economic effects of the proposed merger and its impact on shareholders and management’s discussion, and Stadion’s review, of the reasons for the merger.

Notwithstanding the foregoing, Stadion expects to generally support mergers recommended and approved by an investment company’s independent directors or trustees.

6.	Voting Shares Owned by the Fund

Notwithstanding any of the foregoing guidelines in Sections 1-5 above, the Fund is required by Section 12(d)(1)(F) of the Investment Company Act of 1940 to vote proxies with respect to any investment companies securities (i.e. exchange traded funds, mutual funds, or other investment companies) held by it “in the same proportion as the vote of all other holders of such securities.” Accordingly, Stadion will vote such proxies on behalf of the Fund in accordance with the requirements of Section 12(d)(1)(F).

B.	Operating Company Matters

Because of the investment strategy Stadion uses for its clients, including the Fund, it is unlikely that such clients will frequently hold operating company stocks. However, if Stadion is called upon to vote operating company proxies for clients, Stadion will follow the following guidelines:

1.	Corporate Governance

Stadion will consider proposals involving corporate governance on a case-by-case basis, considering whether proposals tend to strengthen the independence of directors, the independence of auditors or the rights of shareholders.

Notwithstanding the foregoing, Stadion expects to generally support proposals to:

☐	In uncontested directors’ elections, approve management’s proposed directors; and
☐	Ratify management’s recommendation and selection of auditors.

2.	Shareholder Rights

Stadion may consider all proposals that will have a material effect on shareholder rights on a case-by-case basis, seeking to support proposals to maintain or increase shareholder rights.

Notwithstanding the foregoing, Stadion expects to generally support proposals to:

☐	Adopt confidential voting and independent tabulation of voting results; and
☐	Require shareholder approval of poison pills;

And expects to generally vote against proposals to:

☐	Adopt super-majority voting requirements; and
☐	Restrict the rights of shareholders to call special meetings, amend the bylaws or act by written consent.

3.	Anti-Takeover Measures, Corporate Restructurings and Similar Matters

Stadion will review proposals to adopt an anti-takeover measure, to undergo a corporate restructuring (e.g., change of entity form or state of incorporation, mergers or acquisitions) or to take similar action by reviewing the potential short and long-term economic and financial effects of the proposal on the company.

Notwithstanding the foregoing, Stadion expects to generally support proposals to:

☐

Adopt fair price requirements (i.e., requirements that all shareholders be paid the same price in a tender offer or takeover context), unless the Proxy Manager deems them sufficiently limited in scope; and

☐	Require shareholder approval of “poison pills.”

And expects to generally vote against proposals to:

☐	Adopt classified boards of directors;
☐	Reincorporate a company where the primary purpose appears to the Proxy Manager to be the creation of takeover defenses; and

☐	Require a company to consider the non-financial effects of mergers or acquisitions.

4.	Compensation

In voting on proposals with respect to compensation, Stadion will generally support proposals it believes will fairly compensate executives. Stadion will evaluate proposed stock option plans and issuances on a case-by-case basis, considering the potential dilutive effect on shareholders’ shares, the potential short and long-term economic effects on the company and shareholders and the terms of the proposed options.

Notwithstanding the foregoing, Stadion expects to generally support proposals to:

☐	Disclose compensation policies;
☐	Adopt compensation packages or policies that generally link executive compensation to performance;

☐	Require shareholders approval of golden parachutes;
☐	Adopt golden parachutes that do not exceed [3] times the base compensation of the applicable executives;

☐	Adopt executive stock option plans and stock option plans for outside directors, provided that total potential dilution (including all equity based plans) is less than 10% of shares outstanding; and
☐	Adopt employee stock purchase plans, provided that shares purchased under the plan are acquired for no less than 85% of their market value.

And expects to generally vote against proposals to:

☐	Adopt stock option plans with any of the following structural features:
o	Ability to issue options with an exercise price below the stock’s current market price;

o	Ability to issue reload options; or
o	Automatic share replenishment (“evergreen”) feature.

5.	Corporate Responsibility and Social Issues

Stadion generally believes that ordinary business matters (including, without limitation, positions on corporate responsibility and social issues) are primarily the responsibility of a company’s management that should be addressed solely by the company’s management. Accordingly, Stadion will generally abstain from voting on proposals involving corporate responsibility and social issues. Notwithstanding the foregoing, Stadion may vote against corporate responsibility and social issue proposals that Stadion believes will have substantial adverse economic or other effects on a company, and Stadion may vote for corporate responsibility and social issue proposals that Stadion believes will have substantial positive economic or other effects on a company.

IV.	Conflicts

In cases where Stadion is aware of a conflict between the interests of a client and the interests of Stadion or an affiliated person of Stadion (e.g., a portfolio company is a client or an affiliate of a client of Stadion), Stadion will notify the client of such conflict and will vote the client’s shares in accordance with the client’s instructions. In the event that Stadion does not receive instructions from the client within three business days of the notice, Stadion may abstain from voting or vote the proxy in what it believes (in its sole discretion) is the client’s best interests.

V.	Stadion Disclosure of How to Obtain Voting Information

On or before August 6, 2003, Rule 206(4)-6 requires Stadion to disclose in response to any client request how the client can obtain information from Stadion on how its securities were voted. Stadion will disclose in Part II of its Form ADV that clients can obtain information on how their proxies were voted by making a written request to Stadion. Upon receiving a written request from a client, Stadion will provide the information requested by the client within a reasonable amount of time.

Rule 206(4)-6 also requires Stadion to describe its proxy voting policies and procedures to clients, and upon request, to provide clients with a copy of those policies and procedures. Stadion will provide such a description in Part II of its Form ADV. Upon receiving a written request from a client, Stadion will provide a copy of this policy within a reasonable amount of time.

If approved by the client, this policy and any requested records may be provided electronically.

VI.	Record-keeping

Stadion shall keep the following records for a period of at least five years, the first two in an easily accessible place:

(i)	A copy of this Policy;

(ii)	Proxy Statements received regarding client securities;

(iii)	Records of votes cast on behalf of clients;

(iv)	Any documents prepared by Stadion that were material to making a decision how to vote, or that memorialized the basis for the decision;

(v)	Records of client requests for proxy voting information, and

(vi)

With respect to the Fund, a record of each shareholder request for proxy voting information and the Fund’s response, including the date of the request, the name of the shareholder, and the date of the response.

Stadion shall maintain a copy of each of the foregoing records that is related to proxy votes on behalf of the Fund by Stadion as part of its records and, upon reasonable written notice, shall deliver such records to the Fund.

Stadion may rely on proxy statements filed on the SEC EDGAR system instead of keeping its own copies, and may rely on proxy statements and records of proxy votes cast by Stadion that are maintained with a third party such as a proxy voting service, provided that Stadion has obtained an undertaking from the third party to provide a copy of the documents promptly upon request.

VII.	Amendments

This policy may be amended at any time by the Stadion, provided that material changes to this policy that affect proxy voting for the Fund shall be ratified by the Fund within four (4) months of adoption by Stadion.

Adopted as of this 1st day of July, 2003; last amended as of the 30th day of June, 2011.

PART C

OTHER INFORMATION

ITEM 28. EXHIBITS

EXHIBIT NUMBER		DESCRIPTION

(a)	(i)	Declaration of Trust dated July 26, 2000 is incorporated by reference to Exhibit (a)(i) to Post-Effective Amendment No. 1 as filed with the Commission on April 2, 2008.

	(ii)	Amendment to Declaration of Trust, dated April 30, 2013 is incorporated by reference to Exhibit (a)(ii) to Post-Effective Amendment No. 10 as filed with the Commission on April 5, 2013.

	(iii)	Certificate of Trust dated July 26, 2000 is incorporated by reference to Exhibit (a)(ii) to Post-Effective Amendment No. 1 as filed with the Commission on April 2, 2008.

	(iv)	Certificate of Amendment to Certificate of Trust, dated April 30, 2013 is incorporated by reference to Exhibit (a)(iv) to Post-Effective Amendment No. 10 as filed with the Commission on April 5, 2013.

(b)	(i)	Bylaws of the Trust dated July 26, 2000 are incorporated by reference to Exhibit (b) to Post-Effective Amendment No. 1 as filed with the Commission on April 2, 2008.

	(ii)	Amendment to Bylaws of the Trust, dated April 30, 2013 is incorporated by reference to Exhibit (b)(ii) to Post-Effective Amendment No. 10 as filed with the Commission on April 5, 2013.

(c)		Provisions of instruments defining rights of security holders are contained in Articles 4 and 7 of the Declaration of Trust dated July 26, 2000, as amended (incorporated herein by reference to Exhibit (a) hereto) and Article 2 of the Bylaws, as amended (incorporated herein by reference to Exhibit (b) hereto).

(d)	(i)	Investment Advisory Agreement between the Trust and ALPS Advisors, Inc., dated November 1, 2011, is incorporated by reference to Exhibit (d)(i) to Post-Effective Amendment No.7 as filed with the Commission on April 2, 2012.

	(ii)	Amendment to Investment Advisory Agreement between the Trust and ALPS Advisors, Inc. dated April 30, 2013 is incorporated by reference to Exhibit (d)(iii) to Post-Effective Amendment No. 10 as filed with the Commission on April 5, 2013.

	(iii)	Investment Advisory Agreement between the Trust and ALPS Advisors, Inc., dated April 30, 2014, with respect to the ALPS/Stadion Tactical Defensive Portfolio, is incorporated by reference to Exhibit (d)(ii) to Post-Effective Amendment No. 14 as filed with the Commission on April 7, 2014.

	(iv)	Investment Advisory Agreement between the Trust and ALPS Advisors, Inc., dated September 30, 2014, with respect to the ALPS/Red Rocks Listed Private Equity Portfolio, is incorporated by reference to Exhibit (d)(iv) to Post-Effective Amendment No. 24 as filed with the Commission on September 30, 2014.

	(v)	Amendment to Investment Advisory Agreement between the Trust and ALPS Advisors, Inc., with respect to the ALPS/Stadion Tactical Growth Portfolio, to be filed by subsequent amendment.

	(vi)	Investment Subadvisory Agreement among the Trust, ALPS Advisors, Inc., and Ibbotson Associates, Inc., dated November 1, 2011, is incorporated by reference to Exhibit (d)(i) to Post-Effective Amendment No.7 as filed with the Commission on April 2, 2012.

	(vii)	Amendment to Investment Subadvisory Agreement among the Trust, ALPS Advisors, Inc., and Ibbotson Associates, Inc. dated April 30, 2013 is incorporated by reference to Exhibit (d)(iv) to Post-Effective Amendment No. 10 as filed with the Commission on April 5, 2013.

(viii)

Investment Subadvisory Agreement among the Trust, ALPS Advisors, Inc., and Stadion Money Management, LLC, with respect to the ALPS/Stadion Tactical Defensive Portfolio, is incorporated by reference to

Exhibit (d)(vi) to Post-Effective Amendment No. 14 as filed with the Commission on April 7, 2014.

(ix)

Investment Sub-Advisory Agreement among the Trust, ALPS Advisors, Inc., and Red Rocks Capital LLC, with respect to the ALPS/Red Rocks Listed Private Equity Portfolio, is incorporated by reference to

Exhibit (d)(ix) to Post-Effective Amendment No. 24 as filed with the Commission on September 30, 2014.

	(x)	Investment Subadvisory Agreement among the Trust, ALPS Advisors, Inc., and Stadion Money Management, LLC, with respect to the ALPS/Stadion Tactical Growth Portfolio, to be filed by subsequent amendment.

(e)	(i)	Distribution Agreement between the Trust and ALPS Portfolio Solutions Distributor, Inc., dated April 30, 2013 is incorporated by reference to Exhibit (e)(i) to Post-Effective Amendment No. 10 as filed with the Commission on April 5, 2013.

	(ii)	Amendment to Distribution Agreement between the Trust and ALPS Portfolio Solutions Distributor, Inc., with respect to the ALPS/Stadion Tactical Defensive Portfolio, is incorporated by reference to Exhibit (e)(ii) to Post-Effective Amendment No. 14 as filed with the Commission on April 7, 2014.

	(iii)	Amendment to Distribution Agreement between the Trust and ALPS Portfolio Solutions Distributor, Inc., with respect to the ALPS/Red Rocks Listed Private Equity Portfolio, is incorporated by reference to Exhibit (e)(iii) to Post-Effective Amendment No. 24 as filed with the Commission on September 30, 2014.

	(iv)	Amendment to Distribution Agreement between the Trust and ALPS Portfolio Solutions Distributor, Inc., with respect to the ALPS/Stadion Tactical Growth Portfolio, to be filed by subsequent amendment.

	(v)	Form of Participation Agreement to be filed by subsequent amendment.

	(vi)	Form of Services Agreement to be filed by subsequent amendment.

(f)		Not Applicable.

(g)	(i)	Custodian Agreement between the Trust and State Street Bank and Trust Company, dated December 9, 2013 is incorporated by reference to Exhibit (g)(i) to Post-Effective Amendment No. 12 as filed with the Commission on January 15, 2014.

	(ii)	Additional Series Letter, dated April 30, 2014, to the Custodian Agreement between the Trust and State Street Bank and Trust Company, dated December 9, 2013, with respect to the ALPS/Stadion Tactical Defensive Portfolio, is incorporated by reference to Exhibit (g)(ii) to Post-Effective Amendment No. 24 as filed with the Commission on September 30, 2014.

	(iii)	Additional Series Letter, dated September 30, 2014, to the Custodian Agreement between the Trust and State Street Bank and Trust Company, dated December 9, 2013, with respect to the ALPS/Red Rocks Listed Private Equity Portfolio, is incorporated by reference to Exhibit (g)(iii) to Post-Effective Amendment No. 24 as filed with the Commission on September 30, 2014.

	(iv)	Additional Series Letter to the Custodian Agreement between the Trust and State Street Bank and Trust Company, with respect to the ALPS/Stadion Tactical Growth Portfolio, to be filed by subsequent amendment.

(h)	(i)	Transfer Agency and Service Agreement between the Trust and ALPS Fund Services, Inc., dated December 7, 2006 is incorporated by reference to Exhibit (h)(i) to Post-Effective Amendment No. 1 as filed with the Commission on April 2, 2008.

	(ii)	Amendment to Transfer Agency and Service Agreement between the Trust and ALPS Fund Services, Inc., with respect to the ALPS/Stadion Tactical Defensive Portfolio, incorporated by reference to Exhibit (h)(ii) to Post-Effective Amendment No. 14 as filed with the Commission on April 7, 2014.

	(iii)	Amendment to Transfer Agency and Service Agreement between the Trust and ALPS Fund Services, Inc., with respect to the ALPS/Red Rocks Listed Private Equity Portfolio, is incorporated by reference to Exhibit (h)(ii) to Post-Effective Amendment No. 24 as filed with the Commission on September 30, 2014.

	(iv)	Amendment to Transfer Agency and Service Agreement between the Trust and ALPS Fund Services, Inc., with respect to the ALPS/Stadion Tactical Growth Portfolio, to be filed by subsequent amendment.

	(v)	Fund Accounting and Administration Agreement between the Trust and ALPS Fund Services, Inc., dated December 7, 2006 is incorporated by reference to Exhibit (h)(ii) to Post-Effective Amendment No. 1 as filed with the Commission on April 2, 2008.

(vi)

Amendment to Fund Accounting and Administration Agreement between the Trust and ALPS Fund Services, Inc., with respect to the ALPS/Stadion Tactical Defensive Portfolio, is incorporated by reference to

Exhibit (h)(v) to Post-Effective Amendment No. 14 as filed with the Commission on April 7, 2014.

	(vii)	Amendment to Fund Accounting and Administration Agreement between the Trust and ALPS Fund Services, Inc., with respect to the ALPS/Red Rocks Listed Private Equity Portfolio, is incorporated by reference to Exhibit (h)(v) to Post-Effective Amendment No. 24 as filed with the Commission on September 30, 2014.

	(viii)	Amendment to Fund Accounting and Administration Agreement between the Trust and ALPS Fund Services, Inc., with respect to the ALPS/Stadion Tactical Growth Portfolio, to be filed by subsequent amendment.

	(ix)	Fee Waiver Letter Agreement among the Trust, ALPS Advisors, Inc. and Ibbotson Associates, Inc. with respect to the Ibbotson Portfolios dated April 30, 2014 is incorporated by reference to Exhibit (h)(vii) to Post-Effective Amendment No. 14 as filed with the Commission on April 7, 2014.

	(x)	Fee Waiver Letter Agreement between the Trust and ALPS Advisors, Inc. with respect to the ALPS/Alerian Energy Infrastructure Portfolio is incorporated by reference to Exhibit (h)(vi) to Post-Effective Amendment No. 10 as filed with the Commission on April 5, 2013.

	(xi)	Fee Waiver Letter Agreement among the Trust, ALPS Advisors, Inc. and Stadion Money Management, LLC, with respect to the ALPS/Stadion Tactical Defensive Portfolio, is incorporated by reference to Exhibit (h)(ix) to Post-Effective Amendment No. 14 as filed with the Commission on April 7, 2014.

	(xii)	Fee Waiver Letter Agreement between the Trust and ALPS Advisors, Inc., with respect to the ALPS/Red Rocks Listed Private Equity Portfolio, is incorporated by reference to Exhibit (h)(xi) to Post-Effective Amendment No. 24 as filed with the Commission on September 30, 2014.

	(xiii)	Fee Waiver Letter Agreement between the Trust and ALPS Advisors, Inc., with respect to the ALPS/Stadion Tactical Growth Portfolio, to be filed by subsequent amendment.

(i)		Opinion and Consent of Davis Graham & Stubbs LLP, to be filed by subsequent amendment.

(j)		Consent of Independent Registered Public Accounting Firm, Deloitte & Touche LLP, to be filed by subsequent amendment.

(k)	None.

(l)	(i)	Share Purchase Agreement between the Trust and ALPS Fund Services, Inc. dated February 23, 2007 is incorporated by reference to Exhibit (l) to Pre-Effective Amendment No. 1 as filed with the Commission on March 14, 2007.

	(ii)	Share Purchase Agreement between the Trust and ALPS Fund Services, Inc. dated April 30, 2013 is incorporated by reference to Exhibit (l)(ii) to Post-Effective Amendment No. 10 as filed with the Commission on April 5, 2013.

	(iii)	Share Purchase Agreement between the Trust and ALPS Fund Services, Inc., with respect to the ALPS/Stadion Tactical Defensive Portfolio, is incorporated by reference to Exhibit (l)(iv) to Post-Effective Amendment No. 14 as filed with the Commission on April 7, 2014.

	(iv)	Share Purchase Agreement between the Trust and ALPS Fund Services, Inc., with respect to the ALPS/Red Rocks Listed Private Equity Portfolio, is incorporated by reference to Exhibit (l)(v) to Post-Effective Amendment No. 24 as filed with the Commission on September 30, 2014.

	(v)	Share Purchase Agreement between the Trust and ALPS Fund Services, Inc., with respect to the ALPS/Stadion Tactical Growth Portfolio, to be filed by subsequent amendment.

(m)	(i)	Class I Distribution Plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended September 30, 2014, is incorporated by reference to Exhibit (m)(i) to Post-Effective Amendment No. 24 as filed with the Commission on September 30, 2014.

	(ii)	Class I Distribution Plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended with respect to the ALPS/Stadion Tactical Growth Portfolio, to be filed by subsequent amendment.

	(iii)	Class I Shareholder Servicing Plan, as amended with respect to the ALPS/Stadion Tactical Growth Portfolio, to be filed by subsequent amendment.

	(iv)	Class II Distribution Plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended April 30, 2014, is incorporated by reference to Exhibit (m)(iii) to Post-Effective Amendment No. 14 as filed with the Commission on April 7, 2014.

	(v)	Class III Distribution Plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended September 30, 2014, is incorporated by reference to Exhibit (m)(v) to Post-Effective Amendment No. 24 as filed with the Commission on September 30, 2014.

	(vi)	Class III Distribution Plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended with respect to ALPS/Stadion Tactical Growth Portfolio, to be filed by subsequent amendment.

	(vii)	Class III Shareholder Servicing Plan, as amended April 30, 2014, is incorporated by reference to Exhibit (m)(vii) to Post-Effective Amendment No. 14 as filed with the Commission on April 7, 2014.

	(viii)	Class III Shareholder Servicing Plan, as amended with respect to the ALPS/Stadion Tactical Growth Portfolio, to be filed by subsequent amendment.

(n)	(i)	Form of Rule 18f-3 Plan, dated September 30, 2014, is incorporated by reference to Exhibit (n)(i) to Post-Effective Amendment No. 24 as filed with the Commission on September 30, 2014.

	(ii)	Form of Rule 18f-3 Plan, as amended with respect to the ALPS/Stadion Tactical Growth Portfolio, to be filed by subsequent amendment.

(o)	Reserved.

(p)	(i)	Trust Code of Ethics, dated December 7, 2006 is incorporated by reference to Exhibit (p)(i) to Form N-1A Registration Statement as filed with the Commission on December 8, 2006.

	(ii)	ALPS Holdings, Inc. Code of Ethics, applicable to ALPS Advisors, Inc. and ALPS Portfolio Solutions Distributor, Inc., dated May 1, 2010, as amended, is incorporated by reference to Exhibit (p)(ii) to Post-Effective Amendment No. 12 as filed with the Commission on January 15, 2014.

(iii)

Ibbotson Associates, Inc. Code of Ethics, dated February 1, 2005, as amended, is incorporated by reference to

Exhibit (p)(iii) to Post-Effective Amendment No. 7 as filed with the Commission on April 2, 2012.

	(iv)	Stadion Money Management, LLC Code of Ethics, is incorporated by reference to Exhibit (d)(ii) to Post-Effective Amendment No. 14 as filed with the Commission on April 7, 2014.

(q)		Powers of Attorney for Mary K. Anstine, David M. Swanson, Scott Wentsel and Jeremy Deems are incorporated by reference to Exhibit (q) to Post-Effective Amendment No. 5 as filed with the Commission on April 4, 2011.

ITEM 29. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.

Registrant is controlled by its Board of Trustees. (See “Management of the Trust” in Part B hereof.)

ITEM 30. INDEMNIFICATION.

Article 8, Section 8.1 of the Declaration of Trust sets forth the reasonable and fair means for determining whether indemnification shall be provided to any Trustee or officer. It states, in part, that no personal liability for any debt or obligation of the Trust shall attach to any Trustee of the Trust. Section 8.5 states that the Registrant shall indemnify any present or past Trustee, officer, employee, or agent of the Trust to the fullest extent permitted by law against liability and all expenses reasonably incurred by him in connection with any claim, action suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been such trustee, director, officer, employee, or agent. Additionally, amounts paid or incurred in settlement of such matters are covered by this indemnification. Indemnification, however, will not be provided in certain circumstances. These include, among others, instances of willful misfeasance, bad faith, gross negligence, and reckless disregard of the duties involved in the conduct of the particular person involved.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

The Registrant has purchased an insurance policy insuring its officers and trustees against liabilities, and certain costs of defending claims against such officers and trustees, to the extent such officers and trustees are not found to have committed conduct constituting willful misfeasance, bad faith, gross negligence or reckless disregard in the performance of their duties. The insurance policy also insures the Registrant against the cost of indemnification payments to officers under certain circumstances.

ITEM 31. BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISER

The business and other connections of the Adviser and its directors and officers are disclosed in the prospectus and statement of additional information.

ALPS Advisors, Inc.

Name*	Position with ALPS Advisors, Inc.	Other Business Connections	Type of Business
Edmund J. Burke	Director	Chief Executive Officer and a Director of ALPS Holdings, Inc. and Director of ALPS Distributors, Inc., ALPS Fund Services, Inc. and ALPS Portfolio Solutions Distributor, Inc.	Fund Servicing
Thomas A. Carter	President, Director	See Trustee and Officer Table in SAI	Fund Servicing
Jeremy O. May	Executive Vice President, Director	President and Director of ALPS Fund Services, Inc. and Executive Vice President and Director of ALPS Holdings, Inc., ALPS Advisors, Inc., ALPS Distributors, Inc. and ALPS Portfolio Solutions Distributor, Inc.	Fund Servicing
Bradley J. Swenson	Senior Vice President, Chief Compliance Officer	CCO, ALPS Holdings, Inc., ALPS Distributors, Inc., ALPS Portfolio Solutions Distributor,	Fund Servicing

Inc. and ALPS Fund Services, Inc.
Jeremy Held	Senior Vice President, Director of Research	Not Applicable	Not Applicable
Robert J. Szydlowski	Senior Vice President, Chief Technology Officer	Not Applicable	Not Applicable
William R. Parmentier, Jr.	Senior Vice President, Chief Investment Officer	Not Applicable	Not Applicable
Michael Akins	Senior Vice President, Index Management	Not Applicable	Not Applicable
Mark T. Haley	Vice President	Not Applicable	Not Applicable
Eric Parsons	Vice President, Controller and Assistant Treasurer	Vice President, Controller and Assistant Treasurer, ALPS Distributors, Inc., ALPS Fund Services, Inc., ALPS Holdings, Inc. and ALPS Portfolio Solutions Distributor, Inc.	Fund Servicing
Patrick Buchanan	Vice President, Advisory Operations	See Trustee and Officer Table in SAI	Fund Servicing
Erin E. Nelson	Vice President, Attorney	Vice President, Senior Counsel, ALPS Distributors, Inc. ALPS Fund Services, Inc. and ALPS Portfolio Solutions Distributor, Inc.	Fund Servicing
Margo Rocklin	Vice President, Attorney	Vice President, Senior Counsel, ALPS Distributors, Inc. ALPS Fund Services, Inc. and ALPS Portfolio Solutions Distributor, Inc.	Fund Servicing
David T. Buhler	Vice President, Attorney	Secretary, ALPS Variable Investment Trust, Financial Investors Trust Secretary, Westcore Trust	Fund Servicing
Randall D. Young	Secretary	Secretary, ALPS Distributors, Inc., ALPS Fund Services, Inc., ALPS Holdings, Inc. and ALPS Portfolio Solutions Distributor, Inc.	Fund Servicing
Gregg Wm. Givens	Vice President, Treasurer and Assistant Secretary	Assistant Treasurer, ALPS Distributors, Inc., ALPS Fund Services, Inc., ALPS Holdings, Inc. and ALPS Portfolio Solutions Distributor, Inc.	Fund Servicing

Aisha J. Hunt	Senior Vice President, General Counsel and Assistant Secretary	Sr. Vice Pres., General Counsel and Asst. Secretary, ALPS Holdings, Inc., ALPS Distributors, Inc., ALPS Portfolio Solutions Distributor, Inc. and ALPS Fund Services, Inc.	Fund Servicing
Wyck Brown	Senior Vice President	Not Applicable	Fund Servicing
Douglas W. Fleming	Assistant Treasurer	Assistant Treasurer, ALPS Holdings, Inc., ALPS Distributors, Inc., ALPS Portfolio Solutions Distributor, Inc. and ALPS Fund Services, Inc.	Fund Servicing
Troy A. Duran	Senior Vice President, Chief Financial Officer	Sr. Vice Pres., Chief Financial Officer, ALPS Holdings, Inc., ALPS Distributors, Inc., ALPS Portfolio Solutions Distributor, Inc. and ALPS Fund Services, Inc.	Fund Servicing

*The principal business address for each of the ALPS Advisors, Inc. representatives is: 1290 Broadway, Suite 1100, Denver, CO, 80203.

Ibbotson Associates, Inc.

Name*	Position with Ibbotson and Associates, Inc.	Other Business Connections	Type of Business
Donald Scott Schilling	Chief Compliance Officer	None	Not Applicable
Scott A. Wentsel	Vice President	Trustee for the Registrant	Trustee
Thomas M. Idzorek	Vice President	None	Not Applicable

*The principal business address for each of the Ibbotson Associates, Inc. representatives is: 22 W. Washington St., Chicago, IL 60602.

Stadion Money Management, LLC

Name*	Position with Stadion Money Management LLC	Other Business Connections	Type of Business
Judson Doherty	President	Not Applicable	Not Applicable
Timothy Chapman	Chief Executive Officer	Not Applicable	Not Applicable
Michael Isaac	Chief Compliance Officer	Not Applicable	Not Applicable
Bradley Thompson	Chief Investment Officer	Not Applicable	Not Applicable
Michael Chlan	Chief Technology Officer/Chief Operating Officer	Not Applicable	Not Applicable
Roger Kafker	Elected Manager	Not Applicable	Not Applicable
Michael Burns	Elected Manager	Not Applicable	Not Applicable
Duane Bernt	Chief Financial Officer	Not Applicable	Not Applicable

*The principal business address for each of the Stadion Money Management LLC representatives is: 1061 Cliff Dawson Rd., Watkinsville, GA 30677

Red Rocks Capital LLC

Name*	Position with Red Rocks Capital LLC	Other Business Connections	Type of Business
Adam Goldman	Managing Partner	Not Applicable	Not Applicable
Mark Sunderhuse	Managing Partner	Not Applicable	Not Applicable
Matt Luoma	Chief Compliance Officer	Not Applicable	Not Applicable

*The principal business address for each of the Red Rocks Capital LLC representatives is: 25188 Genesee Trail Road, Suite 250, Suite 250, Golden, Colorado 80401.

ITEM 32. PRINCIPAL UNDERWRITERS

(a)	ALPS Portfolio Solutions Distributor, Inc. acts as the distributor for the Registrant and the following investment companies: ALPS ETF Trust, Financial Investors Trust, and Select Sector SPDR Trust.

(b)	To the best of Registrant’s knowledge, the directors and executive officers of ALPS Portfolio Solutions Distributor, Inc., the distributor for Registrant, are as follows:

Name*	Position with Underwriter	Positions with Fund
Edmund J. Burke	Director	None
Jeremy O. May	Director	None
Thomas A. Carter	President, Director	President
Randall D. Young**	Secretary	None
Gregg Wm. Givens**	Vice President, Treasurer and Assistant Secretary	None
Douglas W. Fleming**	Assistant Treasurer	None
Bradley J. Swenson	Senior Vice President, Chief Compliance Officer	None
Robert J. Szydlowski	Senior Vice President, Chief Technology Officer	None
Aisha J. Hunt	Senior Vice President, General Counsel and Assistant Secretary	None
Troy A. Duran	Senior Vice President, Chief Financial Officer	None
Daniel Dolan	Senior Vice President	None
Gary Ross	Senior Vice President	None
Kevin Ireland	Senior Vice President	None
Mark Kiniry	Senior Vice President	None

Steven Price	Vice President, Deputy Chief Compliance Officer	None
Eric T. Parsons	Vice President, Controller and Assistant Treasurer	None
Erin D. Nelson	Vice President, Attorney	None
Liza Orr	Vice President, Attorney	None
Margo Rocklin	Vice President, Attorney	None
Tison Cory	Vice President, Intermediary Operations	None
Terence Digan	Vice President	None
James Stegall	Vice President	None

* Except as otherwise noted, the principal business address for each of the above directors and executive officers is 1290 Broadway, Suite 1100, Denver, Colorado 80203.

** The principal business address for Messrs. Givens, Young and Fleming is 333 W. 11th Street, 5th Floor, Kansas City, Missouri 64105.

(c)	Not Applicable.

ITEM 33. LOCATION OF ACCOUNTS AND RECORDS

(a)	ALPS Fund Services, Inc., 1290 Broadway, Suite 1100, Denver, Colorado 80203 (records to be maintained by the Trust).

(b)	ALPS Portfolio Solutions Distributor, Inc., 1290 Broadway, Suite 1100, Denver, Colorado 80203 (records relating to its function as distributor for each of the Trust’s Portfolios).

(c)	ALPS Fund Services, Inc., 1290 Broadway, Suite 1100, Denver, Colorado 80203 (records relating to its function as transfer agent and fund accountant for each of the Trust’s Portfolios).

(d)	State Street Bank and Trust Company, 225 Franklin Street, Boston, MA, 02171 (records relating to its functions as custodian for each of the Portfolio’s investment portfolios).

(e)	ALPS Advisors, Inc., 1290 Broadway, Suite 1100, Denver, Colorado 80203 (records relating to its functions as Adviser for each of the Portfolio’s investment portfolios).

(f)	Ibbotson Associates, Inc., 22 W. Washington St., Chicago, IL 60602 (records relating to its functions as Subadviser for each of the Ibbotson Portfolio’s investment portfolios).

(g)	Stadion Money Management, LLC, 1061 Cliff Dawson Road, Watkinsville, GA 30677 (records relating to its functions as Subadviser for the ALPS/Stadion Tactical Defensive Portfolio and ALPS/Stadion Tactical Growth Portfolio investment portfolios).

(h)	Red Rocks Capital LLC, 25188 Genesee Trail Road, Suite 250, Suite 250, Golden, Colorado 80401 (records relating to its functions as Subadviser for the ALPS/Red Rocks Listed Private Equity Portfolio).

ITEM 34. MANAGEMENT SERVICES

Not applicable.

ITEM 35. UNDERTAKINGS

Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this registration statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City and County of Denver and State of Colorado on the 14th day of January, 2015.

ALPS VARIABLE INVESTMENT TRUST

By:	/s/ Thomas A. Carter
Thomas A. Carter
President & Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities and on the date(s) indicated.

Signature	Title	Date

/s/ Thomas A. Carter	Trustee, Chairman, President & Chief Executive Officer	January 14, 2015
Thomas A. Carter

/s/ Patrick D. Buchanan	Chief Financial Officer & Treasurer	January 14, 2015
Patrick D. Buchanan

*	Trustee	January 14, 2015
Mary K. Anstine

*	Trustee	January 14, 2015
Jeremy W. Deems

*	Trustee	January 14, 2015
David M. Swanson

*	Trustee	January 14, 2015
Scott Wentsel

*By:	/s/ David T. Buhler
David T. Buhler
Attorney-in-fact Pursuant to Power of Attorney dated April 4, 2011

EXHIBIT INDEX

None.